UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund

I Shares - KCLIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, I Shares	$52	0.50%

How did the Fund perform in the last year?

The Bloomberg 1-3 Year US Government/Credit Index (USD) returned +6.25% for the year ended October 31, 2024. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to substantial amounts of spread tightening over the year.

The Knights of Columbus Limited Duration I Shares Fund returned +6.11% for the year, lagging the benchmark. The primary drivers of the portfolio underperformance for the year were a slight underweight to duration as interest rates rallied and securities selected, and an underweight position in the Financial sector. An overweight position and securities selected in the Industrial sector contributed to relative total returns. Returns also benefitted from our ABS exposure, which is not represented in the index.

Our conservative stance towards the Financial sector was a headwind for the Fund’s performance over the prior year. The U.S. economy proved stronger than expected with overall activity, as well as labor market conditions, remaining stable despite the restrictive Federal Reserve policy stance. Corporate credit spreads are now at their tightest levels since the late 1990s as the market digests a pivot in central bank policy as well as the upcoming new federal government. We continue to believe that exposure to corporate credits with ample liquidity and selective securitized product with strong collateral remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Limited Duration Fund, I Shares - $29179	Bloomberg U.S. Aggregate Bond Index (USD)* - $28428	Bloomberg 1-3 Year US Government/Credit Index (USD) - $29110
Feb/15	$25000	$25000	$25000
Oct/15	$25089	$25002	$25156
Oct/16	$25428	$26094	$25485
Oct/17	$25707	$26330	$25657
Oct/18	$25801	$25789	$25744
Oct/19	$27029	$28757	$27003
Oct/20	$27840	$30536	$27917
Oct/21	$27959	$30390	$27903
Oct/22	$26578	$25624	$26542
Oct/23	$27498	$25716	$27398
Oct/24	$29179	$28428	$29110

Since its inception on February 27, 2015. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Limited Duration Fund, I Shares	6.11%	1.54%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-0.23%	1.34%
Bloomberg 1-3 Year US Government/Credit Index (USD)	6.25%	1.51%	1.58%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$181,893,195	145	$613,478	82%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	0.7%
Health Care	1.1%
Utilities	1.6%
Consumer Discretionary	1.9%
Real Estate	2.5%
Consumer Staples	2.7%
Information Technology	3.1%
Industrials	3.6%
Financials	3.8%
Mortgage-Backed Securities	3.9%
Materials	4.3%
Energy	4.4%
U.S. Government Agency Mortgage-Backed Obligations	4.7%
Asset-Backed Securities	19.1%
U.S. Treasury Obligations	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.625%	11/15/26	22.2%
U.S. Treasury Notes	4.375%	11/30/28	6.4%
U.S. Treasury Notes	4.375%	08/15/26	6.2%
U.S. Treasury Notes	3.875%	12/31/27	4.1%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	1.9%
U.S. Treasury Notes	3.500%	09/30/26	1.6%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	1.4%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	1.4%
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3	2.850%	11/20/51	0.8%
TCW CLO, Ser 2022-2A, Cl A1R, TSFR3M + 1.280%	5.897%	10/20/32	0.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund / I Shares - KCLIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund

Class S Shares - KCLSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, Class S Shares	$62	0.60%

How did the Fund perform in the last year?

The Bloomberg 1-3 Year US Government/Credit Index (USD) returned +6.25% for the year ended October 31, 2024. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to substantial amounts of spread tightening over the year.

The Knights of Columbus Limited Duration Institutional Class S Shares returned +5.98% for the year, lagging the benchmark. The primary drivers of the portfolio underperformance for the year were a slight underweight to duration as interest rates rallied and securities selected, and an underweight position in the Financial sector. An overweight position and securities selected in the Industrial sector contributed to relative total returns. Returns also benefitted from our ABS exposure, which is not represented in the index.

Our conservative stance towards the Financial sector was a headwind for the Fund’s performance over the prior year. The U.S. economy proved stronger than expected with overall activity, as well as labor market conditions, remaining stable despite the restrictive Federal Reserve policy stance. Corporate credit spreads are now at their tightest levels since the late 1990s as the market digests a pivot in central bank policy as well as the upcoming new federal government. We continue to believe that exposure to corporate credits with ample liquidity and selective securitized product with strong collateral remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Knights of Columbus Limited Duration Fund, Class S Shares - $11572	Bloomberg U.S. Aggregate Bond Index (USD)* - $11533	Bloomberg 1-3 Year US Government/Credit Index (USD) - $11598
Jul/15	$10000	$10000	$10000
Oct/15	$10024	$10143	$10023
Oct/16	$10148	$10586	$10154
Oct/17	$10261	$10682	$10222
Oct/18	$10294	$10462	$10257
Oct/19	$10773	$11666	$10758
Oct/20	$11087	$12388	$11123
Oct/21	$11124	$12329	$11117
Oct/22	$10564	$10396	$10575
Oct/23	$10919	$10433	$10916
Oct/24	$11572	$11533	$11598

Since its inception on July 14, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Limited Duration Fund, Class S Shares	5.98%	1.44%	1.58%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-0.23%	1.54%
Bloomberg 1-3 Year US Government/Credit Index (USD)	6.25%	1.51%	1.61%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$181,893,195	145	$613,478	82%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	0.7%
Health Care	1.1%
Utilities	1.6%
Consumer Discretionary	1.9%
Real Estate	2.5%
Consumer Staples	2.7%
Information Technology	3.1%
Industrials	3.6%
Financials	3.8%
Mortgage-Backed Securities	3.9%
Materials	4.3%
Energy	4.4%
U.S. Government Agency Mortgage-Backed Obligations	4.7%
Asset-Backed Securities	19.1%
U.S. Treasury Obligations	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.625%	11/15/26	22.2%
U.S. Treasury Notes	4.375%	11/30/28	6.4%
U.S. Treasury Notes	4.375%	08/15/26	6.2%
U.S. Treasury Notes	3.875%	12/31/27	4.1%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	1.9%
U.S. Treasury Notes	3.500%	09/30/26	1.6%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	1.4%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	1.4%
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3	2.850%	11/20/51	0.8%
TCW CLO, Ser 2022-2A, Cl A1R, TSFR3M + 1.280%	5.897%	10/20/32	0.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund / Class S Shares - KCLSX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund

I Shares - KCCIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, I Shares	$52	0.50%

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Index (USD) returned +10.55% for the year ended October 31, 2024. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to substantial amounts of spread tightening over the year.

The Knights of Columbus Core Bond I Shares Class Fund returned +9.92% for the year, lagging the benchmark. The primary drivers of the portfolio underperformance for the year were a slight underweight to duration as interest rates rallied in the middle of the year and an underweight position in corporate credit, which was offsides of the aforementioned spread tightening trend. Security selection across the spread sectors contributed positive relative return effects.

Our conservative outlook on risk asset performance was again a headwind for the Fund’s performance over the prior year. The U.S. economy proved stronger than expected with overall activity, as well as labor market conditions, remaining stable despite the restrictive Federal Reserve policy stance. Corporate credit spreads are now at their tightest levels since the late 1990s as the market digests a pivot in central bank policy as well as the upcoming new federal government. We continue to believe that wider spreads in higher-rated securitized product positions remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Core Bond Fund, I Shares - $28499	Bloomberg U.S. Aggregate Bond Index (USD) - $28428
Feb/15	$25000	$25000
Oct/15	$24955	$25002
Oct/16	$26099	$26094
Oct/17	$26664	$26330
Oct/18	$26109	$25789
Oct/19	$29157	$28757
Oct/20	$30761	$30536
Oct/21	$31104	$30390
Oct/22	$25916	$25624
Oct/23	$25927	$25716
Oct/24	$28499	$28428

Since its inception on February 27, 2015. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Core Bond Fund, I Shares	9.92%	-0.46%	1.36%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.34%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$237,332,718	238	$706,989	48%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.5%
Communication Services	0.6%
Materials	1.5%
Consumer Staples	1.6%
Information Technology	1.7%
Real Estate	2.0%
Industrials	2.1%
Utilities	2.1%
Energy	2.6%
Municipal Bonds	3.2%
Financials	4.2%
Asset-Backed Securities	9.6%
Mortgage-Backed Securities	12.8%
U.S. Government Agency Mortgage-Backed Obligations	21.1%
U.S. Treasury Obligations	32.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.6%
U.S. Treasury Notes	2.750%	05/31/29	4.6%
U.S. Treasury Notes	2.625%	05/31/27	3.9%
U.S. Treasury Notes	2.750%	08/15/32	3.6%
U.S. Treasury Notes	3.875%	09/30/29	2.7%
U.S. Treasury Bonds	4.000%	11/15/52	2.3%
U.S. Treasury Notes	3.750%	08/31/26	2.1%
U.S. Treasury Bonds	3.750%	08/15/41	1.9%
U.S. Treasury Bonds	2.875%	05/15/52	1.4%
U.S. Treasury Bonds	3.000%	05/15/45	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund / I Shares - KCCIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund

Class S Shares - KCCSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, Class S Shares	$63	0.60%

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Index (USD) returned +10.55% for the year ended October 31, 2024. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to substantial amounts of spread tightening over the year.

The Knights of Columbus Core Bond Class S Shares Fund returned +9.83% for the year, lagging the benchmark. The primary drivers of the portfolio underperformance for the year were a slight underweight to duration as interest rates rallied in the middle of the year and an underweight position in corporate credit, which was offsides of the aforementioned spread tightening trend. Security selection across the spread sectors contributed positive relative return effects.

Our conservative outlook on risk asset performance was again a headwind for the Fund’s performance over the prior year. The U.S. economy proved stronger than expected with overall activity, as well as labor market conditions, remaining stable despite the restrictive Federal Reserve policy stance. Corporate credit spreads are now at their tightest levels since the late 1990s as the market digests a pivot in central bank policy as well as the upcoming new federal government. We continue to believe that wider spreads in higher-rated securitized product positions remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Knights of Columbus Core Bond Fund, Class S Shares - $11490	Bloomberg U.S. Aggregate Bond Index (USD) - $11533
Jul/15	$10000	$10000
Oct/15	$10139	$10143
Oct/16	$10590	$10586
Oct/17	$10832	$10682
Oct/18	$10600	$10462
Oct/19	$11815	$11666
Oct/20	$12453	$12388
Oct/21	$12567	$12329
Oct/22	$10480	$10396
Oct/23	$10462	$10433
Oct/24	$11490	$11533

Since its inception on July 14, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Core Bond Fund, Class S Shares	9.83%	-0.56%	1.50%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.54%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$237,332,718	238	$706,989	48%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.5%
Communication Services	0.6%
Materials	1.5%
Consumer Staples	1.6%
Information Technology	1.7%
Real Estate	2.0%
Industrials	2.1%
Utilities	2.1%
Energy	2.6%
Municipal Bonds	3.2%
Financials	4.2%
Asset-Backed Securities	9.6%
Mortgage-Backed Securities	12.8%
U.S. Government Agency Mortgage-Backed Obligations	21.1%
U.S. Treasury Obligations	32.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.6%
U.S. Treasury Notes	2.750%	05/31/29	4.6%
U.S. Treasury Notes	2.625%	05/31/27	3.9%
U.S. Treasury Notes	2.750%	08/15/32	3.6%
U.S. Treasury Notes	3.875%	09/30/29	2.7%
U.S. Treasury Bonds	4.000%	11/15/52	2.3%
U.S. Treasury Notes	3.750%	08/31/26	2.1%
U.S. Treasury Bonds	3.750%	08/15/41	1.9%
U.S. Treasury Bonds	2.875%	05/15/52	1.4%
U.S. Treasury Bonds	3.000%	05/15/45	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund / Class S Shares - KCCSX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Long/Short Equity Fund

I Shares - KCEIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus Long/Short Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Long/Short Equity Fund, I Shares	$198	1.85%

How did the Fund perform in the last year?

The benchmark HFRX Equity Market Neutral Index rose +8.14% from October 31st, 2023, through October 31st, 2024, and the widely used S&P 500 benchmark returned +38.02%. The Knights of Columbus Long/Short Equity Fund rose +13.72% net over the same period. This performance was achieved despite our gross remaining consistently under 120% and our ex-post realized beta being just 0.16.

The headwinds that we faced in FYE 2024 accelerated.

Specifically:

  The 10 biggest contributors to the S&P 500 accounted for 47% of the benchmark return.

  ARKK, a common benchmark for low-quality stocks exploded higher, rising nearly 31%.

  And the trillions of loss-making stocks avoided their day of reckoning as the proverbial can was kicked down the road.

Yet the Fund did well despite the persistence of these headwinds. Here is why:

Long Portfolio: Our longs had over an 80% hit-rate. Without playing in the dangerous names discussed above, we made our money in mispriced blue-chip stocks that offered a significant margin of safety.

Short Portfolio: 2024 was a year where our proprietary mix of fundamental and quantitative risk controls proved invaluable. In our idiosyncratic single-stock book of shorts, our average drag was only -14bps. We view this as a non-trivial accomplishment.

Outlook:  One of the benefits of working for the Knight’s CIO is he is a student of markets, knows it is never different this time, and has a history of sticking with proven but out of favor investment strategies. An investment program helmed by someone with less depth, knowledge and patience fractures the alignment we feel with both the Knights of Columbus Asset Advisors (“KOCAA”) and their investors who we are honored to serve. We believe the importance of our strategy’s non-correlated returns has never been higher.

As Warren E. Buffett ("Mr. Buffett") builds a $300bn+ cash pile, we think he sees what we do: an unsustainable decoupling of aggregate valuations. Unlike Mr. Buffett, we do not have $100s of billions to invest. That allows us to partake in some of the remarkable bargains we see on the long side while pairing this with a mix of shorts that suffer from unsustainable valuations and dubious capital allocation.

Your managers continue to have substantially all our liquid net worth invested in strategies managed by the sub-advisor L2. Your fund managers have well over $1ml invested in KCEIX, specifically. We look forward to the years ahead and thank you for your continued support.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Long/Short Equity Fund, I Shares - $32819	Bloomberg US 1000 Index (TR) (USD)* - $48635	HFRX Equity Market Neutral Index (TR) (USD) - $26647	Bloomberg Intermediate US Corporate Index (TR) (USD) - $27072	S&P 500 Index (TR) - $49524
Dec/19	$25000	$25000	$25000	$25000	$25000
Oct/20	$21555	$26983	$23253	$26573	$26696
Oct/21	$24183	$38780	$23881	$26762	$38153
Oct/22	$28427	$32225	$23883	$23503	$32578
Oct/23	$28859	$35267	$24642	$24385	$35883
Oct/24	$32819	$48635	$26647	$27072	$49524

Since its inception on December 2, 2019. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Knights of Columbus Long/Short Equity Fund, I Shares	13.72%	5.69%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.49%
HFRX Equity Market Neutral Index (TR) (USD)	8.14%	1.31%
Bloomberg Intermediate US Corporate Index (TR) (USD)	11.02%	1.63%
S&P 500 Index (TR)	38.02%	14.91%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$136,005,126	93	$1,460,089	51%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange Traded Funds	-28.3%
Consumer Staples	-0.8%
Real Estate	-0.5%
Materials	-0.2%
Purchased Option	0.4%
Energy	2.0%
Industrials	3.0%
Health Care	4.0%
Communication Services	6.3%
Financials	12.2%
Information Technology	14.4%
Consumer Discretionary	15.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AppLovin, Cl A	4.3%
Expedia Group	2.5%
Synchrony Financial	2.2%
Meta Platforms, Cl A	2.1%
Owens Corning	2.0%
International Business Machines	2.0%
Corpay	2.0%
Apple	1.9%
Airbnb, Cl A	1.9%
Alphabet, Cl A	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Long/Short Equity Fund / I Shares - KCEIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund

I Shares - KCVIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, I Shares	$89	0.76%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 1000 Value Index for November, December, January and February, and the Bloomberg 1000 Value Index for the rest of the year.

The Russell 1000 Value Index rose +30.98% for the year ended October 31, 2024, while the Bloomberg 1000 Value rose +29.59%. Despite a slight lull in the summer, the indices steadily climbed higher for much of the year. Every sector was positive with Financials (+53%) and Industrials (+44%) leading the way while Energy (+7%) and Health Care (+16%) were the biggest laggards. Securities restricted from investment for Catholic principles underperformed for the year, rising +24% while unrestricted members rose +33%.

The Fund I Shares returned +33.92% during this period. The Health Care sector helped performance. Boston Scientific Corp. (1.6% Average Wgt., +64.1% Total Return) rose 64.1%. The company had several strong earnings reports where they beat expectations on revenue and earnings and raised their full year guidance. Select Medical Holdings Corp. (1.1%, +43.6%) also performed well due to strong earnings reports. They continue normalizing the business towards pre-COVID levels and announced the spin-off of their Concentra business segment.

The Consumer Staples sector detracted from value. Monster Beverage Corp. (1.3%, +3.1%) finished higher but failed to keep up with peers as industry-wide growth in energy drink sales slowed. Also, Monster’s US market share continues to shrink. Mondelez International, Inc. (1.5%, +6.0%) finished higher but also failed to keep up with peers. The company gave weaker than expected guidance for several periods, citing cocoa price inflation as the problem.

Macroeconomic trends and overall economic activity in the U.S. have stayed stronger than expected, lowering expectations for interest rate cuts as the year has progressed and moving yields higher. Trump’s election wins also pushed yields higher as many economists (but not all) believe his tariff proposals will prove inflationary. The rate on 10-year treasury bonds stands at 4.42%, a level last seen in early July 2024, with the looming question of where rates go from here. We are maintaining current positioning for now as we continue to assess macroeconomic trends and potential Trump Administration polices to gauge impacts on economic growth, inflation, and interest rates.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Large Cap Value Fund, I Shares - $60662	Bloomberg US 1000 Index (TR) (USD)* - $78505	Bloomberg US 1000 Value Index (TR) (USD)** - $59884	Russell 1000 Value Index (USD) - $56590
Feb/15	$25000	$25000	$25000	$25000
Oct/15	$24159	$24883	$24496	$24320
Oct/16	$24911	$25964	$26016	$25870
Oct/17	$30560	$32132	$31296	$30470
Oct/18	$31406	$34310	$32328	$31394
Oct/19	$35019	$39237	$35675	$34915
Oct/20	$32151	$43554	$31908	$32273
Oct/21	$47013	$62597	$47187	$46395
Oct/22	$43849	$52017	$46686	$43148
Oct/23	$45297	$56926	$46212	$43206
Oct/24	$60662	$78505	$59884	$56590

Since its inception on February 27, 2015. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** On February 29, 2024, the Fund’s benchmark changed from the Russell 1000 Value Index (USD) to the Bloomberg 1000 Value Index (TR) (USD)  because the Adviser believes that the Bloomberg 1000 Value Index (TR) (USD) better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Large Cap Value Fund, I Shares	33.92%	11.61%	9.59%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.88%	12.55%
Bloomberg US 1000 Value Index (TR) (USD)**	29.59%	10.92%	9.44%
Russell 1000 Value Index (USD)	30.98%	10.14%	8.80%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$234,654,152	76	$1,214,842	36%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.5%
Communication Services	5.3%
Consumer Discretionary	6.1%
Utilities	6.6%
Real Estate	6.6%
Information Technology	7.8%
Energy	8.7%
Health Care	8.7%
Consumer Staples	10.6%
Industrials	11.7%
Financials	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Exxon Mobil	4.2%
AT&T	2.8%
Cisco Systems	2.5%
Berkshire Hathaway, Cl B	2.5%
JPMorgan Chase	2.4%
Entergy	2.2%
3M	1.9%
Ameriprise Financial	1.8%
Bank of America	1.8%
General Motors	1.7%

Material Fund Changes

On February 29, 2024, Knights of Columbus Large Cap Value Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 1000 Value Index to the Bloomberg 1000 Value Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund / I Shares - KCVIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund

Class S Shares - KCVSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, Class S Shares	$101	0.86%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 1000 Value Index for November, December, January and February, and the Bloomberg 1000 Value Index for the rest of the year.

The Russell 1000 Value Index rose +30.98% for the year ended October 31, 2024, while the Bloomberg 1000 Value rose +29.59%. Despite a slight lull in the summer, the indices steadily climbed higher for much of the year. Every sector was positive with Financials (+53%) and Industrials (+44%) leading the way while Energy (+7%) and Health Care (+16%) were the biggest laggards. Securities restricted from investment for Catholic principles underperformed for the year, rising +24% while unrestricted members rose +33%.

The Fund Class S Shares returned +33.79% during this period. The Health Care sector helped performance. Boston Scientific Corp. (1.6% Average Wgt., +64.1% Total Return) rose 64.1%. The company had several strong earnings reports where they beat expectations on revenue and earnings and raised their full year guidance. Select Medical Holdings Corp. (1.1%, +43.6%) also performed well due to strong earnings reports. They continue normalizing the business towards pre-COVID levels and announced the spin-off of their Concentra business segment.

The Consumer Staples sector detracted from value. Monster Beverage Corp. (1.3%, +3.1%) finished higher but failed to keep up with peers as industry-wide growth in energy drink sales slowed. Also, Monster’s US market share continues to shrink. Mondelez International, Inc. (1.5%, +6.0%) finished higher but also failed to keep up with peers. The company gave weaker than expected guidance for several periods, citing cocoa price inflation as the problem.

Macroeconomic trends and overall economic activity in the U.S. have stayed stronger than expected, lowering expectations for interest rate cuts as the year has progressed and moving yields higher. Trump’s election wins also pushed yields higher as many economists (but not all) believe his tariff proposals will prove inflationary. The rate on 10-year treasury bonds stands at 4.42%, a level last seen in early July 2024, with the looming question of where rates go from here. We are maintaining current positioning for now as we continue to assess macroeconomic trends and potential Trump Administration polices to gauge impacts on economic growth, inflation, and interest rates.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Knights of Columbus Large Cap Value Fund, Class S Shares - $24144	Bloomberg US 1000 Index (TR) (USD)* - $31075	Bloomberg US 1000 Value Index (TR) (USD)** - $23872	Russell 1000 Value Index (USD) - $22568
Jul/15	$10000	$10000	$10000	$10000
Oct/15	$9690	$9850	$9765	$9699
Oct/16	$9988	$10277	$10371	$10317
Oct/17	$12251	$12719	$12476	$12151
Oct/18	$12575	$13581	$12887	$12520
Oct/19	$14008	$15531	$14221	$13924
Oct/20	$12847	$17240	$12720	$12870
Oct/21	$18768	$24778	$18810	$18502
Oct/22	$17487	$20590	$18611	$17207
Oct/23	$18046	$22534	$18422	$17230
Oct/24	$24144	$31075	$23872	$22568

Since its inception on July 14, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** On February 29, 2024, the Fund’s benchmark changed from the Russell 1000 Value Index (USD) to the Bloomberg 1000 Value Index (TR) (USD)  because the Adviser believes that the Bloomberg 1000 Value Index (TR) (USD) better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Large Cap Value Fund, Class S Shares	33.79%	11.50%	9.93%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.88%	12.96%
Bloomberg US 1000 Value Index (TR) (USD)**	29.59%	10.92%	9.80%
Russell 1000 Value Index (USD)	30.98%	10.14%	9.14%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$234,654,152	76	$1,214,842	36%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.5%
Communication Services	5.3%
Consumer Discretionary	6.1%
Utilities	6.6%
Real Estate	6.6%
Information Technology	7.8%
Energy	8.7%
Health Care	8.7%
Consumer Staples	10.6%
Industrials	11.7%
Financials	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Exxon Mobil	4.2%
AT&T	2.8%
Cisco Systems	2.5%
Berkshire Hathaway, Cl B	2.5%
JPMorgan Chase	2.4%
Entergy	2.2%
3M	1.9%
Ameriprise Financial	1.8%
Bank of America	1.8%
General Motors	1.7%

Material Fund Changes

On February 29, 2024, Knights of Columbus Large Cap Value Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 1000 Value Index to the Bloomberg 1000 Value Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund / Class S Shares - KCVSX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund

I Shares - KCGIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, I Shares	$91	0.76%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 1000 Growth Index from October 2023 to February 2024 and the Bloomberg 1000 Growth Index from March 2024 and beyond.

Fiscal year 2024 generated another year of strong returns for the large-cap growth stocks as the Russell 1000 Growth Index and Bloomberg 1000 Growth Index generated returns of +43.77% and +41.80%, respectively. Continued excitement over artificial intelligence, earnings resilience and prospects of an accommodative Federal Reserve lowering short-term interest rates overcame any trepidation from multiple wars, US elections or fears of a slowing consumer. Breadth increased over the prior year as a wider array of sectors participated in the rally. The Utilities sector, though small, outperformed at +139% in Russell and +55% in Bloomberg as investors began to understand the energy requirements to enable AI computations. Communication Services (+56% / +54%) and Information Technology (+54% / +52%) also outperformed, while Energy (+24% / +4%), Health Care (+24% / +26%) and Consumer Staples (+25% / +22%) were the laggards.

The Fund I Shares gained +40.23% for the fiscal year and underperformed the benchmarks. Cash accounted for the majority of underperformance, despite a moderate weight, given the strength of the rally. Stock selection in Consumer Discretionary also hurt, as did Consumer Staples. Catholic restrictions aided relative performance during the year as stocks restricted for investment underperformed the investable options. Stock selection in Real Estate and Communication Services also helped.

Portfolio positioning exiting the fiscal year can best be described as “neutral.” Sector weights were generally in line, with the few deviations largely driven by Catholic restrictions. Aggregate factor exposures presented a similarly neutral view, accounting for very little active risk, and individual factor exposures were also atypically low. The neutral positioning is reflective of our view that breadth within the growth landscape is improving and signs that leadership may be shifting away from the homogeny of the “Magnificent 7” mega cap tech stocks. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Large Cap Growth Fund, I Shares - $73613	Bloomberg US 1000 Index (TR) (USD)* - $78505	Bloomberg US 1000 Growth Index (TR) (USD)** - $93390	Russell 1000 Growth Index (USD) (TR) - $104475
Feb/15	$25000	$25000	$25000	$25000
Oct/15	$25039	$24883	$25266	$25454
Oct/16	$24571	$25964	$25889	$26035
Oct/17	$31070	$32132	$32822	$33771
Oct/18	$33557	$34310	$35956	$37388
Oct/19	$37230	$39237	$42235	$43783
Oct/20	$46848	$43554	$53157	$56575
Oct/21	$62826	$62597	$75718	$81021
Oct/22	$45006	$52017	$57332	$61092
Oct/23	$52493	$56926	$65861	$72670
Oct/24	$73613	$78505	$93390	$104475

Since its inception on February 27, 2015. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** On February 29, 2024, the Fund’s benchmark changed from the Russell 1000 Growth Index (USD) (TR) to the Bloomberg 1000 Growth Index (TR) (USD) because the Adviser believes that the Bloomberg 1000 Growth Index (TR) (USD) better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Large Cap Growth Fund, I Shares	40.23%	14.61%	11.80%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.88%	12.55%
Bloomberg US 1000 Growth Index (TR) (USD)**	41.80%	17.20%	14.58%
Russell 1000 Growth Index (USD) (TR)	43.77%	19.00%	15.92%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$230,670,206	76	$1,223,144	44%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.7%
Utilities	1.2%
Materials	1.7%
Real Estate	2.2%
Consumer Staples	4.2%
Health Care	7.3%
Industrials	7.9%
Financials	8.8%
Consumer Discretionary	9.2%
Communication Services	12.9%
Information Technology	40.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.9%
Microsoft	8.6%
Apple	8.6%
Meta Platforms, Cl A	3.9%
Alphabet, Cl A	3.2%
Alphabet, Cl C	2.7%
Broadcom	2.6%
Berkshire Hathaway, Cl B	2.0%
Tesla	1.8%
Netflix	1.5%

Material Fund Changes

On February 29, 2024, Knights of Columbus Large Cap Growth Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 1000 Growth Index to the Bloomberg 1000 Growth Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund / I Shares - KCGIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund

Class S Shares - KCGSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, Class S Shares	$103	0.86%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 1000 Growth Index from October 2023 to February 2024 and the Bloomberg 1000 Growth Index from March 2024 and beyond.

Fiscal year 2024 generated another year of strong returns for the large-cap growth stocks as the Russell 1000 Growth Index and Bloomberg 1000 Growth Index generated returns of +43.77% and +41.80%, respectively. Continued excitement over artificial intelligence, earnings resilience and prospects of an accommodative Federal Reserve lowering short-term interest rates overcame any trepidation from multiple wars, US elections or fears of a slowing consumer. Breadth increased over the prior year as a wider array of sectors participated in the rally. The Utilities sector, though small, outperformed at +139% in Russell and +55% in Bloomberg as investors began to understand the energy requirements to enable AI computations. Communication Services (+56% / +54%) and Information Technology (+54% / +52%) also outperformed, while Energy (+24% / +4%), Health Care (+24% / +26%) and Consumer Staples (+25% / +22%) were the laggards.

The Fund Class S Shares gained +40.06% for the fiscal year and underperformed the benchmarks. Cash accounted for the majority of underperformance, despite a moderate weight, given the strength of the rally. Stock selection in Consumer Discretionary also hurt, as did Consumer Staples. Catholic restrictions aided relative performance during the year as stocks restricted for investment underperformed the investable options. Stock selection in Real Estate and Communication Services also helped.

Portfolio positioning exiting the fiscal year can best be described as “neutral.” Sector weights were generally in line, with the few deviations largely driven by Catholic restrictions. Aggregate factor exposures presented a similarly neutral view, accounting for very little active risk, and individual factor exposures were also atypically low. The neutral positioning is reflective of our view that breadth within the growth landscape is improving and signs that leadership may be shifting away from the homogeny of the “Magnificent 7” mega cap tech stocks. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Knights of Columbus Large Cap Growth Fund, Class S Shares - $28580	Bloomberg US 1000 Index (TR) (USD)* - $31075	Bloomberg US 1000 Growth Index (TR) (USD)** - $36708	Russell 1000 Growth Index (USD) (TR) - $41054
Jul/15	$10000	$10000	$10000	$10000
Oct/15	$9788	$9850	$9931	$10002
Oct/16	$9601	$10277	$10176	$10231
Oct/17	$12142	$12719	$12901	$13270
Oct/18	$13112	$13581	$14133	$14692
Oct/19	$14531	$15531	$16601	$17204
Oct/20	$18266	$17240	$20894	$22231
Oct/21	$24463	$24778	$29761	$31837
Oct/22	$17518	$20590	$22535	$24006
Oct/23	$20406	$22534	$25887	$28556
Oct/24	$28580	$31075	$36708	$41054

Since its inception on July 14, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** On February 29, 2024, the Fund’s benchmark changed from the Russell 1000 Growth Index (USD) (TR) to the Bloomberg 1000 Growth Index (TR) (USD) because the Adviser believes that the Bloomberg 1000 Growth Index (TR) (USD) better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Large Cap Growth Fund, Class S Shares	40.06%	14.49%	11.94%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.88%	12.96%
Bloomberg US 1000 Growth Index (TR) (USD)**	41.80%	17.20%	15.00%
Russell 1000 Growth Index (USD) (TR)	43.77%	19.00%	16.39%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$230,670,206	76	$1,223,144	44%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.7%
Utilities	1.2%
Materials	1.7%
Real Estate	2.2%
Consumer Staples	4.2%
Health Care	7.3%
Industrials	7.9%
Financials	8.8%
Consumer Discretionary	9.2%
Communication Services	12.9%
Information Technology	40.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.9%
Microsoft	8.6%
Apple	8.6%
Meta Platforms, Cl A	3.9%
Alphabet, Cl A	3.2%
Alphabet, Cl C	2.7%
Broadcom	2.6%
Berkshire Hathaway, Cl B	2.0%
Tesla	1.8%
Netflix	1.5%

Material Fund Changes

On February 29, 2024, Knights of Columbus Large Cap Growth Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 1000 Growth Index to the Bloomberg 1000 Growth Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund / Class S Shares - KCGSX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund

I Shares - KCSIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, I Shares	$104	0.90%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 2000 Index from October 2023 to February 2024 and the Bloomberg 2000 Index from March 2024 and beyond.

Fiscal year 2024 was a strong – albeit volatile – year for small caps, as the Russell 2000 Index was up +34.07% and the Bloomberg 2000 Index was up +34.80%. Small caps traded up sharply in November and December 2023, materially outperforming the large cap Bloomberg 1000 Index in those two months – short-term bucking the trend of large cap outperformance that has been in place since early 2021. The last three months of the fiscal year brought incremental volatility with the short term 9% pull back in early August due to a Yen carry trade unwind, as well as the 6% small cap pullback post Labor Day that also proved to be a buyable dip just ahead of the September FOMC meeting which gave the market its first rate cut since the COVID-driven cuts in early 2020. Within the small cap benchmark, Information Technology and Financials led for the fiscal year, while Energy and Utilities lagged.

In fiscal year 2024, the Fund I Shares was up +32.20%, underperforming the benchmark by 259 basis points (bps).

The Healthcare sector was the largest area of outperformance for the Fund due to selection and allocation. Lantheus Holdings, Inc. (1.0% Average Wgt, +67.8% Total Return) and Insmed Inc. (1.0%, +139.7%) were the biggest contributors to outperformance, with holding period returns of +61.0% and +196.4%, respectively. Conversely, the Information Technology sector was the biggest detractor of relative performance. Sprout Social, Inc. (0.8%, -50.3%) and DoubleVerify Holdings, Inc. (0.7%, -53.6%) were the biggest detractors to performance, with holding period returns of -29.5% and -38.7%, respectively.

Portfolio positioning can continue to best be described as “neutral.” The neutral positioning is reflective of our view that breadth within the growth landscape is improving and signs that leadership may be shifting. We are balancing upside participating in higher-growth, higher-momentum names against downside protection in stable/defensive growth companies. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Small Cap Fund, I Shares - $48652	Bloomberg US 3000 Index (TR) (USD)* - $76556	Bloomberg 2000 Index (TR) (USD)** - $53138	Russell 2000 Index (USD) - $50832
Feb/15	$25000	$25000	$25000	$25000
Oct/15	$24801	$24793	$23790	$23766
Oct/16	$24135	$25873	$24890	$24743
Oct/17	$30896	$32068	$31451	$31634
Oct/18	$30002	$34142	$32300	$32220
Oct/19	$31326	$38778	$33331	$33801
Oct/20	$29982	$42782	$33599	$33754
Oct/21	$46407	$61794	$52800	$50902
Oct/22	$37777	$51278	$43013	$41464
Oct/23	$36801	$55574	$39420	$37913
Oct/24	$48652	$76556	$53138	$50832

Since its inception on February 27, 2015. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** On February 29, 2024, the Fund’s benchmark changed from the Russell 2000 Index (USD) to the Bloomberg 2000 Index (TR) (USD) because the Adviser believes that the Bloomberg 2000 Index (TR) (USD) better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Small Cap Fund, I Shares	32.20%	9.20%	7.12%
Bloomberg US 3000 Index (TR) (USD)*	37.75%	14.57%	12.25%
Bloomberg 2000 Index (TR) (USD)**	34.80%	9.78%	8.10%
Russell 2000 Index (USD)	34.07%	8.50%	7.60%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,347,130	93	$1,107,108	71%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	1.4%
Materials	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	3.5%
Real Estate	7.2%
Information Technology	11.3%
Consumer Discretionary	12.1%
Industrials	15.4%
Health Care	17.2%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Herc Holdings	1.9%
Tanger	1.8%
RadNet	1.8%
KB Home	1.7%
Brink's	1.6%
Sterling Infrastructure	1.6%
Belden	1.6%
Merit Medical Systems	1.6%
COPT Defense Properties	1.5%
TRI Pointe Group	1.5%

Material Fund Changes

On February 29, 2024, Knights of Columbus Small Cap Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 2000 Index to the Bloomberg 2000 Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund / I Shares - KCSIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund

Class S Shares - KCSSX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, Class S Shares	$116	1.00%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 2000 Index from October 2023 to February 2024 and the Bloomberg 2000 Index from March 2024 and beyond.

Fiscal year 2024 was a strong – albeit volatile – year for small caps, as the Russell 2000 Index was up +34.07% and the Bloomberg 2000 Index was up +34.80%. Small caps traded up sharply in November and December 2023, materially outperforming the large cap Bloomberg 1000 Index in those two months – short-term bucking the trend of large cap outperformance that has been in place since early 2021. The last three months of the fiscal year brought incremental volatility with the short term 9% pull back in early August due to a Yen carry trade unwind, as well as the 6% small cap pullback post Labor Day that also proved to be a buyable dip just ahead of the September FOMC meeting which gave the market its first rate cut since the COVID-driven cuts in early 2020. Within the small cap benchmark, Information Technology and Financials led for the fiscal year, while Energy and Utilities lagged.

In fiscal year 2024, the Fund Class S Shares was up +32.07%, underperforming the benchmark by 259 basis points (bps).

The Healthcare sector was the largest area of outperformance for the Fund due to selection and allocation. Lantheus Holdings, Inc. (1.0% Average Wgt, +67.8% Total Return) and Insmed Inc. (1.0%, +139.7%) were the biggest contributors to outperformance, with holding period returns of +61.0% and +196.4%, respectively. Conversely, the Information Technology sector was the biggest detractor of relative performance. Sprout Social, Inc. (0.8%, -50.3%) and DoubleVerify Holdings, Inc. (0.7%, -53.6%) were the biggest detractors to performance, with holding period returns of -29.5% and -38.7%, respectively.

Portfolio positioning can continue to best be described as “neutral.” The neutral positioning is reflective of our view that breadth within the growth landscape is improving and signs that leadership may be shifting. We are balancing upside participating in higher-growth, higher-momentum names against downside protection in stable/defensive growth companies. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Knights of Columbus Small Cap Fund, Class S Shares - $18280	Bloomberg US 3000 Index (TR) (USD)* - $30243	Bloomberg 2000 Index (TR) (USD)** - $20524	Russell 2000 Index (USD) - $19593
Jul/15	$10000	$10000	$10000	$10000
Oct/15	$9393	$9794	$9188	$9161
Oct/16	$9139	$10221	$9613	$9537
Oct/17	$11687	$12668	$12148	$12193
Oct/18	$11333	$13487	$12475	$12419
Oct/19	$11828	$15319	$12873	$13029
Oct/20	$11308	$16901	$12977	$13011
Oct/21	$17476	$24411	$20393	$19620
Oct/22	$14224	$20257	$16613	$15982
Oct/23	$13841	$21954	$15225	$14614
Oct/24	$18280	$30243	$20524	$19593

Since its inception on July 14, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** On February 29, 2024, the Fund’s benchmark changed from the Russell 2000 Index (USD) to the Bloomberg 2000 Index (TR) (USD) because the Adviser believes that the Bloomberg 2000 Index (TR) (USD) better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Small Cap Fund, Class S Shares	32.07%	9.10%	6.70%
Bloomberg US 3000 Index (TR) (USD)*	37.75%	14.57%	12.63%
Bloomberg 2000 Index (TR) (USD)**	34.80%	9.78%	8.03%
Russell 2000 Index (USD)	34.07%	8.50%	7.49%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,347,130	93	$1,107,108	71%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	1.4%
Materials	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	3.5%
Real Estate	7.2%
Information Technology	11.3%
Consumer Discretionary	12.1%
Industrials	15.4%
Health Care	17.2%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Herc Holdings	1.9%
Tanger	1.8%
RadNet	1.8%
KB Home	1.7%
Brink's	1.6%
Sterling Infrastructure	1.6%
Belden	1.6%
Merit Medical Systems	1.6%
COPT Defense Properties	1.5%
TRI Pointe Group	1.5%

Material Fund Changes

On February 29, 2024, Knights of Columbus Small Cap Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 2000 Index to the Bloomberg 2000 Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund / Class S Shares - KCSSX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus U.S. All Cap Index Fund

I Shares - KCXIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus U.S. All Cap Index Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus U.S. All Cap Index Fund, I Shares	$30	0.25%

How did the Fund perform in the last year?

The broad U.S. stock market, as defined by the Knights of Columbus U.S. All Cap Index, rose +40.16% from October 31, 2023 to October 31, 2024.

Reflecting this environment, The Knights of Columbus Index Fund rose +39.93% as the portfolio continues to execute on its objective to maintain securities’ weightings in accordance with the index.

The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market that is consistent with USCCB guidelines closely tracked its target index, the Knights of Columbus U.S. All Cap Index.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus U.S. All Cap Index Fund, I Shares - $47328	Bloomberg US 3000 Index (TR) (USD)* - $46234	Solactive Knights of Columbus U.S. All Cap Index (TR) (USD) - $47944
Dec/19	$25000	$25000	$25000
Oct/20	$25771	$25837	$25905
Oct/21	$37783	$37319	$38134
Oct/22	$30836	$30968	$31175
Oct/23	$33822	$33562	$34207
Oct/24	$47328	$46234	$47944

Since its inception on December 31, 2019. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Knights of Columbus U.S. All Cap Index Fund, I Shares	39.93%	14.10%
Bloomberg US 3000 Index (TR) (USD)*	37.75%	13.55%
Solactive Knights of Columbus U.S. All Cap Index (TR) (USD)	40.16%	14.41%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$188,056,020	2,502	$32,674	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Warrant	0.0%
Total Return Swaps	0.0%
Utilities	2.8%
Materials	2.9%
Health Care	3.0%
Real Estate	3.1%
Consumer Staples	3.2%
Energy	4.2%
Consumer Discretionary	7.8%
Industrials	9.2%
Communication Services	9.9%
Financials	15.7%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.3%
NVIDIA	6.7%
Microsoft	6.3%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.9%
Broadcom	1.7%
Tesla	1.5%
JPMorgan Chase	1.3%
Berkshire Hathaway, Cl B	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus U.S. All Cap Index Fund / I Shares - KCXIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus Real Estate Fund

I Shares - KCRIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus Real Estate Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Real Estate Fund, I Shares	$115	1.00%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the FTSE NAREIT Equity REITS Index for November, December, January and February, and the Bloomberg US 3000 REIT Index for the rest of the year.

The FTSE NAREIT Equity REITS Index rose +36.80% for the year ended October 31, 2024, while the Bloomberg US 3000 REIT Index rose +37.75%. The indices rose at the end of 2023, then were roughly flat for months until they picked up again starting in July. The Office REITs and Health Care REITs sub-industries led the way higher, up +68% and +52%, respectively. Mortgage REITs and Timber REITs brought up the rear, falling by -30% and -7%, respectively. Securities restricted from investment for Catholic principles had minimal impact, rising the same amount that unrestricted securities rose.

The Fund I Shares returned +30.53% during this period. Industrial REIT Rexford Industrial Realty, Inc. (4.5% Average Wgt., +2.5% Total Return) rose 2.5% but failed to keep up with peers. Real Estate Operating Company Kennedy-Wilson Holdings, Inc. (2.6%, -4.4%) finished lower. Their multi-family properties, particularly in California, dragged on performance and they also had to take asset mark-downs.

Retail REITs added value from allocation and selection. Overall retail spending in the US stayed stronger than expected. Acadia Realty Trust (3.7%, +77.8%) finished higher by 77.8%. The company posted solid earnings reports with strong same store net operating income growth and healthy cash rent spreads. Urban Edge Properties (1.0%, +32.7%) finished higher. They realized healthy same store net operating income growth along with high occupancy levels and remained active in acquiring and selling various properties.

The rate on 10-year treasury bonds currently stands at 4.42%, a level last seen in early July 2024. However, at that time, the Bloomberg US 3000 REIT Index was approximately 12% lower than today. With values of real estate investments highly dependent on the level and direction of interest rates, the large question looming is what happens to rates. The Bloomberg US 3000 REIT Index hit its 2024 peak in September as rates were bottoming and has pulled back some since. We are maintaining current positioning for now as we continue to assess macroeconomic trends and potential Trump Administration polices to gauge impacts on economic growth, inflation, and interest rates.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus Real Estate Fund, I Shares - $31879	Bloomberg US 3000 Index (TR) (USD)* - $50401	Bloomberg US 3000 REIT Total Return Index** - $30927	FTSE Nareit Equity REITs Index (TR) (USD) - $31658
Sep/19	$25000	$25000	$25000	$25000
Oct/19	$25825	$25530	$25269	$25341
Oct/20	$22793	$28166	$21296	$19924
Oct/21	$31832	$40683	$31083	$30245
Oct/22	$26810	$33759	$25049	$24647
Oct/23	$24423	$36588	$23059	$23142
Oct/24	$31879	$50401	$30927	$31658

Since its inception on September 30, 2019. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** On February 29, 2024, the Fund’s benchmark changed from the FTSE NAREIT Equity REITs Index (TR)(USD) to the Bloomberg US 3000 REIT Total Return Index because the Adviser believes that the Bloomberg US 3000 REIT Total Return Index better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Real Estate Fund, I Shares	30.53%	4.30%	4.89%
Bloomberg US 3000 Index (TR) (USD)*	37.75%	14.57%	14.77%
Bloomberg US 3000 REIT Total Return Index**	34.12%	4.12%	4.27%
FTSE Nareit Equity REITs Index (TR) (USD)	36.80%	4.55%	4.75%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,182,357	30	$1,171,020	114%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate Services	2.6%
Office	2.7%
Diversified	2.9%
Hotel & Resort	3.8%
Self-Storage	4.1%
Multi-Family Residential	5.0%
Single-Family Residential	5.5%
Data Center	7.7%
Other Specialized	9.2%
Telecom Tower	10.4%
Industrial	13.1%
Health Care	14.9%
Retail	17.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Equinix	7.7%
American Tower	7.3%
Welltower	5.8%
Prologis	5.1%
Iron Mountain	4.3%
Public Storage	4.1%
VICI Properties, Cl A	4.0%
Kimco Realty	3.2%
Omega Healthcare Investors	3.2%
Americold Realty Trust	3.2%

Material Fund Changes

This is a summary of material changes made to the Fund since November 1, 2023:

  The investment subadvisory agreement, dated July 24, 2019, by and between Ranger Global Real Estate Advisors, LLC and the Knights of Columbus Asset Advisors LLC was terminated effective as of May 7, 2024.

  Effective May 31, 2024, following shareholder approval on May 30, 2024, the Fund’s diversification classification changed from “diversified” to “non-diversified,” which means that this Fund may invest a larger percentage of the Fund’s assets in a smaller number of issuers than a diversified fund.

   Effective March 1, 2024, Knights of Columbus Global Real Estate Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the FTSE Nareit Equity REITs Index to the Bloomberg US 3000 REIT Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

  Effective May 7, 2024, the management fee for the Real Estate Fund decreased from 0.85% to 0.80% of the average daily net assets of the Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus Real Estate Fund / I Shares - KCRIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund

I Shares - KCIIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, I Shares	$123	1.10%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the FTSE All World ex-US Index from October 2023 to February 2024 and the Bloomberg World ex US Large & Mid Cap Index from March 2024 and beyond.

Global equities showed strength throughout the fiscal year, with the FTSE index rising +24.92% and the Bloomberg index rising +24.55%. There were only a few short drawdowns along the way. There were several volatile patches in the uptrend. In July, Japanese equities fell sharply as currency carry trades reversed, and markets were generally weak. Then in late September, Chinese equities shot up after the government announced some long-anticipated stimulus measures. The global economic outlook remained stronger than expected. Most national economies remained steady and some actually saw GDP estimates raised.

Top sectors included Technology and Financials, which were strong across the board. The weakest sectors were Energy and Consumer Staples, which weakened partly due to the number of people substituting weight loss pills for sugary drinks and snacks. Canada was the strongest region, buoyed by its high concentration of Financials. Latin America was by far the weakest region as the two largest countries, Brazil and Mexico, barely managed positive returns.

The Fund I Shares appreciated +24.06% behind both benchmarks. Consumer Discretionary added the most to performance. Our top holdings were retail-oriented, including Spanish fast fashion company Industria de Diseno Textil SA (1.3% Average Wgt., +70.4% Total Return) and Canadian chain Dollarama Inc. (1.0%, +52.8%). The sector that detracted the most from performance was Health Care. We did not own Danish drug maker Novo-Nordisk A/S or Switzerland-based Roche Holding AG, and they returned +17.2% and +25.5%, respectively.

While many investor concerns remain, such as the path of inflation, interest rates, and the economy, one of the larger uncertainties of the next year will be decisions from the new administration in the US, elected only days after the past fiscal year for the Fund ended. Global trade implications will be at the top of the list. According to our risk management philosophy, we aim to perform well while balancing risks in the portfolio across regions, sectors, and individual holdings.

How did the Fund perform since inception?

Total Return Based on $25,000 Investment

	Knights of Columbus International Equity Fund, I Shares - $42232	Bloomberg World ex-US Large-Mid Total Return Index* - $41454	FTSE All-World Ex US Index (TR) (USD)** - $41639
Feb/15	$25000	$25000	$25000
Oct/15	$23126	$23502	$23526
Oct/16	$24079	$23704	$23752
Oct/17	$30869	$29417	$29410
Oct/18	$28942	$27216	$27139
Oct/19	$31240	$29439	$30362
Oct/20	$31303	$30275	$29783
Oct/21	$41713	$39283	$38890
Oct/22	$30533	$29781	$29572
Oct/23	$34041	$33284	$33332
Oct/24	$42232	$41454	$41639

Since its inception on February 27, 2015. The line graph represents historical performance of a hypothetical investment of $25,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

**On February 29, 2024, the Fund’s benchmark changed from the FTSE All-Word ex-US Index to the Bloomberg World ex-US Large-Mid Index (TR) because the Adviser believes that the Bloomberg World ex-US Large-Mid Index (TR) better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus International Equity Fund, I Shares	24.06%	6.21%	5.56%
Bloomberg World ex-US Large-Mid Total Return Index*	24.55%	6.35%	5.36%
FTSE All-World Ex US Index (TR) (USD)**	24.92%	6.52%	5.41%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$196,184,009	84	$1,692,941	39%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	12.1%
Netherlands	2.7%
South Korea	3.5%
Spain	4.9%
Taiwan	5.3%
India	6.3%
United States	7.2%
Germany	8.0%
France	8.5%
Canada	8.6%
United Kingdom	9.8%
China	10.8%
Japan	11.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	3.4%
SAP	2.3%
Tencent Holdings	2.0%
Shell PLC	1.9%
Siemens	1.8%
Deutsche Telekom	1.8%
Manulife Financial	1.7%
BNP Paribas	1.6%
Unilever PLC	1.6%
Schneider Electric	1.5%

Material Fund Changes

Effective February 29, 2024, Knights of Columbus International Equity Fund changed its primary benchmark, with approval of the Funds' Board of Trustees, from the FTSE All-Word ex-US Index to the Bloomberg World ex-US Large-Mid Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund / I Shares - KCIIX

Annual Shareholder Report: October 31, 2024

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund

Class S Shares - KCISX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Class S Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637). This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, Class S Shares	$134	1.20%

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the FTSE All World ex-US Index from October 2023 to February 2024 and the Bloomberg World ex US Large & Mid Cap Index from March 2024 and beyond.

Global equities showed strength throughout the fiscal year, with the FTSE index rising +24.92% and the Bloomberg index rising +24.55%. There were only a few short drawdowns along the way. There were several volatile patches in the uptrend. In July, Japanese equities fell sharply as currency carry trades reversed, and markets were generally weak. Then in late September, Chinese equities shot up after the government announced some long-anticipated stimulus measures. The global economic outlook remained stronger than expected. Most national economies remained steady and some actually saw GDP estimates raised.

Top sectors included Technology and Financials, which were strong across the board. The weakest sectors were Energy and Consumer Staples, which weakened partly due to the number of people substituting weight loss pills for sugary drinks and snacks. Canada was the strongest region, buoyed by its high concentration of Financials. Latin America was by far the weakest region as the two largest countries, Brazil and Mexico, barely managed positive returns.

The Fund Class S Shares appreciated +24.02% behind both benchmarks. Consumer Discretionary added the most to performance. Our top holdings were retail-oriented, including Spanish fast fashion company Industria de Diseno Textil SA (1.3% Average Wgt., +70.4% Total Return) and Canadian chain Dollarama Inc. (1.0%, +52.8%). The sector that detracted the most from performance was Health Care. We did not own Danish drug maker Novo-Nordisk A/S or Switzerland-based Roche Holding AG, and they returned +17.2% and +25.5%, respectively.

While many investor concerns remain, such as the path of inflation, interest rates, and the economy, one of the larger uncertainties of the next year will be decisions from the new administration in the US, elected only days after the past fiscal year for the Fund ended. Global trade implications will be at the top of the list. According to our risk management philosophy, we aim to perform well while balancing risks in the portfolio across regions, sectors, and individual holdings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Knights of Columbus International Equity Fund, Class S Shares - $16854	Bloomberg World ex-US Large-Mid Total Return Index* - $18831	FTSE All-World Ex US Index (TR) (USD)** - $16644
Jul/15	$10000	$10000	$10000
Oct/15	$9312	$10358	$9404
Oct/16	$9703	$11149	$9494
Oct/17	$12438	$12073	$11756
Oct/18	$11637	$12274	$10848
Oct/19	$12538	$15386	$12136
Oct/20	$12538	$12967	$11905
Oct/21	$16696	$18926	$15545
Oct/22	$12208	$15251	$11820
Oct/23	$13590	$14040	$13324
Oct/24	$16854	$18831	$16644

Since its inception on July 14, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-844-KC-FUNDS (1-844-523-8637) for current month-end performance.

Footnote Reference*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

**On February 29, 2024, the Fund’s benchmark changed from the FTSE All-Word ex-US Index to the Bloomberg World ex-US Large-Mid Index (TR) because the Adviser believes that the Bloomberg World ex-US Large-Mid Index (TR) better reflects the Fund’s investment strategies.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus International Equity Fund, Class S Shares	24.02%	6.10%	5.77%
Bloomberg World ex-US Large-Mid Total Return Index*	24.55%	6.35%	5.57%
FTSE All-World Ex US Index (TR) (USD)**	24.92%	6.52%	5.63%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$196,184,009	84	$1,692,941	39%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	12.1%
Netherlands	2.7%
South Korea	3.5%
Spain	4.9%
Taiwan	5.3%
India	6.3%
United States	7.2%
Germany	8.0%
France	8.5%
Canada	8.6%
United Kingdom	9.8%
China	10.8%
Japan	11.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	3.4%
SAP	2.3%
Tencent Holdings	2.0%
Shell PLC	1.9%
Siemens	1.8%
Deutsche Telekom	1.8%
Manulife Financial	1.7%
BNP Paribas	1.6%
Unilever PLC	1.6%
Schneider Electric	1.5%

Material Fund Changes

Effective February 29, 2024, Knights of Columbus International Equity Fund changed its primary benchmark, with approval of the Funds' Board of Trustees, from the FTSE All-Word ex-US Index to the Bloomberg World ex-US Large-Mid Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund / Class S Shares - KCISX

Annual Shareholder Report: October 31, 2024

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$734,463	None	None	$717,900	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$559,700(2)	None	None	$807,756(2)
(d)	All Other Fees	None	None	$10,530(4)	None	None	$7,535(4)

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$113,052	None	None	$137,200	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$30,000	None	None	$30,624	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by KPMG (“KPMG”) related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,000	None	None	$363,625	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	$154,000(3)	None	None	$282,908(3)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Non-audit fees consist of SSAE No. 18 report over investment management activities and non-statutory audit reports of Legal & General Investment Management America, Inc.

(4)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

	FYE October 31, 2024	FYE October 31,2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $570,230 and $815,291 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $154,000 and $282,908 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

OCTOBER 31, 2024

TABLE OF CONTENTS
Financial Statements (N-CSR Item 7)
Schedules of Investments	1
Glossary	49
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	54
Financial Highlights	64
Notes to Financial Statements	66
Report of Independent Registered Public Accounting Firm	83
Notice to Shareholders (Unaudited)	84

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 40.5%
	Face Amount	Value
U.S. Treasury Notes
4.625%, 11/15/26	$40,000,000	$40,356,250
4.375%, 08/15/26	11,300,000	11,336,195
4.375%, 11/30/28	11,500,000	11,588,496
3.875%, 12/31/27	7,500,000	7,442,578
3.500%, 09/30/26	3,000,000	2,963,438

Total U.S. Treasury Obligations
(Cost $73,419,683)		73,686,957
CORPORATE OBLIGATIONS — 29.7%

COMMUNICATION SERVICES — 0.7%
TELUS
3.700%, 09/15/27	765,000	742,583
T-Mobile USA
2.625%, 04/15/26	550,000	532,436

		1,275,019
CONSUMER DISCRETIONARY — 1.9%
Daimler Truck Finance North America
2.000%, 12/14/26(A)	910,000	860,613
Ford Motor Credit
5.850%, 05/17/27	985,000	994,344
Mercedes-Benz Finance North America
4.800%, 03/30/26(A)	550,000	551,129
Toll Brothers Finance
4.350%, 02/15/28	985,000	966,668

		3,372,754
CONSUMER STAPLES — 2.7%
7-Eleven
0.950%, 02/10/26(A)	975,000	927,464
Alimentation Couche-Tard
3.550%, 07/26/27(A)	1,000,000	967,202
Conagra Brands
1.375%, 11/01/27	1,088,000	984,645
JBS USA Holding Lux Sarl
2.500%, 01/15/27	985,000	933,998
McCormick
0.900%, 02/15/26	975,000	928,359
		4,741,668
ENERGY — 4.4%
BP Capital Markets America
5.017%, 11/17/27	987,000	1,000,750
Canadian Natural Resources
3.850%, 06/01/27	975,000	953,559
Energy Transfer
4.400%, 03/15/27	990,000	981,861
EnLink Midstream Partners
4.850%, 07/15/26	975,000	970,768
Helmerich & Payne
4.650%, 12/01/27(A)	950,000	938,285
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Marathon Oil
4.400%, 07/15/27	$950,000	$942,426
MPLX
4.250%, 12/01/27	980,000	964,002
Schlumberger Holdings
5.000%, 05/29/27(A)	980,000	987,483
Western Midstream Operating
4.500%, 03/01/28	300,000	293,237
		8,032,371
FINANCIALS — 3.8%
Bank of America MTN
4.183%, 11/25/27	975,000	957,555
Blackstone Private Credit Fund
3.250%, 03/15/27	1,039,000	984,065
Eaton Vance
3.500%, 04/06/27	1,010,000	983,992
Fidelity National Information Services
1.150%, 03/01/26	580,000	553,047
Goldman Sachs Group
5.732%, SOFRRATE + 0.790%, 12/09/26(B)	957,000	958,581
JPMorgan Chase
4.505%, SOFRRATE + 0.860%, 10/22/28(B)	940,000	933,359
Morgan Stanley MTN
3.950%, 04/23/27	975,000	957,005
Sixth Street Specialty Lending
3.875%, 11/01/24	575,000	575,000
		6,902,604
HEALTH CARE — 1.1%
Baxter International
2.600%, 08/15/26	710,000	683,797
Icon Investments Six DAC
5.809%, 05/08/27	751,000	765,933
Zimmer Biomet Holdings
3.050%, 01/15/26	610,000	597,857
		2,047,587
INDUSTRIALS — 3.6%
Georgia-Pacific
0.950%, 05/15/26(A)	575,000	544,141
Howmet Aerospace
6.750%, 01/15/28	925,000	977,311
Hubbell
3.350%, 03/01/26	915,000	897,125
Ingersoll Rand
5.197%, 06/15/27	985,000	997,842
Johnson Controls International
3.900%, 02/14/26	575,000	568,294
Owens Corning
5.500%, 06/15/27	985,000	1,004,456
Regal Rexnord
6.050%, 02/15/26	915,000	924,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Westinghouse Air Brake Technologies
3.450%, 11/15/26	$600,000	$585,307
		6,499,060
INFORMATION TECHNOLOGY — 3.1%
Amphenol
4.750%, 03/30/26	915,000	916,857
Broadcom
3.459%, 09/15/26	900,000	881,487
Hewlett Packard Enterprise
4.400%, 09/25/27	954,000	946,539
Renesas Electronics
2.170%, 11/25/26(A)	1,000,000	944,358
Teledyne Technologies
1.600%, 04/01/26	975,000	932,765
Vontier
1.800%, 04/01/26	1,090,000	1,040,382
		5,662,388
MATERIALS — 4.3%
Berry Global
1.570%, 01/15/26	565,000	542,339
Celanese US Holdings
6.165%, 07/15/27	950,000	971,540
Glencore Funding
5.338%, 04/04/27(A)	950,000	960,978
Nutrien
5.200%, 06/21/27	935,000	947,731
RPM International
3.750%, 03/15/27	962,000	940,556
Sherwin-Williams
4.550%, 03/01/28	60,000	59,843
3.950%, 01/15/26	915,000	906,818
Sonoco Products
1.800%, 02/01/25	651,000	645,113
Steel Dynamics
5.000%, 12/15/26	525,000	524,268
Westlake
3.600%, 08/15/26	625,000	611,743
WRKCo
3.900%, 06/01/28	840,000	810,466
		7,921,395
REAL ESTATE — 2.5%
American Tower
3.375%, 10/15/26	845,000	824,568
Crown Castle
3.650%, 09/01/27	970,000	938,881
Kite Realty Group
4.000%, 10/01/26	985,000	965,973
Public Storage Operating
5.554%, SOFRINDX + 0.700%, 04/16/27(B)	975,000	979,348
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Store Capital
4.500%, 03/15/28	$1,000,000	$969,666
		4,678,436
UTILITIES — 1.6%
Alliant Energy Finance
5.400%, 06/06/27(A)	955,000	964,939
Georgia Power
5.004%, 02/23/27	960,000	970,597
NextEra Energy Capital Holdings
1.875%, 01/15/27	1,010,000	950,359
		2,885,895
Total Corporate Obligations
(Cost $53,587,876)		54,019,177
ASSET-BACKED SECURITIES — 19.1%

Automotive — 2.8%
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	712,374	722,638
Flagship Credit Auto Trust, Ser 2021-3, Cl C
1.460%, 09/15/27 (A)	1,000,000	976,414
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.350%, 07/15/27	797,673	787,149
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/27	666,851	655,889
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	1,000,000	986,754
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	915,000	917,083
		5,045,927
Credit Cards — 0.5%
Mercury Financial Credit Card Master Trust, Ser 2023-1A, Cl A
8.040%, 09/20/27 (A)	950,000	953,539

Other ABS — 15.8%
Affirm Asset Securitization Trust, Ser 2023-B, Cl 1A
6.820%, 09/15/28 (A)	950,000	963,890
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/29 (A)	443,404	444,954
Antares CLO, Ser 2018-3, Cl A1R
6.816%, TSFR3M + 1.590%, 07/20/36 (A)(B)	950,000	951,517
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
6.556%, TSFR3M + 1.900%, 10/15/36 (A)(B)	950,000	949,961

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
4.213%, 12/16/41 (A)(C)	$171,810	$171,446
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
6.385%, TSFR3M + 1.632%, 09/22/31 (A)(B)	38,038	38,023
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	540,000	539,978
California Street CLO IX, Ser 2021-9A, Cl AR3
6.009%, TSFR3M + 1.362%, 07/16/32 (A)(B)	586,771	587,011
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
6.406%, TSFR3M + 1.750%, 07/15/36 (A)(B)	785,000	784,576
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
6.301%, TSFR3M + 1.712%, 10/01/32 (A)(B)	1,113,000	1,113,190
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (A)	500,000	469,992
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
6.218%, TSFR3M + 1.562%, 04/15/31 (A)(B)	321,915	321,760
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
6.606%, TSFR3M + 1.950%, 01/15/30 (A)(B)	493,506	493,085
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
6.147%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,175,000	1,176,876
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
6.237%, TSFR3M + 1.620%, 04/20/34 (A)(B)	450,000	450,759
Gracie Point International Funding, Ser 2023-1A, Cl A
7.319%, SOFR90A + 1.950%, 09/01/26 (A)(B)	785,775	789,998
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.429%, TSFR3M + 1.812%, 01/21/34 (A)(B)	365,000	365,328
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
6.069%, TSFR3M + 1.480%, 07/30/37 (A)(B)	950,000	953,335
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
KKR Lending Partners III CLO, Ser 2021-1A, Cl B
6.779%, TSFR3M + 2.162%, 10/20/30 (A)(B)	$592,000	$592,465
MCF CLO VIII, Ser 2024-1A, Cl AR
6.582%, TSFR3M + 1.950%, 04/18/36 (A)(B)	950,000	958,732
Monroe Capital Mml Clo XI, Ser 2021-1A, Cl A1
6.940%, TSFR3M + 1.812%, 05/20/33 (A)(B)	925,000	926,069
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	6,773	6,735
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
5.821%, SOFR30A + 0.964%, 07/27/37 (A)(B)	776,160	775,951
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,610,000	1,457,906
OCP CLO, Ser 2024-24A, Cl A2R
6.167%, TSFR3M + 1.550%, 10/20/37 (A)(B)	950,000	949,738
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (A)	546,477	550,819
Pagaya AI Debt Trust, Ser 2024-2, Cl A
6.319%, 08/15/31 (A)	481,931	485,853
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
6.256%, TSFR3M + 1.600%, 07/15/37 (A)(B)	950,000	949,726
RIN II, Ser 2019-1A, Cl A
6.850%, TSFR3M + 1.912%, 09/10/30 (A)(B)	215,906	216,222
Silver Point Scf CLO I, Ser 2024-1A, Cl A1AR
6.568%, TSFR3M + 1.720%, 10/15/36 (A)(B)	950,000	950,000
SLM Student Loan Trust, Ser 2006-10, Cl A6
5.595%, SOFR90A + 0.412%, 03/25/44 (B)	920,430	904,593
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	934,631	865,365
TCW CLO, Ser 2022-2A, Cl A1R
5.897%, TSFR3M + 1.280%, 10/20/32 (A)(B)	1,300,000	1,301,524
Trinitas CLO XIV, Ser 2024-14A, Cl A2R
6.166%, TSFR3M + 1.540%, 01/25/34 (A)(B)	940,000	939,748

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Twin Brook CLO, Ser 2024-1A, Cl A
7.192%, TSFR3M + 1.900%, 07/20/36 (A)(B)	$750,000	$749,576
Venture 38 CLO, Ser 2021-38A, Cl A1R
6.011%, TSFR3M + 1.422%, 07/30/32 (A)(B)	1,275,000	1,276,558
Voya CLO, Ser 2018-4, Cl A2RR
6.763%, TSFR3M + 1.600%, 10/15/37 (A)(B)	950,000	949,619
Wellfleet CLO, Ser 2021-1A, Cl BR4
6.429%, TSFR3M + 1.812%, 07/20/29 (A)(B)	99,098	99,062
Whitehorse Principal Lending CLO, Ser 2022-1, Cl A1R
6.733%, TSFR3M + 1.780%, 10/15/36 (A)(B)	1,000,000	999,316
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/43 (A)(C)	174,340	170,917
		28,642,173
Total Asset-Backed Securities
(Cost $34,422,761)		34,641,639

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.7%
FHLMC
6.000%, 01/01/37	776	789
6.000%, 11/01/37	963	988
5.500%, 07/01/34	631	642
4.000%, 03/01/39	2,488	2,356
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	2,797,099	2,632,648
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	2,611,041	2,464,938
FNMA
6.000%, 05/01/36	220	230
6.000%, 08/01/36	243	254
5.500%, 07/01/38	1,391	1,400
GNMA
6.000%, 03/15/32	431	450
6.000%, 09/15/33	3,551	3,610
6.000%, 09/15/37	1,442	1,504
5.500%, 06/15/38	667	679
5.000%, 06/15/33	799	810
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	3,426,730	3,411,398

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $8,425,929)		8,522,696
MORTGAGE-BACKED SECURITIES — 3.9%
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — 3.9%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.018%, TSFR1M + 1.214%, 09/15/36 (A)(B)	$1,100,000	$1,091,063
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (A)(B)	729,792	731,551
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A7A
6.000%, 07/25/54 (A)(B)	595,634	594,736
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	95,324	83,796
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.646%, 08/25/48 (A)(B)	718,000	707,675
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.730%, 11/25/49 (A)(B)	750,000	747,106
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	862,992	802,257
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	796,370	737,820
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.881%, 07/25/44 (A)(B)	331	330
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	905,934	858,870
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.436%, 04/25/43 (B)	58,353	55,319
Sequoia Mortgage Trust, Ser 2024-5, Cl A11
6.000%, 06/25/54 (A)(B)	635,473	634,560
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	146,341	129,756
		7,174,839
Total Mortgage-Backed Securities
(Cost $7,406,251)		7,174,839
Total Investments in Securities— 97.9%
(Cost $177,262,500)		$178,045,308

Percentages are based on Net Assets of $181,893,195.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2024 was $45,290,918 and represented 24.9% of Net Assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
OCTOBER 31, 2024

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See “Glossary” for abbreviations.

As of October 31, 2024, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 32.8%
	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/52	$6,000,000	$5,513,438
3.750%, 08/15/41	5,000,000	4,564,844
3.000%, 05/15/45	3,975,000	3,120,065
3.000%, 08/15/52	250,000	189,570
2.875%, 05/15/52	4,500,000	3,324,023
2.250%, 08/15/46	4,575,000	3,081,513
1.875%, 11/15/51	2,250,000	1,316,689
1.250%, 05/15/50	1,850,000	929,553
U.S. Treasury Notes
4.125%, 11/15/32	2,250,000	2,232,949
3.875%, 12/31/27	11,000,000	10,915,781
3.875%, 09/30/29	6,500,000	6,414,434
3.750%, 08/31/26	5,000,000	4,961,914
2.750%, 05/31/29	11,500,000	10,823,027
2.750%, 08/15/32	9,500,000	8,560,762
2.625%, 05/31/27	9,600,000	9,248,250
1.375%, 11/15/31	1,000,000	827,109
0.625%, 05/15/30	2,050,000	1,691,650

Total U.S. Treasury Obligations
(Cost $83,122,462)		77,715,571
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 21.1%

FHLMC
6.000%, 01/01/53	1,407,662	1,417,398
6.000%, 05/01/53	789,085	794,992
5.500%, 11/01/52	805,798	800,545
5.500%, 01/01/53	1,493,465	1,483,425
5.000%, 12/01/52	762,678	742,460
5.000%, 04/01/53	809,346	787,075
4.500%, 12/01/48	116,214	111,790
4.500%, 09/01/52	701,705	667,306
4.000%, 02/01/47	212,154	199,214
4.000%, 11/01/47	199,542	187,648
4.000%, 11/01/48	72,033	67,572
4.000%, 04/01/52	1,182,376	1,096,021
3.500%, 11/01/44	194,988	178,489
3.500%, 04/01/46	123,172	112,141
3.500%, 07/01/47	263,930	239,700
3.500%, 12/01/48	164,448	149,309
3.500%, 04/01/52	933,261	841,017
3.000%, 02/01/45	211,970	189,199
3.000%, 08/01/45	105,502	93,585
3.000%, 02/01/48	125,999	110,859
3.000%, 04/01/50	444,151	389,369
2.500%, 02/01/30	95,193	91,081
2.500%, 01/01/52	1,727,946	1,440,209
2.500%, 04/01/52	1,676,105	1,399,170
2.000%, 08/01/50	968,948	774,557
2.000%, 10/01/50	285,577	228,398
2.000%, 05/01/51	2,360,381	1,871,943
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.243%, 02/25/43(A)	52,997	50,070
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
FNMA
6.500%, 06/01/53	$716,115	$732,625
6.000%, 12/01/52	684,852	689,969
6.000%, 04/01/53	739,295	744,641
6.000%, 05/01/53	754,063	760,210
6.000%, 06/01/53	893,980	900,444
5.500%, 03/01/53	750,415	744,606
5.500%, 04/01/53	764,951	763,158
5.500%, 05/01/53	740,252	733,436
5.000%, 12/01/37	618,306	617,666
5.000%, 09/01/52	677,160	658,851
5.000%, 11/01/52	742,713	722,772
5.000%, 01/01/53	696,448	679,868
4.500%, 12/01/37	642,373	631,475
4.500%, 02/01/41	298,575	292,028
4.500%, 03/01/48	183,550	176,755
4.500%, 10/01/52	760,283	722,046
4.500%, 01/01/53	1,166,966	1,109,562
4.000%, 03/01/35	78,233	76,326
4.000%, 01/01/42	237,025	225,810
4.000%, 05/01/49	202,696	189,840
4.000%, 10/01/52	914,025	846,278
3.500%, 02/01/47	237,321	217,165
3.500%, 12/01/47	113,701	103,105
3.500%, 08/01/48	114,403	103,737
3.500%, 03/01/49	220,472	201,638
3.500%, 06/01/49	445,267	403,759
3.500%, 07/01/50	698,013	632,952
3.000%, 10/01/48	195,365	173,540
3.000%, 02/01/50	1,596,532	1,382,712
3.000%, 05/01/51	1,217,116	1,063,659
3.000%, 03/01/52	1,268,262	1,095,348
2.500%, 12/01/49	309,036	258,997
2.500%, 09/01/50	639,951	534,394
2.500%, 10/01/50	2,259,482	1,880,107
2.500%, 06/01/51	1,017,665	857,963
2.000%, 02/01/51	584,435	466,990
2.000%, 01/01/52	2,025,838	1,617,096
2.000%, 02/01/52	1,718,032	1,365,882
2.000%, 03/01/52	1,175,212	933,560
GNMA
6.000%, 08/20/52	710,578	721,435
5.500%, 12/20/52	972,248	968,902
4.000%, 07/20/48	81,943	77,213
4.000%, 05/20/52	698,826	650,741
3.500%, 06/20/48	489,917	447,174
3.000%, 06/20/51	888,294	787,959
2.500%, 09/20/51	2,109,645	1,788,400
2.000%, 11/20/51	2,224,495	1,815,187

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $52,503,642)		50,082,523

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
OCTOBER 31, 2024

CORPORATE OBLIGATIONS — 18.9%
	Face Amount	Value
COMMUNICATION SERVICES — 0.6%
Comcast
2.887%, 11/01/51	$314,000	$199,320
2.650%, 02/01/30	240,000	216,260
Discovery Communications
4.125%, 05/15/29	635,000	590,729
NBN MTN
2.625%, 05/05/31(B)	600,000	522,993
		1,529,302
CONSUMER DISCRETIONARY — 0.5%
Mars
2.375%, 07/16/40(B)	540,000	370,513
Tiffany
4.900%, 10/01/44	759,000	736,245
		1,106,758
CONSUMER STAPLES — 1.6%
7-Eleven
2.800%, 02/10/51(B)	940,000	565,205
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	301,344
Bunge Finance
2.750%, 05/14/31	1,150,000	1,007,642
Conagra Brands
4.600%, 11/01/25	465,000	463,854
JBS USA Holding Lux Sarl
7.250%, 11/15/53(B)	1,000,000	1,122,389
Mondelez International
1.500%, 02/04/31	535,000	441,183
		3,901,617
ENERGY — 2.6%
Apache
7.750%, 12/15/29	950,000	1,042,253
Boardwalk Pipelines
4.800%, 05/03/29	480,000	474,991
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	514,216
Energy Transfer
5.600%, 09/01/34	1,100,000	1,108,147
Expand Energy
4.750%, 02/01/32	1,130,000	1,061,986
Helmerich & Payne
5.500%, 12/01/34(B)	1,200,000	1,136,286
MarkWest Energy Partners
4.875%, 06/01/25	375,000	372,069
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	473,388
		6,183,336
FINANCIALS — 4.2%
Ares Capital
4.250%, 03/01/25	570,000	567,945
Ares Finance II
3.250%, 06/15/30(B)	645,000	585,171
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(A)	$825,000	$788,492
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	609,316
CI Financial
3.200%, 12/17/30	910,000	770,897
Franklin BSP Capital
7.200%, 06/15/29(B)	1,080,000	1,089,713
Goldman Sachs Group
5.732%, SOFRRATE + 0.790%, 12/09/26(A)	520,000	520,859
JPMorgan Chase
4.946%, SOFRRATE + 1.340%, 10/22/35(A)	1,082,000	1,060,545
MSCI
3.250%, 08/15/33(B)	505,000	431,623
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A),(B)	750,000	652,581
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	942,651
Nuveen Finance
4.125%, 11/01/24(B)	400,000	400,000
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	626,788
Raymond James Financial
3.750%, 04/01/51	610,000	457,737
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A),(B)	555,000	413,599
		9,917,917
INDUSTRIALS — 2.1%
Ashtead Capital
1.500%, 08/12/26(B)	650,000	612,127
Canadian Pacific Railway
3.100%, 12/02/51	880,000	595,914
Daimler Truck Finance North America
2.500%, 12/14/31(B)	940,000	798,813
Howmet Aerospace
3.000%, 01/15/29	495,000	461,518
Masco
6.500%, 08/15/32	317,000	337,392
Northern Group Housing
5.605%, 08/15/33(B)	441,632	447,210
Owens Corning
5.950%, 06/15/54	1,079,000	1,109,272
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	523,745
		4,885,991

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
OCTOBER 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 1.7%
Constellation Software
5.461%, 02/16/34(B)	$1,040,000	$1,056,806
Infor
1.750%, 07/15/25(B)	335,000	326,328
Microsoft
2.921%, 03/17/52	270,000	186,400
NXP BV
5.550%, 12/01/28	245,000	250,400
Oracle
2.875%, 03/25/31	600,000	531,334
Roper Technologies
2.950%, 09/15/29	420,000	386,510
Teledyne Technologies
2.250%, 04/01/28	420,000	387,389
VMware
1.800%, 08/15/28	625,000	559,790
Vontier
1.800%, 04/01/26	590,000	563,143
		4,248,100
MATERIALS — 1.5%
Anglo American Capital
4.500%, 03/15/28(B)	525,000	516,115
Berry Global
1.650%, 01/15/27	625,000	582,740
CF Industries
4.500%, 12/01/26(B)	520,000	516,274
Martin Marietta Materials
2.400%, 07/15/31	865,000	740,572
Sealed Air
1.573%, 10/15/26(B)	835,000	779,895
Silgan Holdings
1.400%, 04/01/26(B)	420,000	397,639
		3,533,235
REAL ESTATE — 2.0%
Alexandria Real Estate Equities
2.000%, 05/18/32	745,000	600,110
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	393,646
Extra Space Storage
2.350%, 03/15/32	730,000	601,069
Invitation Homes Operating Partnership
4.875%, 02/01/35	1,135,000	1,085,425
NNN REIT
2.500%, 04/15/30	700,000	615,441
Store Capital
4.500%, 03/15/28	380,000	368,473
2.700%, 12/01/31	700,000	577,854
UDR
3.000%, 08/15/31	560,000	496,851
		4,738,869
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 2.1%
DPL
4.350%, 04/15/29	$1,165,000	$1,094,022
Duquesne Light Holdings
2.532%, 10/01/30(B)	540,000	466,162
Entergy Arkansas
5.750%, 06/01/54	1,080,000	1,115,173
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	572,161
Monongahela Power
3.550%, 05/15/27(B)	550,000	533,092
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,113,696
		4,894,306
Total Corporate Obligations
(Cost $48,654,173)		44,939,431
MORTGAGE-BACKED SECURITIES — 12.8%

Agency Mortgage-Backed Obligations — 0.5%
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33	1,000,000	1,030,421

Non-Agency Mortgage-Backed Obligations — 12.3%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.018%, TSFR1M + 1.214%, 09/15/36 (A),(B)	1,195,000	1,185,291
Chase Home Lending Mortgage Trust Series, Ser 2024-4, Cl A4
6.000%, 03/25/55 (A),(B)	1,084,746	1,083,907
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A3A
6.000%, 07/25/54 (A),(B)	937,271	929,289
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A),(B)	803,309	781,603
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A),(B)	127,264	112,899
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A),(B)	112,959	101,755
FHLMC
5.500%, 04/01/53	2,455,994	2,433,730
FHLMC, Ser 2024-5438, Cl GL
1.500%, 12/25/50	3,500,000	2,138,794
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.883%, 04/25/50 (A),(B)	369,121	353,614
FNMA
5.500%, 03/01/53	2,461,087	2,440,435
FNMA, Ser 2024-56, Cl DL
1.500%, 09/25/51	3,150,000	1,910,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
OCTOBER 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B),(C)	$223,533	$230,840
GS Mortgage Securities Trust, Ser 2024-RVR, Cl A
5.198%, 08/10/41 (A),(B)	1,150,000	1,138,053
GS Mortgage Securities Trust, Ser GSA2, Cl A3
1.560%, 12/12/53	1,200,000	1,024,951
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A),(B)	1,128,512	980,714
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A),(B)	1,516,053	1,321,987
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A4
2.500%, 08/25/52 (A),(B)	1,278,564	1,034,338
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.881%, 07/25/44 (A),(B)	304	303
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A),(B)	1,071,884	936,497
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A),(B)	1,505,020	1,312,629
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A),(B)	1,641,753	1,462,520
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	83,311	82,651
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A),(B)	1,154,148	997,481
RCKT Mortgage Trust, Ser 2021-5, Cl A1
2.500%, 11/25/51 (A),(B)	1,175,959	952,802
RCKT Mortgage Trust, Ser 2022-1, Cl A1
2.500%, 01/25/52 (A),(B)	1,269,014	1,025,025
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A),(B)	1,639,831	1,450,572
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	613,359	558,866
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A),(B)	21,985	20,028
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A),(B)	43,208	38,950
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A),(B)	$38,255	$36,870
Sequoia Mortgage Trust, Ser 2024-7, Cl A2
6.000%, 08/25/54 (A),(B)	1,125,117	1,121,161
		29,199,455
Total Mortgage-Backed Securities
(Cost $31,615,285)		30,229,876
ASSET-BACKED SECURITIES — 9.6%

Automotive — 0.5%
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	1,100,000	1,102,504
Other ABS — 9.1%
Antares CLO, Ser 2018-3, Cl A1R
6.816%, TSFR3M + 1.590%, 07/20/36 (A),(B)	1,170,000	1,171,868
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
6.556%, TSFR3M + 1.900%, 10/15/36 (A),(B)	1,170,000	1,169,952
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (B)	710,000	709,971
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (B)	580,000	545,190
Dryden LXXXVII CLO, Ser 2021-87A, Cl A1
6.490%, TSFR3M + 1.362%, 05/20/34 (A),(B)	1,100,000	1,102,802
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
6.147%, TSFR3M + 1.530%, 07/20/37 (A),(B)	1,425,000	1,427,276
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
6.237%, TSFR3M + 1.620%, 04/20/34 (A),(B)	500,000	500,843
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
6.069%, TSFR3M + 1.480%, 07/30/37 (A),(B)	1,170,000	1,174,107
MCF CLO VIII, Ser 2024-1A, Cl AR
6.582%, TSFR3M + 1.950%, 04/18/36 (A),(B)	1,000,000	1,009,191
Monroe Capital Mml Clo XI, Ser 2021-1A, Cl A1
6.940%, TSFR3M + 1.812%, 05/20/33 (A),(B)	1,025,000	1,026,185

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
OCTOBER 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (B)	$1,750,000	$1,584,681
OCP CLO, Ser 2024-24A, Cl A2R
6.167%, TSFR3M + 1.550%, 10/20/37 (A),(B)	1,170,000	1,169,677
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
6.256%, TSFR3M + 1.600%, 07/15/37 (A),(B)	1,000,000	999,712
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
6.471%, SOFR30A + 1.614%, 11/25/65 (A),(B)	1,050,000	1,052,281
RIN II, Ser 2019-1A, Cl A
6.850%, TSFR3M + 1.912%, 09/10/30 (A),(B)	232,574	232,914
SLM Student Loan Trust, Ser 2006-10, Cl A6
5.595%, SOFR90A + 0.412%, 03/25/44 (A)	1,106,906	1,087,861
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	1,012,388	937,359
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (B)	997,500	1,002,520
Subway Funding, Ser 2024-1A, Cl A23
6.505%, 07/30/54 (B)	1,000,000	1,014,618
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	841,082	847,376
Twin Brook CLO, Ser 2024-1A, Cl A
7.192%, TSFR3M + 1.900%, 07/20/36 (A),(B)	800,000	799,547
Voya CLO, Ser 2018-4, Cl A2RR
6.763%, TSFR3M + 1.600%, 10/15/37 (A),(B)	1,170,000	1,169,531
		21,735,462
Total Asset-Backed Securities
(Cost $22,637,875)		22,837,966
MUNICIPAL BONDS — 3.2%

Colorado Housing and Finance Authority, RB
5.619%, 11/01/38	965,000	974,401
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	234,632
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	475,472
MUNICIPAL BONDS — continued
	Face Amount	Value
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$90,581	$87,794
Idaho Housing & Finance Association, Ser D-1, RB
5.713%, 07/01/38	940,000	952,279
Indiana Housing & Community Development Authority, Ser B-3, RB
5.932%, 07/01/44	1,000,000	1,007,012
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	157,999
Michigan State Housing Development Authority, Ser C, RB
5.816%, 12/01/38	895,000	907,120
Minnesota Housing Finance Agency, RB
5.726%, 07/01/33	410,000	426,686
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	622,894
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	460,226
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	410,378
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	371,763
Washington State Housing Finance Commission, Ser 2T, RB
5.738%, 12/01/38	550,000	561,856
Total Municipal Bonds
(Cost $8,620,591)		7,650,512
Total Investments in Securities— 98.4%
(Cost $247,154,028)		$233,455,879

Percentages are based on Net Assets of $237,332,718.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at October 31, 2024 was $55,051,066 and represented 23.2% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
OCTOBER 31, 2024

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$1,691,650	$76,023,921	$—	$77,715,571
U.S. Government
Agency Mortgage-Backed Obligations	—	50,082,523	—	50,082,523
Corporate Obligations	—	44,939,431	—	44,939,431
Mortgage-Backed Securities	—	29,999,036	230,840	30,229,876
Asset-Backed Securities	—	22,837,966	—	22,837,966
Municipal Bonds	—	7,650,512	—	7,650,512
Total Investments in Securities	$1,691,650	$231,533,389	$230,840	$233,455,879

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS COMMON STOCK — 71.9%
	Shares	Value
COMMUNICATION SERVICES — 7.1%
Alphabet, Cl A (A)	14,885	$2,546,972
Electronic Arts	1,847	278,620
Live Nation Entertainment *	7,362	862,385
Match Group *(A)	27,718	998,680
Meta Platforms, Cl A (A)	4,914	2,789,088
Omnicom Group (A)	21,692	2,190,892
		9,666,637
CONSUMER DISCRETIONARY — 15.7%
Airbnb, Cl A *	18,916	2,549,688
Autoliv	3,450	320,436
Booking Holdings	108	505,035
Burlington Stores *	3,692	914,767
Dick's Sporting Goods	12,367	2,420,840
eBay (A)	43,922	2,525,954
Expedia Group *(A)	21,464	3,355,038
Lennar, Cl A (A)	1,883	320,675
NVR *	168	1,537,672
PulteGroup	16,021	2,075,200
Ralph Lauren, Cl A	12,850	2,543,400
Stellantis	18,895	257,350
Toll Brothers	6,187	906,024
Williams-Sonoma	8,012	1,074,650
		21,306,729
ENERGY — 2.0%
HF Sinclair	17,356	670,115
Marathon Petroleum	11,074	1,610,935
Noble PLC	13,332	426,357
		2,707,407
FINANCIALS — 13.4%
American Express	5,033	1,359,313
Ameriprise Financial (A)	4,143	2,114,173
Bank of America	58,508	2,446,805
Berkshire Hathaway, Cl B *(A)	793	357,580
Corebridge Financial	47,996	1,524,833
Corpay *	8,204	2,705,023
Discover Financial Services (A)	14,270	2,118,096
JPMorgan Chase	4,274	948,486
Synchrony Financial (A)	54,445	3,002,097
Wells Fargo	16,496	1,070,920
XP, Cl A	32,127	560,937
		18,208,263
HEALTH CARE — 5.8%
Cardinal Health	22,958	2,491,402
Cencora, Cl A (A)	4,521	1,031,150
DaVita *	4,067	568,608
Hologic *	19,016	1,537,824
United Therapeutics *(A)	6,056	2,264,762
		7,893,746
INDUSTRIALS — 4.0%
Advanced Drainage Systems	1,570	235,312
Carlisle	846	357,206
Caterpillar	2,495	938,619
Expeditors International of Washington	10,381	1,235,339
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Owens Corning (A)	15,509	$2,741,836
		5,508,312
INFORMATION TECHNOLOGY — 23.7%
Akamai Technologies *	7,631	771,341
Apple (A)	11,710	2,645,406
Applied Materials	6,180	1,122,164
AppLovin, Cl A *(A)	34,866	5,905,952
Autodesk *(A)	2,608	740,150
Check Point Software Technologies *(A)	1,506	260,854
Cisco Systems (A)	22,929	1,255,821
Dell Technologies, Cl C	12,471	1,541,790
F5 *	6,093	1,425,031
Flex *	22,516	780,630
Fortinet *	3,309	260,286
International Business Machines (A)	13,168	2,722,089
Jabil	6,731	828,519
KLA (A)	728	485,016
Lam Research (A)	13,300	988,855
Logitech International	27,900	2,279,430
Microsoft (A)	6,065	2,464,513
NetApp (A)	20,810	2,399,601
NXP Semiconductors	1,365	320,093
Oracle	5,149	864,208
QUALCOMM (A)	13,220	2,151,819
		32,213,568
MATERIALS — 0.2%
CF Industries Holdings	4,127	339,363
Total Common Stock
(Cost $76,762,856)		97,844,025
PURCHASED OPTION — 0.4%
Total Purchased Options
(Cost $399,137)		531,980
Total Investments in Securities— 72.3%
(Cost $77,161,993)		$98,376,005

SECURITIES SOLD SHORT COMMON STOCK — (16.2)%
	Shares	Value
COMMUNICATION SERVICES — (0.8)%
Trade Desk, Cl A *	(8,438)	(1,014,332)

CONSUMER DISCRETIONARY — (0.4)%
Mobileye Global, Cl A *	(40,019)	(544,658)

CONSUMER STAPLES — (0.8)%
elf Beauty *	(3,426)	(360,587)
Keurig Dr Pepper	(23,532)	(775,379)
		(1,135,966)
FINANCIALS — (1.2)%
Block, Cl A *	(13,631)	(985,794)
S&P Global	(1,347)	(647,045)
		(1,632,839)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (1.8)%
Catalent *	(11,968)	$(701,325)
Cooper *	(6,658)	(696,959)
Illumina *	(7,084)	(1,021,088)
		(2,419,372)
INDUSTRIALS — (1.0)%
General Dynamics	(2,146)	(625,795)
Stanley Black & Decker	(8,435)	(783,949)
		(1,409,744)
INFORMATION TECHNOLOGY — (9.3)%
Advanced Micro Devices *	(16,091)	(2,318,230)
Cloudflare, Cl A *	(17,343)	(1,521,155)
Fair Isaac *	(380)	(757,382)
MicroStrategy, Cl A *	(8,930)	(2,183,385)
Roper Technologies	(4,142)	(2,227,278)
Snowflake, Cl A *	(11,581)	(1,329,730)
Super Micro Computer *	(13,250)	(385,707)
Tyler Technologies *	(2,158)	(1,306,863)
Zscaler *	(3,243)	(586,302)
		(12,616,032)
COMMON STOCK — continued
	Shares	Value
MATERIALS — (0.4)%
Albemarle	(5,630)	$(533,330)

REAL ESTATE — (0.5)%
Equinix	(809)	(734,637)

Total Common Stock
(Proceeds $20,465,199)		(22,040,910)

EXCHANGE TRADED FUNDS — (28.3)%
	Shares	Value
ARK Innovation ETF	(211,585)	(9,709,636)
ARK Next Generation Internet ETF	(109,690)	(9,538,642)
iShares S&P 500 Value ETF	(72,515)	(14,114,320)
SPDR S&P Homebuilders ETF	(45,052)	(5,145,389)
Total Exchange Traded Funds
(Proceeds $37,232,762)		(38,507,987)
Total Securities Sold Short— (44.5)%
(Proceeds $57,697,961)		$(60,548,897)

A list of the open option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.4%
Put Options
Vanguard Total Stock Market Index Fund ETF	1,588	$44,627,564	260.00	01/17/25	$531,980
TOTAL PURCHASED OPTION
(Cost $399,137)		$44,627,564			$531,980

Percentages are based on Net Assets of $136,005,126.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND OCTOBER 31, 2024

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$97,844,025	$—	$—	$97,844,025
Purchased Option	531,980	—	—	531,980
Total Investments in Securities	$98,376,005	$—	$—	$98,376,005

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(22,040,910)	$—	$—	$(22,040,910)
Exchange Traded Funds	(38,507,987)	—	—	(38,507,987)
Total Securities Sold Short	$(60,548,897)	$—	$—	$(60,548,897)

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value
COMMUNICATION SERVICES — 5.3%
AT&T	291,284	$6,565,541
Electronic Arts	7,869	1,187,039
Meta Platforms, Cl A	1,455	825,829
Walt Disney	40,080	3,855,696
		12,434,105
CONSUMER DISCRETIONARY — 6.1%
DR Horton	19,835	3,352,115
General Motors	78,684	3,994,000
Lennar, Cl A	20,001	3,406,170
TJX	30,927	3,495,679
		14,247,964
CONSUMER STAPLES — 10.6%
Campbell Soup	46,904	2,188,072
Casey's General Stores	6,090	2,399,582
Colgate-Palmolive	38,456	3,603,712
General Mills	53,672	3,650,769
Mondelez International, Cl A	43,993	3,012,640
Monster Beverage *	57,923	3,051,384
PepsiCo	22,151	3,678,838
Performance Food Group *	39,679	3,223,919
		24,808,916
ENERGY — 8.7%
Canadian Natural Resources	107,257	3,648,883
ConocoPhillips	36,025	3,946,178
Exxon Mobil	84,347	9,850,043
Valero Energy	22,851	2,965,146
		20,410,250
FINANCIALS — 22.6%
Allstate	14,819	2,764,040
American Express	13,872	3,746,550
American International Group	47,834	3,629,644
Ameriprise Financial	8,471	4,322,751
Axis Capital Holdings	27,880	2,181,889
Bank of America	101,553	4,246,946
Berkshire Hathaway, Cl B *	12,904	5,818,672
First Horizon	166,759	2,889,933
Goldman Sachs Group	4,186	2,167,469
Hartford Financial Services Group	25,943	2,865,145
JPMorgan Chase	25,628	5,687,366
Popular	16,762	1,495,673
Prudential Financial	27,636	3,384,857
Synovus Financial	67,037	3,343,135
Visa, Cl A	3,496	1,013,316
Wells Fargo	54,185	3,517,690
		53,075,076
HEALTH CARE — 8.7%
Boston Scientific *	42,502	3,571,018
Cencora, Cl A	14,202	3,239,192
Exact Sciences *	21,183	1,460,144
Neurocrine Biosciences *	8,269	994,513
Quest Diagnostics	20,336	3,148,623
Select Medical Holdings	77,789	2,495,471
STERIS PLC	11,632	2,580,559

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Stryker	8,519	$3,035,150
		20,524,670
INDUSTRIALS — 11.7%
3M	34,512	4,433,757
AECOM	34,880	3,725,184
Copart *	30,612	1,575,600
CSX	81,266	2,733,788
Cummins	11,535	3,794,784
EMCOR Group	1,180	526,362
Emerson Electric	21,017	2,275,510
Quanta Services	4,443	1,340,142
Stanley Black & Decker	31,855	2,960,604
United Rentals	975	792,480
Waste Management	14,876	3,210,985
		27,369,196
INFORMATION TECHNOLOGY — 7.8%
Cisco Systems	108,449	5,939,752
Hewlett Packard Enterprise	59,696	1,163,475
Intel	18,489	397,883
International Business Machines	8,173	1,689,523
Micron Technology	7,539	751,261
Microsoft	5,022	2,040,690
Motorola Solutions	7,927	3,561,997
Salesforce	9,143	2,663,996
		18,208,577
MATERIALS — 2.5%
Linde PLC	5,944	2,711,356
Steel Dynamics	5,622	733,671
Westlake	19,025	2,510,158
		5,955,185
REAL ESTATE — 6.6%
BXP ‡	33,723	2,716,725
Host Hotels & Resorts ‡	158,745	2,736,764
Iron Mountain ‡	28,030	3,468,152
Lamar Advertising, Cl A ‡	26,170	3,454,440
Omega Healthcare Investors ‡	75,538	3,208,099
		15,584,180
UTILITIES — 6.6%
Entergy	34,002	5,262,829
FirstEnergy	93,035	3,891,654
Fortis	66,903	2,892,217
National Fuel Gas	46,838	2,835,104
Vistra	4,533	566,444
		15,448,248
Total Common Stock
(Cost $177,475,465)		228,066,367
Total Investments in Securities— 97.2%
(Cost $177,475,465)		$228,066,367

Percentages are based on Net Assets of $234,654,152.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND OCTOBER 31, 2024

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%#
	Shares	Value
COMMUNICATION SERVICES — 12.9%
Alphabet, Cl A *	43,070	$7,369,708
Alphabet, Cl C *	36,624	6,324,598
Meta Platforms, Cl A *	15,890	9,018,846
Netflix *	4,624	3,495,883
Spotify Technology *	4,117	1,585,457
T-Mobile US *	8,778	1,958,898
		29,753,390
CONSUMER DISCRETIONARY — 9.2%
AutoZone *	756	2,274,804
Chipotle Mexican Grill, Cl A *	38,963	2,172,967
Deckers Outdoor *	8,460	1,361,129
DR Horton	10,761	1,818,609
Home Depot	6,916	2,723,175
Hyatt Hotels, Cl A	10,677	1,552,970
MercadoLibre *	1,008	2,053,477
Tesla *	16,957	4,236,706
TJX	26,987	3,050,341
		21,244,178
CONSUMER STAPLES — 4.2%
BJ's Wholesale Club Holdings *	25,978	2,201,116
Coca-Cola	35,983	2,350,050
General Mills	15,805	1,075,056
PepsiCo	16,814	2,792,469
Performance Food Group *	14,881	1,209,081
		9,627,772
ENERGY — 0.7%
Exxon Mobil	14,965	1,747,613
FINANCIALS — 8.8%
American Express	8,827	2,383,996
Berkshire Hathaway, Cl B *	10,172	4,586,758
Blackstone, Cl A	11,336	1,901,614
Goldman Sachs Group	3,430	1,776,020
JPMorgan Chase	6,077	1,348,608
Mastercard, Cl A	5,296	2,645,829
Progressive	10,845	2,633,491
Toast, Cl A *	24,207	726,936
Visa, Cl A	7,883	2,284,888
		20,288,140
HEALTH CARE — 7.3%
Boston Scientific *	33,545	2,818,451
Cencora, Cl A	8,323	1,898,310
Dexcom *	10,343	728,975
Edwards Lifesciences *	9,213	617,363
IDEXX Laboratories *	1,416	576,199
Insulet *	9,332	2,160,638
Intuitive Surgical *	4,287	2,159,962
IQVIA Holdings *	3,278	674,678
Neurocrine Biosciences *	11,938	1,435,783
Stryker	6,641	2,366,055
Zoetis, Cl A	8,466	1,513,551
		16,949,965
INDUSTRIALS — 7.9%
Builders FirstSource *	8,239	1,412,165

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Caterpillar	7,902	$2,972,732
Chart Industries *	10,761	1,299,068
Deere	1,997	808,166
EMCOR Group	3,194	1,424,747
Ferguson Enterprises	8,743	1,720,098
Stanley Black & Decker	16,478	1,531,465
Uber Technologies *	32,452	2,338,167
Union Pacific	5,128	1,190,055
United Rentals	1,849	1,502,867
Waste Management	9,920	2,141,232
		18,340,762
INFORMATION TECHNOLOGY — 40.1%
Accenture PLC, Cl A	6,374	2,197,883
Adobe *	3,615	1,728,259
Advanced Micro Devices *	20,177	2,906,900
Apple	87,804	19,835,802
Arista Networks *	3,615	1,396,981
Broadcom	35,280	5,989,486
HubSpot *	1,276	707,912
Intuit	2,606	1,590,442
KLA	3,026	2,016,012
Micron Technology	11,350	1,131,028
Microsoft	49,079	19,943,252
NVIDIA	155,135	20,595,722
Oracle	12,611	2,116,630
Palo Alto Networks *	3,574	1,287,819
QUALCOMM	11,938	1,943,148
Salesforce *	11,097	3,233,333
ServiceNow *	2,525	2,355,800
Synopsys *	2,858	1,467,897
		92,444,306
MATERIALS — 1.7%
Ecolab	6,137	1,508,045
Linde PLC	5,212	2,377,454
		3,885,499
REAL ESTATE — 2.2%
American Tower ‡	11,536	2,463,398
Iron Mountain ‡	20,584	2,546,858
		5,010,256
UTILITIES — 1.2%
Entergy	10,088	1,561,420
Vistra	9,232	1,153,631
		2,715,051
Total Common Stock
(Cost $144,994,970)		222,006,932
Total Investments in Securities— 96.2%
(Cost $144,994,970)		$222,006,932

Percentages are based on Net Assets of $230,670,206.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND OCTOBER 31, 2024

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%

	Shares	Value
COMMUNICATION SERVICES — 1.4%
IMAX *	89,435	$2,173,270

CONSUMER DISCRETIONARY — 12.1%
BJ's Restaurants *	50,627	1,877,755
Boot Barn Holdings *	13,563	1,689,272
KB Home	32,648	2,562,868
Phinia	44,379	2,067,174
Playa Hotels & Resorts *	219,790	1,868,215
Shake Shack, Cl A *	17,292	2,103,917
TRI Pointe Group *	56,721	2,293,230
Warby Parker, Cl A *	130,273	2,205,522
YETI Holdings *	49,248	1,734,022
		18,401,975
CONSUMER STAPLES — 3.5%
Dole PLC	141,629	2,287,308
Primo Water	80,665	2,115,843
Sprouts Farmers Market *	7,292	936,512
		5,339,663
ENERGY — 3.4%
Civitas Resources	18,972	925,644
International Seaways	32,086	1,397,025
Liberty Energy, Cl A	94,844	1,618,987
PBF Energy, Cl A	26,743	762,710
Veren	102,140	527,042
		5,231,408
FINANCIALS — 19.5%
Axis Capital Holdings	27,576	2,158,098
Enterprise Financial Services	37,061	1,953,856
Essent Group	31,899	1,914,259
Fidelis Insurance Holdings	67,529	1,165,550
FirstCash Holdings	13,832	1,431,197
Hamilton Insurance Group, Cl B *	52,314	911,310
Hancock Whitney	27,825	1,449,126
Merchants Bancorp	41,124	1,519,120
OceanFirst Financial	60,509	1,101,264
OFG Bancorp	47,954	1,931,107
Old Second Bancorp	121,610	1,996,836
Piper Sandler	6,695	1,898,970
Popular	10,216	911,574
PRA Group *	68,898	1,388,984
PROG Holdings	50,592	2,209,353
QCR Holdings	22,179	1,754,359
UMB Financial	14,268	1,565,628
Valley National Bancorp	119,467	1,131,352
WaFd	35,869	1,218,829
		29,610,772
HEALTH CARE — 17.2%
Axsome Therapeutics *	19,452	1,731,812
Blueprint Medicines *	4,311	377,256
Denali Therapeutics *	36,461	946,528
Halozyme Therapeutics *	12,312	622,618
Immunovant *	23,106	676,082
Integer Holdings *	16,917	2,101,937
Intra-Cellular Therapies *	20,985	1,778,479

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Kiniksa Pharmaceuticals International, Cl A *	56,620	$1,279,046
Madrigal Pharmaceuticals *	4,361	1,130,982
Merit Medical Systems *	24,362	2,403,555
Merus *	12,470	622,627
Mirum Pharmaceuticals *	42,729	1,643,357
National HealthCare	12,949	1,502,472
RadNet *	41,960	2,729,078
Twist Bioscience *	20,962	846,026
UFP Technologies *	6,427	1,716,009
Vericel *	39,852	1,755,082
Viking Therapeutics *	16,935	1,228,465
Viridian Therapeutics *	53,655	1,157,338
		26,248,749
INDUSTRIALS — 15.4%
Brink's	24,225	2,490,088
CSW Industrials	5,287	1,866,840
Herc Holdings	13,559	2,835,729
IES Holdings *	9,454	2,067,259
JELD-WEN Holding *	59,434	841,585
Limbach Holdings *	23,721	1,802,084
Maximus	24,734	2,138,007
SkyWest *	20,521	1,953,599
SPX Technologies *	12,735	1,827,345
Standex International	11,323	2,082,073
Sterling Infrastructure *	15,687	2,422,857
Verra Mobility, Cl A *	23,479	609,750
Willis Lease Finance	2,481	449,880
		23,387,096
INFORMATION TECHNOLOGY — 11.3%
Belden	21,221	2,416,435
Benchmark Electronics	19,754	855,348
Couchbase *	69,704	1,120,143
DigitalOcean Holdings *	45,542	1,802,552
DoubleVerify Holdings *	84,297	1,437,264
FormFactor *	40,270	1,529,455
Instructure Holdings *	39,991	941,388
LiveRamp Holdings *	56,032	1,402,481
MACOM Technology Solutions Holdings *	13,766	1,547,299
MARA Holdings *	12,869	215,813
N-Able *	62,807	768,130
Viavi Solutions *	148,157	1,366,008
Workiva, Cl A *	22,545	1,798,189
		17,200,505
MATERIALS — 2.3%
ATI *	27,000	1,423,170
Summit Materials, Cl A *	44,402	2,105,099
		3,528,269
REAL ESTATE — 7.2%
Armada Hoffler Properties ‡	71,904	778,720
CareTrust ‡	51,203	1,672,802
COPT Defense Properties ‡	71,883	2,314,633
Plymouth Industrial ‡	69,912	1,420,612
Tanger ‡	83,639	2,779,324

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Urban Edge Properties ‡	91,081	$2,025,641
		10,991,732
UTILITIES — 2.5%
Clearway Energy, Cl C	30,910	877,226
National Fuel Gas	30,327	1,835,693
Southwest Gas Holdings	15,660	1,147,095
		3,860,014
Total Common Stock
(Cost $116,576,342)		145,973,453
Total Investments in Securities— 95.8%
(Cost $116,576,342)		$145,973,453

Percentages are based on Net Assets of $152,347,130.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%#

	Shares	Value
COMMUNICATION SERVICES — 9.9%
Advantage Solutions *	64	$196
Alphabet, Cl A	23,213	3,971,976
Alphabet, Cl C	20,847	3,600,068
Altice USA, Cl A *	747	1,815
AMC Entertainment Holdings, Cl A *	965	4,236
AMC Networks, Cl A *	112	907
Angi, Cl A *	243	578
Anterix *	66	2,144
AST SpaceMobile, Cl A *	424	10,095
AT&T	28,308	638,062
Atlanta Braves Holdings, Cl C *	138	5,452
ATN International	38	797
Bandwidth, Cl A *	88	1,716
Boston Omaha, Cl A *	110	1,624
Bumble, Cl A *	328	2,322
Cable One	16	5,465
Cardlytics *	152	655
Cargurus, Cl A *	311	9,647
Cars.com *	217	3,470
Charter Communications, Cl A *	386	126,457
Cinemark Holdings *	401	11,930
Clear Channel Outdoor Holdings, Cl A *	1,556	2,287
Cogent Communications Holdings	156	12,522
Comcast, Cl A	15,624	682,300
Consolidated Communications Holdings *	277	1,284
DHI Group *	148	243
EchoStar, Cl A *	445	11,152
Electronic Arts	957	144,363
Endeavor Group Holdings, Cl A	767	22,619
Entravision Communications, Cl A	227	527
Eventbrite, Cl A *	294	941
EverQuote, Cl A *	81	1,456
EW Scripps, Cl A *	222	745
Fox	942	39,564
Frontier Communications Parent *	803	28,691
fuboTV *	1,053	1,832
Gannett *	451	2,115
Globalstar *	2,780	2,919
Gogo *	223	1,461
Gray Television	303	1,730
IAC *	278	13,330
IDT, Cl B	61	2,863
iHeartMedia *	421	834
Innovid *	332	634
Integral Ad Science Holding *	591	6,997
Interpublic Group of Companies	1,499	44,071
Iridium Communications	404	11,849
John Wiley & Sons, Cl A	153	7,543
Liberty Broadband, Cl C	448	36,207
Liberty Latin America, Cl C *	484	4,685

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES— continued
Live Nation Entertainment *	573	$67,121
LiveOne *	327	226
Lumen Technologies *	3,736	23,873
Madison Square Garden Entertainment, Cl A *	148	6,173
Madison Square Garden Sports *	65	14,476
Magnite *	452	5,641
Marcus	85	1,604
Match Group *	1,054	37,976
MediaAlpha, Cl A *	142	2,432
Meta Platforms, Cl A	8,708	4,942,487
National CineMedia *	237	1,704
Netflix *	1,701	1,286,007
New York Times, Cl A	635	35,458
News	1,495	40,739
Nexstar Media Group, Cl A	125	21,990
Nextdoor Holdings *	572	1,384
NII Holdings *,(A)	46	—
Omnicom Group	770	77,770
Outbrain *	124	532
Paramount Global, Cl B	2,364	25,862
Pinterest, Cl A *	2,325	73,912
Playstudios *	326	434
PubMatic, Cl A *	142	2,088
QuinStreet *	180	3,780
Reservoir Media *	124	1,033
ROBLOX, Cl A *	1,941	100,389
Roku, Cl A *	496	31,784
Scholastic	87	2,160
Shenandoah Telecommunications	169	2,339
Shutterstock	90	2,888
Sinclair	131	2,262
Sirius XM Holdings	231	6,158
Snap, Cl A *	4,130	50,221
Sphere Entertainment *	98	4,097
Spok Holdings	73	1,137
Stagwell, Cl A *	413	2,565
Take-Two Interactive Software *	622	100,590
TechTarget *	95	2,750
TEGNA	641	10,532
Telephone and Data Systems	364	10,829
Thryv Holdings *	112	1,611
TKO Group Holdings, Cl A *	265	30,944
T-Mobile US	1,744	389,191
Townsquare Media, Cl A	40	392
Trade Desk, Cl A *	1,741	209,286
TripAdvisor *	379	6,079
TrueCar *	261	1,021
United States Cellular *	52	3,208
Verizon Communications	16,653	701,591
Vimeo *	532	2,538
Vivid Seats, Cl A *	271	1,103
Walt Disney	7,286	700,913
Warner Bros Discovery *	8,732	70,991
WideOpenWest *	180	898
Yelp, Cl A *	242	8,262

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES— continued
Ziff Davis *	167	$7,727
ZipRecruiter, Cl A *	255	2,364
ZoomInfo Technologies, Cl A *	1,220	13,481
		18,644,379
CONSUMER DISCRETIONARY — 7.8%
1-800-Flowers.com, Cl A *	104	865
1stdibs.com *	93	388
Abercrombie & Fitch, Cl A *	197	25,963
Academy Sports & Outdoors	290	14,749
Acushnet Holdings	106	6,498
Adient PLC *	331	6,464
ADT	1,399	10,073
Adtalem Global Education *	141	11,410
Advance Auto Parts	234	8,351
Airbnb, Cl A *	1,672	225,369
A-Mark Precious Metals	65	2,525
American Axle & Manufacturing Holdings *	409	2,311
American Eagle Outfitters	720	14,105
American Outdoor Brands *	44	375
American Public Education *	61	925
America's Car-Mart *	21	820
Aramark	1,037	39,230
Arhaus, Cl A	187	1,586
Arko	277	1,842
Asbury Automotive Group *	81	18,455
AutoNation *	107	16,635
AutoZone *	68	204,612
BARK *	376	545
Bassett Furniture Industries	30	432
Bath & Body Works	885	25,116
Beazer Homes USA *	106	3,261
Best Buy	766	69,269
Beyond *	167	1,070
Big Lots *	98	7
Biglari Holdings, Cl B *	8	1,362
BJ's Restaurants *	79	2,930
Bloomin' Brands	315	5,226
Booking Holdings	135	631,294
Boot Barn Holdings *	119	14,821
BorgWarner	909	30,570
Bowlero	307	3,184
Bright Horizons Family Solutions *	228	30,431
Brinker International *	167	17,153
Brunswick	267	21,291
Buckle	112	4,767
Build-A-Bear Workshop, Cl A	47	1,790
Burlington Stores *	253	62,686
Caleres	124	3,701
Camping World Holdings, Cl A	162	3,250
Canoo *	211	160
Capri Holdings *	452	8,922
CarMax *	617	44,658
Carnival *	3,750	82,500
Carriage Services, Cl A	49	1,832

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Carter's	131	$7,166
Carvana, Cl A *	289	71,473
Cato, Cl A	62	405
Cava Group *	348	46,479
Cavco Industries *	29	11,884
Century Communities	105	9,309
Champion Homes *	224	19,764
Cheesecake Factory	166	7,673
Chegg *	369	590
Chewy, Cl A *	523	14,105
Chipotle Mexican Grill, Cl A *	5,248	292,681
Choice Hotels International	119	16,602
Citi Trends *	30	567
Columbia Sportswear	124	9,978
ContextLogic, Cl A *	77	500
Coursera *	531	3,690
Cracker Barrel Old Country Store	80	3,806
Cricut, Cl A	170	1,119
Crocs *	232	25,014
Dana	529	4,057
Darden Restaurants	473	75,689
Dave & Buster's Entertainment *	145	5,355
Deckers Outdoor *	612	98,465
Denny's *	184	1,179
Designer Brands, Cl A	154	802
Destination XL Group *	188	503
Dick's Sporting Goods	226	44,239
Dillard's, Cl A	32	11,889
Dine Brands Global	55	1,674
Domino's Pizza	138	57,095
DoorDash, Cl A *	1,346	210,918
Dorman Products *	96	10,947
DR Horton	1,129	190,801
Dream Finders Homes, Cl A *	89	2,657
Duluth Holdings, Cl B *	74	274
Duolingo, Cl A *	143	41,895
Dutch Bros, Cl A *	267	8,843
eBay	2,117	121,749
El Pollo Loco Holdings *	91	1,112
Escalade	33	430
Ethan Allen Interiors	85	2,352
Etsy *	531	27,315
European Wax Center, Cl A *	116	834
EVgo, Cl A *	344	2,697
Expedia Group *	519	81,125
Figs, Cl A *	563	3,519
First Watch Restaurant Group *	115	1,954
Five Below *	214	20,285
Flexsteel Industries	13	757
Floor & Decor Holdings, Cl A *	419	43,178
Foot Locker	297	6,887
Ford Motor	15,449	158,970
Fox Factory Holding *	155	5,578
Frontdoor *	303	15,056
Funko, Cl A *	114	1,350
GameStop, Cl A *	1,050	23,289

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Gap	873	$18,132
Garmin	611	121,192
Garrett Motion *	846	6,286
General Motors	4,557	231,313
Genesco *	39	999
Gentex	917	27,794
Gentherm *	115	4,824
Genuine Parts	553	63,429
G-III Apparel Group *	146	4,421
Goodyear Tire & Rubber *	1,075	8,611
GoPro, Cl A *	437	590
Graham Holdings, Cl B	12	10,120
Grand Canyon Education *	117	16,042
Green Brick Partners *	149	10,283
Group 1 Automotive	52	18,945
Groupon, Cl A *	77	790
GrowGeneration *	208	427
Guess?	94	1,597
H&R Block	548	32,732
Hamilton Beach Brands Holding, Cl A	21	581
Hanesbrands *	1,284	8,924
Harley-Davidson	539	17,221
Hasbro	516	33,865
Haverty Furniture	51	1,130
Helen of Troy *	87	5,538
Hilton Grand Vacations *	263	9,699
Hilton Worldwide Holdings	980	230,153
Holley *	197	510
Home Depot	3,917	1,542,319
Hooker Furnishings	38	609
Hovnanian Enterprises, Cl A *	17	2,993
Hyatt Hotels, Cl A	174	25,308
Installed Building Products	93	20,172
iRobot *	102	890
J Jill	18	430
Jack in the Box	71	3,497
JAKKS Pacific *	29	915
Johnson Outdoors, Cl A	31	980
KB Home	292	22,922
Kohl's	396	7,318
Kontoor Brands	217	18,582
Krispy Kreme	293	3,331
Kura Sushi USA, Cl A *	22	2,196
Lands' End *	42	661
Landsea Homes *	53	550
Latham Group *	136	884
Laureate Education, Cl A	473	8,126
La-Z-Boy, Cl Z	156	5,936
LCI Industries	90	10,015
Lear	226	21,642
Legacy Housing *	37	918
Leggett & Platt	485	5,820
Lennar, Cl A	948	161,444
Leslie's *	650	1,749
Levi Strauss, Cl A	324	5,537

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
LGI Homes *	76	$7,719
Life Time Group Holdings *	216	4,812
Lifetime Brands	42	242
Lincoln Educational Services *	102	1,355
Lindblad Expeditions Holdings *	134	1,266
Lithia Motors, Cl A	108	35,896
LKQ	1,053	38,740
Lovesac *	50	1,458
Lowe's	2,277	596,187
Lucid Group *	3,178	7,023
Luminar Technologies, Cl A *	1,008	782
M/I Homes *	110	16,675
Macy's	1,077	16,521
Malibu Boats, Cl A *	73	3,276
Marine Products	39	367
MarineMax *	73	2,127
Marriott International, Cl A	964	250,659
Marriott Vacations Worldwide	118	9,090
MasterCraft Boat Holdings *	61	1,059
Mattel *	1,340	27,309
McDonald's	2,862	836,019
Meritage Homes	140	25,368
Mister Car Wash *	324	2,433
Modine Manufacturing *	203	23,907
Mohawk Industries *	211	28,331
Monro	108	2,960
Motorcar Parts of America *	69	364
Movado Group	56	1,034
Murphy USA	83	40,541
Nathan's Famous	10	842
National Vision Holdings *	284	2,954
Nerdy *	268	242
NIKE, Cl B	4,611	355,646
Nordstrom	362	8,185
Norwegian Cruise Line Holdings *	1,666	42,216
NVR *	11	100,681
ODP *	131	4,065
Ollie's Bargain Outlet Holdings *	243	22,315
ONE Group Hospitality *	91	311
OneWater Marine, Cl A *	40	871
O'Reilly Automotive *	232	267,528
Oxford Industries	56	4,067
Papa John's International	119	6,234
Patrick Industries	79	9,952
Peloton Interactive, Cl A *	1,164	9,894
Penske Automotive Group	69	10,389
Perdoceo Education	236	5,275
Petco Health & Wellness, Cl A *	518	2,212
PetMed Express *	74	303
Phinia	168	7,825
Planet Fitness, Cl A *	345	27,089
Polaris	211	14,751
Pool	148	53,523
Portillo's, Cl A *	206	2,664
Potbelly *	86	635
PulteGroup	837	108,417

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Purple Innovation, Cl A *	368	$329
PVH	228	22,449
QuantumScape, Cl A *	1,249	6,432
Qurate Retail *	1,266	677
Ralph Lauren, Cl A	149	29,492
RealReal *	298	864
Red Robin Gourmet Burgers *	51	291
Revolve Group, Cl A *	140	3,475
RH *	59	18,765
Rivian Automotive, Cl A *	2,774	28,017
Rocky Brands	25	509
Ross Stores	1,302	181,915
Royal Caribbean Cruises	931	192,112
RumbleON, Cl B *	81	408
Sabre *	1,320	4,224
Sally Beauty Holdings *	382	4,966
Savers Value Village *	596	6,097
Service International	563	45,969
Shake Shack, Cl A *	148	18,007
Shoe Carnival	59	2,022
Signet Jewelers	169	15,494
Six Flags Entertainment	177	6,976
Skechers USA, Cl A *	525	32,267
Sleep Number *	77	1,055
Solid Power *	491	579
Sonic Automotive, Cl A	47	2,666
Sonos *	449	5,626
Sportsman's Warehouse Holdings *	133	347
Standard Motor Products	72	2,318
Starbucks	4,370	426,949
Steven Madden	258	11,602
Stitch Fix, Cl A *	318	1,003
Stoneridge *	97	678
Strategic Education	88	7,652
Stride *	157	14,645
Superior Group of	42	620
Sweetgreen, Cl A *	348	12,563
Tapestry	908	43,085
Target Hospitality *	118	880
Taylor Morrison Home, Cl A *	412	28,222
Tempur Sealy International	665	31,860
Tesla *	10,948	2,735,358
Texas Roadhouse, Cl A	264	50,456
Thor Industries	201	20,920
ThredUp, Cl A *	284	175
Tile Shop Holdings *	95	628
Tilly's, Cl A *	82	330
TJX	4,493	507,844
Toll Brothers	410	60,040
TopBuild *	125	44,173
Topgolf Callaway Brands *	515	5,001
Tractor Supply	427	113,373
Traeger *	204	632
Travel + Leisure	262	12,526
TRI Pointe Group *	370	14,959
Udemy *	291	2,281

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Ulta Beauty *	191	$70,475
Under Armour, Cl A *	694	5,934
Unifi *	52	318
United Parks & Resorts *	250	13,158
Universal Electronics *	40	352
Universal Technical Institute *	184	3,062
Upbound Group, Cl A	177	5,175
Urban Outfitters *	217	7,801
Vail Resorts	149	24,688
Valvoline *	511	20,583
Vera Bradley *	83	416
VF	1,445	29,926
Victoria's Secret *	255	7,716
Visteon *	100	9,025
Vizio Holding, Cl A *	278	3,094
Warby Parker, Cl A *	313	5,299
Wayfair, Cl A *	333	14,262
Wendy's	743	14,199
Weyco Group	21	707
Whirlpool	210	21,737
Williams-Sonoma	476	63,846
Wingstop	114	32,797
Winmark	11	4,102
Winnebago Industries	105	5,884
Wolverine World Wide	291	4,479
Worthington Enterprises	114	4,366
WW International *	284	295
Wyndham Hotels & Resorts	315	27,821
Wynn Resorts	370	35,527
XPEL *	80	3,086
Xponential Fitness, Cl A *	84	1,029
YETI Holdings *	344	12,112
Yum! Brands	1,118	146,637
Zumiez *	59	1,215
		14,712,727
CONSUMER STAPLES — 3.2%
Alico	19	466
Andersons	119	5,403
Archer-Daniels-Midland	1,966	108,543
B&G Foods	283	2,411
Beauty Health *	287	463
BellRing Brands *	516	33,968
Beyond Meat *	222	1,352
BJ's Wholesale Club Holdings *	525	44,483
Boston Beer, Cl A *	34	9,896
BRC, Cl A *	223	698
Brown-Forman, Cl B	1,180	51,955
Bunge Global	565	47,471
Calavo Growers	61	1,621
Cal-Maine Foods	150	13,167
Campbell Soup	791	36,900
Casey's General Stores	146	57,527
Celsius Holdings *	637	19,161
Central Garden & Pet, Cl A *	179	5,216
Chefs' Warehouse *	127	5,070

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Clorox	483	$76,580
Coca-Cola	16,965	1,107,984
Coca-Cola Consolidated	21	23,609
Colgate-Palmolive	3,271	306,525
Conagra Brands	1,889	54,668
Constellation Brands, Cl A	607	141,030
Coty, Cl A *	1,583	11,778
Darling Ingredients *	629	24,600
Dollar General	871	69,715
Dollar Tree *	863	55,784
Duckhorn Portfolio *	184	2,017
Edgewell Personal Care	182	6,361
elf Beauty *	210	22,102
Energizer Holdings	241	7,729
Estee Lauder, Cl A	906	62,460
Flowers Foods	773	17,184
Fresh Del Monte Produce	137	4,399
Freshpet *	186	24,652
General Mills	2,235	152,025
Grocery Outlet Holding *	352	5,034
Hain Celestial Group *	330	2,881
Herbalife *	328	2,476
Hershey	591	104,950
HF Foods Group *	136	465
Honest *	219	815
Hormel Foods	1,159	35,407
Ingles Markets, Cl A	53	3,385
Ingredion	258	34,252
Inter Parfums	67	8,112
J&J Snack Foods	56	9,191
JM Smucker	412	46,766
John B Sanfilippo & Son	33	2,723
Kellanova	1,138	91,780
Kenvue	6,146	140,928
Keurig Dr Pepper	4,291	141,388
Kimberly-Clark	1,350	181,143
Kraft Heinz	4,781	159,972
Lamb Weston Holdings	562	43,662
Lancaster Colony	77	13,367
Limoneira	56	1,436
Maplebear *	427	18,831
McCormick	1,000	78,240
Medifast	39	717
MGP Ingredients	51	2,450
Mission Produce *	160	1,888
Molson Coors Beverage, Cl B	755	41,125
Mondelez International, Cl A	5,324	364,588
Monster Beverage *	2,995	157,777
National Beverage	80	3,615
Natural Grocers by Vitamin Cottage	27	739
Nature's Sunshine Products *	54	684
Nu Skin Enterprises, Cl A	178	1,102
Oil-Dri Corp of America	18	1,221
Olaplex Holdings *	465	828
PepsiCo	5,432	902,147

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Performance Food Group *	601	$48,831
Pilgrim's Pride *	151	7,314
Post Holdings *	216	23,589
PriceSmart	90	7,477
Reynolds Consumer Products	200	5,390
Seaboard	1	2,766
Seneca Foods, Cl A *	18	1,113
Simply Good Foods *	350	11,781
SpartanNash	126	2,651
Spectrum Brands Holdings	108	9,679
Sprouts Farmers Market *	383	49,189
Sysco	1,972	147,801
Target	1,826	273,973
Tootsie Roll Industries	52	1,517
TreeHouse Foods *	197	7,167
Tyson Foods, Cl A	1,107	64,859
United Natural Foods *	214	4,353
US Foods Holding *	966	59,554
USANA Health Sciences *	42	1,552
Utz Brands	246	4,236
Village Super Market, Cl A	33	942
Vita Coco *	141	4,175
Vital Farms *	100	3,468
Waldencast, Cl A *	51	176
WD-40	52	13,628
Weis Markets	60	3,773
Westrock Coffee *	107	710
WK Kellogg	240	3,991
		5,988,713
ENERGY — 4.2%
Aemetis *	142	379
Amplify Energy *	135	894
Antero Midstream	1,321	18,983
Antero Resources *	1,116	28,882
APA	1,479	34,904
Archrock	496	9,930
Ardmore Shipping	137	1,933
Atlas Energy Solutions, Cl A	222	4,345
Baker Hughes, Cl A	3,963	150,911
Berry	267	1,340
Bristow Group *	101	3,350
Cactus, Cl A	258	15,297
California Resources	221	11,485
Centrus Energy, Cl A *	48	4,983
ChampionX	753	21,250
Cheniere Energy	904	173,008
Chesapeake Energy	788	66,759
Chevron	7,392	1,100,077
Chord Energy	162	20,266
Civitas Resources	319	15,564
Clean Energy Fuels *	600	1,698
CNX Resources *	583	19,839
Comstock Resources	293	3,387
ConocoPhillips	4,652	509,580
CONSOL Energy	108	11,979

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Core Laboratories	172	$3,251
Coterra Energy	2,945	70,444
Crescent Energy, Cl A	513	6,377
CVR Energy	368	5,851
Delek US Holdings	230	3,604
Devon Energy	2,517	97,358
DHT Holdings	493	5,088
Diamondback Energy	702	124,093
DMC Global *	69	696
Dorian LPG	138	3,981
DT Midstream	386	34,798
Empire Petroleum *	71	368
EOG Resources	2,296	280,020
Equities	2,263	82,690
Evolution Petroleum	110	566
Excelerate Energy, Cl A	91	2,173
Expro Group Holdings *	389	4,960
Exxon Mobil	17,879	2,087,910
Forum Energy Technologies *	41	573
FutureFuel	93	562
Gevo *	864	2,013
Granite Ridge Resources	192	1,139
Green Plains *	230	2,813
Gulfport Energy *	66	9,137
Hallador Energy *	88	874
Halliburton	3,512	97,423
Helix Energy Solutions Group *	527	4,875
Helmerich & Payne	380	12,768
Hess	1,103	148,331
Hess Midstream, Cl A	290	10,048
HF Sinclair	698	26,950
HighPeak Energy	76	973
Innovex International *	125	1,774
International Seaways	125	5,442
Kinder Morgan	7,696	188,629
Kinetik Holdings, Cl A	143	6,960
KLX Energy Services Holdings *	49	217
Kodiak Gas Services	65	2,072
Liberty Energy, Cl A	641	10,942
Magnolia Oil & Gas, Cl A	683	17,266
Mammoth Energy Services *	169	744
Marathon Oil	2,303	63,793
Marathon Petroleum	1,429	207,877
Matador Resources	464	24,179
Murphy Oil	572	18,007
Nabors Industries *	32	2,381
NACCO Industries, Cl A	12	376
New Fortress Energy, Cl A	388	3,263
Newpark Resources *	278	1,851
NextDecade *	592	3,457
Noble PLC	526	16,821
Northern Oil & Gas	373	13,521
NOV	1,553	24,087
Occidental Petroleum	3,518	176,287
Oceaneering International *	364	8,882
Oil States International *	222	1,050

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
ONEOK	2,310	$223,793
Ovintiv	1,006	39,435
Par Pacific Holdings *	210	3,245
Patterson-UTI Energy	1,414	10,845
PBF Energy, Cl A	410	11,693
Peabody Energy	469	12,321
Permian Resources, Cl A	1,667	22,721
Phillips 66	1,697	206,729
ProFrac Holding, Cl A *	67	399
ProPetro Holding *	295	2,038
Range Resources	943	28,318
Ranger Energy Services, Cl A	59	766
REX American Resources *	56	2,505
Riley Exploration Permian	23	614
Ring Energy *	464	687
RPC	352	1,999
SandRidge Energy	134	1,486
Schlumberger	5,644	226,155
SEACOR Marine Holdings *	90	612
Select Water Solutions, Cl A	346	3,668
Sitio Royalties, Cl A	286	6,375
SM Energy	417	17,501
Solaris Energy Infrastructure, Cl A	88	1,156
Talos Energy *	537	5,488
Targa Resources	866	144,587
TechnipFMC PLC	1,721	45,933
Teekay *	215	1,800
TETRA Technologies *	430	1,441
Texas Pacific Land	91	106,106
Tidewater *	183	10,993
Transocean *	2,870	12,456
Uranium Energy *	1,467	10,885
VAALCO Energy	366	1,954
Valero Energy	1,313	170,375
Vertex Energy *	313	16
Viper Energy, Cl A	321	16,660
Vital Energy *	79	2,154
Vitesse Energy	87	2,164
W&T Offshore	361	769
Weatherford International	281	22,199
Williams	4,837	253,314
World Kinect	214	5,596
		7,803,559
FINANCIALS — 15.7%
1st Source	71	4,205
Acacia Research *	362	1,636
ACNB	30	1,260
Affiliated Managers Group	127	24,625
Affirm Holdings, Cl A *	970	42,535
Aflac	2,025	212,200
AGNC Investment ‡	2,733	25,444
Alerus Financial	65	1,315
Allstate	1,023	190,810
Ally Financial	1,195	41,885

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
AlTi Global *	125	$510
Amalgamated Financial	65	2,156
Ambac Financial Group *	163	1,844
Amerant Bancorp, Cl A	108	2,303
American Coastal Insurance *	83	1,008
American Express	2,851	769,998
American Financial Group	309	39,839
American International Group	2,615	198,426
Ameriprise Financial	397	202,589
Ameris Bancorp	258	15,993
AMERISAFE	70	3,784
Ames National	33	561
Angel Oak Mortgage REIT ‡	69	622
Annaly Capital Management ‡	1,971	37,469
Aon PLC, Cl A	779	285,792
Apollo Commercial Real Estate Finance ‡	518	4,605
Apollo Global Management	1,614	231,222
Arbor Realty Trust ‡	629	9,271
Arch Capital Group *	1,444	142,321
Ares Commercial Real Estate ‡	189	1,200
Ares Management, Cl A	646	108,321
ARMOUR Residential REIT ‡	179	3,356
Arrow Financial	60	1,712
Arthur J Gallagher	850	239,020
Artisan Partners Asset Management, Cl A	248	10,937
Associated Banc-Corp	589	13,983
Associated Capital Group	9	322
Assurant	205	39,299
Assured Guaranty	206	17,193
Atlantic Union Bankshares	336	12,701
Atlanticus Holdings *	18	669
AvidXchange Holdings *	577	4,754
Axis Capital Holdings	304	23,791
Axos Financial *	195	13,205
B. Riley Financial	60	354
Baldwin Insurance Group, Cl A *	236	10,917
Banc of California	568	8,724
BancFirst	73	7,936
Bancorp *	177	8,896
Bank First	33	3,036
Bank of America	31,178	1,303,864
Bank of Hawaii	144	10,401
Bank of Marin Bancorp	53	1,177
Bank of New York Mellon	2,982	224,724
Bank OZK	430	18,812
Bank7	14	587
BankUnited	272	9,612
Bankwell Financial Group	21	599
Banner	124	7,941
Bar Harbor Bankshares	55	1,768
BayCom	40	994
BCB Bancorp	55	668
Berkshire Hathaway, Cl B *	5,167	2,329,904
Berkshire Hills Bancorp	159	4,330

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
BGC Group, Cl A	1,397	$13,090
BlackRock Funding	582	570,959
Blackstone, Cl A	2,811	471,545
Blackstone Mortgage Trust, Cl A ‡	604	10,999
Block, Cl A *	2,133	154,259
Blue Foundry Bancorp *	77	757
Blue Owl Capital, Cl A	1,755	39,242
BOK Financial	96	10,198
Bread Financial Holdings	179	8,923
Bridgewater Bancshares *	73	1,066
Brighthouse Financial *	230	10,879
Brightsphere Investment Group	140	3,695
BrightSpire Capital, Cl A ‡	470	2,858
Brookfield Asset Management, Cl A	130	6,895
Brookline Bancorp	316	3,555
Brown & Brown	934	97,734
Burke & Herbert Financial Services	45	2,850
Business First Bancshares	87	2,279
Byline Bancorp	93	2,503
C&F Financial	12	750
Cadence Bank	722	24,136
Camden National	52	2,181
Cannae Holdings	212	4,208
Cantaloupe *	244	2,162
Capital Bancorp	33	833
Capital City Bank Group	50	1,750
Capital One Financial	1,502	244,511
Capitol Federal Financial	458	2,952
Carlyle Group	801	40,074
Carter Bankshares *	82	1,509
Cass Information Systems	45	1,861
Cathay General Bancorp	255	11,725
Cboe Global Markets	419	89,486
Central Pacific Financial	97	2,613
Charles Schwab	6,603	467,690
Chemung Financial	13	621
Chimera Investment ‡	289	4,364
ChoiceOne Financial Services	25	829
Chubb	1,607	453,881
Cincinnati Financial	612	86,188
Citigroup	7,566	485,510
Citizens, Cl A *	165	780
Citizens & Northern	54	1,022
Citizens Financial Group	1,807	76,111
Citizens Financial Services	16	933
City Holding	53	6,180
Civista Bancshares	56	1,141
Claros Mortgage Trust ‡	471	2,963
CME Group, Cl A	1,422	320,462
CNA Financial	1,068	51,168
CNB Financial	75	1,903
CNO Financial Group	403	13,863
Coastal Financial *	39	2,457
Cohen & Steers	95	9,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Coinbase Global, Cl A *	669	$119,918
Colony Bankcorp	60	913
Columbia Banking System	831	23,692
Columbia Financial *	100	1,708
Comerica	521	33,193
Commerce Bancshares	498	31,125
Community Financial System	195	11,922
Community Trust Bancorp	64	3,315
Community West Bancshares	58	1,087
ConnectOne Bancorp	132	3,200
Corebridge Financial	932	29,610
Corpay *	277	91,332
Crawford, Cl A	56	624
Credit Acceptance *	25	10,625
CrossFirst Bankshares *	162	2,543
Cullen	237	30,182
Customers Bancorp *	107	4,936
CVB Financial	485	9,424
Diamond Hill Investment Group	10	1,509
DigitalBridge Group	604	9,477
Dime Community Bancshares	135	4,059
Discover Financial Services	991	147,094
Donegal Group, Cl A	57	864
Donnelley Financial Solutions *	101	5,892
Dynex Capital ‡	212	2,589
Eagle Bancorp	107	2,804
East West Bancorp	551	53,717
Eastern Bankshares	721	11,774
eHealth *	98	493
Ellington Financial ‡	300	3,627
Employers Holdings	92	4,482
Enact Holdings	111	3,784
Encore Capital Group *	84	3,837
Enova International *	99	8,604
Enstar Group *	50	16,125
Enterprise Bancorp	35	1,124
Enterprise Financial Services	136	7,170
Equitable Holdings	1,289	58,443
Equity Bancshares, Cl A	49	2,082
Erie Indemnity, Cl A	100	44,884
Esquire Financial Holdings	25	1,664
ESSA Bancorp	31	583
Essent Group	411	24,664
Euronet Worldwide *	172	16,937
Evans Bancorp	19	757
Evercore, Cl A	142	37,512
Everest Group	132	46,940
EZCORP, Cl A *	190	2,183
F&G Annuities & Life	493	19,769
FactSet Research Systems	151	68,563
Farmers & Merchants Bancorp	47	1,274
Farmers National Banc	133	1,830
FB Financial	129	6,347
Federal Agricultural Mortgage, Cl C	34	6,231
Federated Hermes, Cl B	298	11,959

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Fidelity D&D Bancorp	17	$892
Fidelity National Financial	1,026	61,734
Fidelity National Information Services	2,286	205,123
Fifth Third Bancorp	2,703	118,067
Financial Institutions	55	1,321
First American Financial	390	25,018
First Bancorp	35	906
First Bancorp	147	6,130
First Bancshares	104	3,481
First Bank	91	1,289
First Busey	195	4,740
First Business Financial Services	29	1,241
First Citizens BancShares, Cl A	40	77,494
First Commonwealth Financial	371	6,099
First Community	27	641
First Community Bankshares	58	2,405
First Financial	42	1,804
First Financial Bancorp	344	8,800
First Financial Bankshares	544	19,660
First Foundation	190	1,279
First Hawaiian	469	11,603
First Horizon	2,177	37,727
First Internet Bancorp	29	1,014
First Interstate BancSystem, Cl A	331	10,195
First Merchants	216	8,003
First Mid Bancshares	75	2,861
First of Long Island	78	981
First Western Financial *	29	551
FirstCash Holdings	152	15,727
Fiserv *	2,322	459,524
Five Star Bancorp	49	1,474
Flushing Financial	101	1,583
Flywire *	433	7,543
FNB	1,408	20,416
Forge Global Holdings *	383	444
Franklin BSP Realty Trust ‡	300	3,903
Franklin Resources	1,118	23,221
FS Bancorp	24	1,050
Fulton Financial	589	10,667
FVCBankcorp *	55	716
GCM Grosvenor	154	1,777
Genworth Financial, Cl A *	1,583	10,669
German American Bancorp	104	4,211
Glacier Bancorp	449	23,415
Global Payments	1,013	105,058
Globe Life	362	38,227
GoHealth, Cl A *	29	329
Goldman Sachs Group	1,276	660,700
Goosehead Insurance, Cl A *	89	9,692
Granite Point Mortgage Trust ‡	183	545
Great Ajax ‡	96	300
Great Southern Bancorp	32	1,814
Green Dot, Cl A *	183	2,079
Greene County Bancorp	26	728
Greenlight Capital Re, Cl A *	96	1,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Guaranty Bancshares	30	$986
HA Sustainable Infrastructure Capital	441	15,431
Hagerty, Cl A *	278	2,994
Hamilton Lane, Cl A	143	25,689
Hancock Whitney	343	17,863
Hanmi Financial	110	2,516
Hanover Insurance Group	141	20,915
HarborOne Bancorp	146	1,733
Hartford Financial Services Group	1,177	129,988
HBT Financial	46	983
HCI Group	28	3,173
Heartland Financial USA	146	8,687
Heritage Commerce	217	2,107
Heritage Financial	127	2,920
Heritage Insurance Holdings *	99	1,025
Hilltop Holdings	168	5,146
Hingham Institution For Savings The	6	1,521
Hippo Holdings *	46	1,020
Home Bancorp	26	1,226
Home BancShares	741	20,222
HomeStreet	65	589
HomeTrust Bancshares	53	1,757
Hope Bancorp	421	5,216
Horace Mann Educators	150	5,586
Horizon Bancorp	158	2,531
Houlihan Lokey, Cl A	206	35,591
Huntington Bancshares	5,708	88,988
I3 Verticals, Cl A *	82	1,885
Independent Bank	155	9,749
Independent Bank Group	132	7,704
Independent Bank/MI	74	2,426
Interactive Brokers Group, Cl A	409	62,405
Intercontinental Exchange	2,251	350,863
International Bancshares	212	12,987
International Money Express *	112	1,970
Invesco	1,753	30,397
Invesco Mortgage Capital ‡	179	1,445
Investors Title	5	1,156
Jack Henry & Associates	289	52,578
Jackson Financial, Cl A	298	29,785
James River Group Holdings	132	821
Jefferies Financial Group	619	39,604
John Marshall Bancorp	44	939
JPMorgan Chase	11,325	2,513,244
Kearny Financial	209	1,461
Kemper	244	15,194
KeyCorp	3,692	63,687
Kingsway Financial Services *	75	671
Kinsale Capital Group	86	36,817
KKR Real Estate Finance Trust ‡	219	2,538
Ladder Capital, Cl A ‡	413	4,712
Lakeland Financial	93	6,052
Lazard, Cl A	320	16,957
LCNB	45	706

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Lemonade *	185	$4,397
LendingClub *	388	5,502
LendingTree *	41	2,338
Lincoln National	673	23,387
Live Oak Bancshares	124	4,924
Loews	733	57,878
LPL Financial Holdings	294	82,961
M&T Bank	660	128,489
MainStreet Bancshares	25	432
Markel Group *	51	78,643
MarketAxess Holdings	147	42,545
Marqeta, Cl A *	1,426	8,071
Marsh & McLennan	1,952	426,004
Mastercard, Cl A	3,286	1,641,653
MBIA	163	642
Mercantile Bank	58	2,486
Merchants Bancorp	62	2,290
Mercury General	98	6,628
MetLife	2,417	189,541
Metrocity Bankshares	66	1,952
Metropolitan Bank Holding *	35	1,872
MFA Financial ‡	373	4,584
MGIC Investment	1,058	26,492
Mid Penn Bancorp	53	1,674
Middlefield Banc	27	762
Midland States Bancorp	75	1,861
MidWestOne Financial Group	53	1,534
Moelis, Cl A	263	17,463
Moneylion *	17	730
Moody's	723	328,271
Morgan Stanley	4,952	575,670
Morningstar	107	35,101
Mr Cooper Group *	249	22,049
MSCI, Cl A	304	173,645
MVB Financial	44	836
Nasdaq	1,524	112,654
National Bank Holdings, Cl A	137	6,160
National Bankshares	21	600
Navient	396	5,635
NBT Bancorp	170	7,562
NCR Atleos *	260	6,807
Nelnet, Cl A	62	6,987
NerdWallet, Cl A *	139	2,042
New York Community Bancorp	915	9,260
New York Mortgage Trust ‡	345	1,991
NewtekOne	85	1,112
Nexpoint Real Estate Finance ‡	62	938
NI Holdings *	23	361
Nicolet Bankshares	48	4,881
NMI Holdings, Cl A *	293	11,333
Northeast Bank	29	2,577
Northeast Community Bancorp	45	1,168
Northern Trust	794	79,813
Northfield Bancorp	144	1,695
Northrim BanCorp	20	1,305
Northwest Bancshares	446	5,927

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Norwood Financial	27	$792
Oak Valley Bancorp	25	675
OceanFirst Financial	210	3,822
Old National Bancorp	1,241	23,902
Old Republic International	1,023	35,733
Old Second Bancorp	157	2,578
OneMain Holdings, Cl A	470	23,345
Onity Group *	22	654
Open Lending, Cl A *	359	2,010
Oppenheimer Holdings, Cl A	22	1,241
Orange County Bancorp	17	900
Orchid Island Capital, Cl A ‡	194	1,469
Origin Bancorp	104	3,265
Orrstown Financial Services	66	2,471
Oscar Health, Cl A *	531	8,921
P10, Cl A	167	1,845
Pacific Premier Bancorp	346	8,826
Palomar Holdings *	88	7,900
Park National	58	10,021
Parke Bancorp	38	803
Paymentus Holdings, Cl A *	58	1,427
Payoneer Global *	1,036	8,930
PayPal Holdings *	4,140	328,302
Paysafe *	115	2,443
Paysign *	120	433
PCB Bancorp	41	770
Peapack-Gladstone Financial	56	1,800
Penns Woods Bancorp	26	702
PennyMac Financial Services	185	18,441
PennyMac Mortgage Investment Trust ‡	316	4,260
Peoples Bancorp	123	3,786
Peoples Financial Services	22	1,027
Perella Weinberg Partners, Cl A	144	2,913
Pinnacle Financial Partners	299	31,530
Pioneer Bancorp *	43	482
Piper Sandler	68	19,288
PJT Partners	81	11,256
Plumas Bancorp	19	789
PNC Financial Services Group	1,575	296,525
Ponce Financial Group *	69	776
PRA Group *	139	2,802
Preferred Bank	55	4,640
Premier Financial	129	3,181
Primerica	138	38,200
Primis Financial	77	865
Princeton Bancorp	17	597
Principal Financial Group	929	76,550
ProAssurance *	186	2,770
PROG Holdings	157	6,856
Progressive	2,309	560,694
Prosperity Bancshares	355	25,986
Provident Bancorp *	57	591
Provident Financial Services	444	8,294
Prudential Financial	1,424	174,412
QCR Holdings	60	4,746

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Radian Group	581	$20,283
Raymond James Financial	749	111,017
RBB Bancorp	54	1,199
Ready Capital ‡	630	4,315
Red River Bancshares	16	836
Redwood Trust ‡	483	3,536
Regional Management	30	862
Regions Financial	3,570	85,216
Reinsurance Group of America, Cl A	260	54,881
Remitly Global *	604	10,860
Renasant	201	6,856
Repay Holdings, Cl A *	298	2,371
Republic Bancorp, Cl A	32	2,160
Rithm Capital ‡	1,912	20,248
RLI	160	24,955
Robinhood Markets, Cl A *	1,730	40,638
Rocket, Cl A *	448	7,213
Root, Cl A *	24	1,641
Ryan Specialty Holdings, Cl A	386	25,426
S&P Global	1,270	610,057
S&T Bancorp	140	5,317
Safety Insurance Group	53	4,148
Sandy Spring Bancorp	160	5,382
Seacoast Banking Corp of Florida	308	8,224
Security National Financial, Cl A *	51	493
SEI Investments	429	32,072
Selective Insurance Group	238	21,615
Selectquote *	494	988
ServisFirst Bancshares	198	16,462
Shift4 Payments, Cl A *	219	19,806
Shore Bancshares	111	1,614
Sierra Bancorp	48	1,363
Silvercrest Asset Management Group, Cl A	35	610
Simmons First National, Cl A	455	10,556
Skyward Specialty Insurance Group *	101	4,465
SLM	1,264	27,846
SmartFinancial	52	1,724
SoFi Technologies *	3,872	43,250
South Plains Financial	44	1,483
Southern First Bancshares *	28	1,070
Southern Missouri Bancorp	35	2,075
Southern States Bancshares	27	840
Southside Bancshares	106	3,434
SouthState	299	29,161
Starwood Property Trust ‡	1,172	23,135
State Street	1,194	110,803
Stellar Bancorp	180	4,900
StepStone Group, Cl A	205	12,327
Sterling Bancorp *	66	308
Stewart Information Services	100	6,880
Stifel Financial	393	40,723
Stock Yards Bancorp	99	6,384

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
StoneX Group *	100	$9,004
SWK Holdings *	45	738
Synchrony Financial	1,604	88,445
Synovus Financial	578	28,825
T Rowe Price Group	868	95,358
Texas Capital Bancshares *	169	13,005
TFS Financial	192	2,467
Third Coast Bancshares *	43	1,401
Timberland Bancorp	27	780
Tiptree	79	1,612
Toast, Cl A *	1,437	43,153
Tompkins Financial	48	3,098
Towne Bank	250	8,130
TPG, Cl A	317	21,455
TPG RE Finance Trust ‡	261	2,299
Tradeweb Markets, Cl A	456	57,912
Travelers	905	222,576
TriCo Bancshares	114	4,871
Triumph Financial *	82	7,246
Truist Financial	5,282	227,390
Trupanion *	114	6,245
TrustCo Bank NY	68	2,243
Trustmark	208	7,222
Two Harbors Investment ‡	379	4,358
UMB Financial	181	19,861
United Bankshares	524	19,744
United Community Banks	452	12,864
United Fire Group	78	1,532
Unity Bancorp	27	1,044
Universal Insurance Holdings	96	1,914
Univest Financial	107	2,978
Unum Group	752	48,263
Upstart Holdings *	271	13,192
US Bancorp	6,174	298,266
USCB Financial Holdings	38	552
UWM Holdings	316	2,035
Valley National Bancorp	1,638	15,512
Velocity Financial *	71	1,364
Veritex Holdings	195	5,265
Victory Capital Holdings, Cl A	163	9,769
Virginia National Bankshares	17	674
Virtu Financial, Cl A	312	9,660
Virtus Investment Partners	25	5,409
Visa, Cl A	6,263	1,815,331
Voya Financial	399	32,040
WaFd	297	10,092
Walker & Dunlop	127	13,890
Washington Trust Bancorp	62	2,116
Waterstone Financial	61	899
Webster Financial	675	34,965
Wells Fargo	13,975	907,257
WesBanco	212	6,667
West Bancorporation	54	1,165
Westamerica Bancorporation	94	4,843
Western Alliance Bancorp	428	35,614
Western Union	1,355	14,580

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
WEX *	165	$28,479
Willis Towers Watson PLC	405	122,387
Wintrust Financial	256	29,668
WisdomTree	435	4,502
World Acceptance *	19	2,168
WR Berkley	1,192	68,147
WSFS Financial	220	10,817
Zions Bancorp	579	30,143
		29,480,619
HEALTH CARE — 3.0%
2seventy bio *	168	729
Absci *	321	1,233
ACADIA Pharmaceuticals *	604	8,812
Accuray *	395	683
Acumen Pharmaceuticals *	161	464
AdaptHealth, Cl A *	260	2,675
Adaptive Biotechnologies *	512	2,478
Adicet Bio *	247	316
ADMA Biologics *	824	13,439
Adverum Biotechnologies *	55	401
Aerovate Therapeutics *	64	157
Agenus *	74	311
Agios Pharmaceuticals *	209	9,286
Akebia Therapeutics *	685	1,137
Akero Therapeutics *	213	6,567
Aldeyra Therapeutics *	209	1,099
Alector *	266	1,309
Align Technology *	278	56,998
Alkermes PLC *	662	17,013
Allakos *	293	366
Allogene Therapeutics *	387	989
Alnylam Pharmaceuticals *	499	133,028
Alphatec Holdings *	351	2,755
ALX Oncology Holdings *	101	144
American Well, Cl A *	41	376
Amicus Therapeutics *	1,059	12,094
Anavex Life Sciences *	138	914
AngioDynamics *	143	957
Anika Therapeutics *	52	890
Annexon *	317	2,320
Apellis Pharmaceuticals *	394	10,740
Apogee Therapeutics *	131	6,817
Applied Therapeutics *	330	2,917
Arcus Biosciences *	175	2,678
Arcutis Biotherapeutics *	360	2,992
Arrowhead Pharmaceuticals *	435	8,365
ARS Pharmaceuticals *	156	2,296
Artivion *	145	3,818
Astria Therapeutics *	165	1,845
Atara Biotherapeutics *	16	143
Atossa Therapeutics *	463	639
AtriCure *	184	6,105
Avanos Medical *	167	3,120
Avidity Biosciences *	261	11,030
Avita Medical *	91	919

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Axonics *	200	$14,060
Azenta *	202	8,300
BioCryst Pharmaceuticals *	731	5,855
BioLife Solutions *	160	3,744
BioMarin Pharmaceutical *	739	48,693
Biomea Fusion *	102	956
Blueprint Medicines *	237	20,740
Boston Scientific *	5,817	488,744
Butterfly Network *	455	810
Cardiff Oncology *	152	474
Cardinal Health	963	104,505
CareDx *	182	4,028
Catalyst Pharmaceuticals *	367	8,001
Celcuity *	78	1,209
Cencora, Cl A	688	156,919
Certara *	403	4,111
Cerus *	636	999
ChromaDex *	165	576
Cogent Biosciences *	357	4,102
Coherus Biosciences *	396	295
CONMED	113	7,711
Crinetics Pharmaceuticals *	287	16,061
CryoPort *	177	1,179
Cullinan Therapeutics *	97	1,508
CVRx *	34	446
Cytokinetics *	397	20,247
CytomX Therapeutics *	245	244
Day One Biopharmaceuticals *	221	3,253
Definitive Healthcare, Cl A *	180	747
Denali Therapeutics *	425	11,033
DENTSPLY SIRONA	820	18,999
Design Therapeutics *	122	639
Dexcom *	1,510	106,425
Doximity, Cl A *	469	19,576
Dyne Therapeutics *	189	5,455
Edwards Lifesciences *	2,352	157,608
Embecta	204	2,872
Entrada Therapeutics *	66	1,131
Envista Holdings *	657	13,777
Erasca *	332	860
Evolent Health, Cl A *	405	9,457
Exact Sciences *	716	49,354
Exelixis *	1,139	37,815
Fate Therapeutics *	378	896
Foghorn Therapeutics *	69	526
Fortrea Holdings *	330	5,551
Glaukos *	195	25,789
Globus Medical, Cl A *	445	32,725
GoodRx Holdings, Cl A *	285	1,744
Gossamer Bio *	706	620
Haemonetics *	200	14,232
Halozyme Therapeutics *	500	25,285
Harvard Bioscience *	149	350
Health Catalyst *	206	1,601
HealthStream	88	2,573
Henry Schein *	503	35,326

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Heron Therapeutics *	528	$919
HilleVax *	60	109
Hologic *	918	74,239
Humacyte *	327	1,651
ICU Medical *	81	13,829
Ideaya Biosciences *	244	6,869
IDEXX Laboratories *	327	133,063
IGM Biosciences *	77	1,320
Immunic *	314	380
Immunovant *	229	6,701
Inari Medical *	184	8,906
Inogen *	84	733
Inozyme Pharma *	152	652
Insmed *	565	38,013
Inspire Medical Systems *	117	22,820
Insulet *	276	63,902
Integer Holdings *	131	16,277
Integra LifeSciences Holdings *	244	4,577
Intuitive Surgical *	1,398	704,368
Invivyd *	223	199
IQVIA Holdings *	715	147,161
iRadimed	29	1,429
iRhythm Technologies *	117	8,475
iTeos Therapeutics *	106	896
Janux Therapeutics *	127	6,857
KalVista Pharmaceuticals *	111	1,140
Kiniksa Pharmaceuticals International, Cl A *	141	3,185
Kodiak Sciences *	180	684
KORU Medical Systems *	158	461
Krystal Biotech *	93	16,045
Kura Oncology *	235	3,929
Kymera Therapeutics *	200	9,234
Lantheus Holdings *	266	29,217
Larimar Therapeutics *	139	1,143
LeMaitre Vascular	74	6,541
LENZ Therapeutics	66	1,779
Lexicon Pharmaceuticals *	886	1,728
Lifecore Biomedical *	111	630
LivaNova PLC *	245	12,647
Lyell Immunopharma *	428	411
Madrigal Pharmaceuticals *	67	17,376
MannKind *	949	6,709
Masimo *	194	27,938
McKesson	521	260,807
Medpace Holdings *	101	31,736
Medtronic PLC	5,280	471,240
Merit Medical Systems *	225	22,198
Mesa Laboratories	19	2,167
Mettler-Toledo International *	84	108,507
Mineralys Therapeutics *	86	1,151
Mirati Therapeutics *	201	—
Mirum Pharmaceuticals *	135	5,192
Monte Rosa Therapeutics *	115	977
Multiplan *	25	224
Myriad Genetics *	318	6,983

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Nautilus Biotechnology, Cl A *	211	$549
Neogen *	862	12,309
Neurocrine Biosciences *	384	46,184
Neurogene *	43	1,892
Neuronetics *	99	102
NeuroPace *	48	310
Nevro *	128	705
Nkarta *	133	410
Nurix Therapeutics *	200	4,916
Nuvalent, Cl A *	120	10,619
Olema Pharmaceuticals *	180	2,075
Omnicell *	166	8,074
OptimizeRx *	59	308
OraSure Technologies *	255	1,037
Organogenesis Holdings, Cl A *	286	792
ORIC Pharmaceuticals *	148	1,388
Orthofix Medical *	133	2,153
OrthoPediatrics *	60	1,592
Outlook Therapeutics *	59	340
Outset Medical *	174	99
Owens & Minor *	256	3,254
Paragon 28 *	135	715
Patterson	294	6,177
PDL BioPharma *,(A)	64	—
PDS Biotechnology *	128	408
Penumbra *	147	33,644
PepGen *	100	662
Phreesia *	193	3,530
Prelude Therapeutics *	125	150
Prime Medicine *	174	675
PROCEPT BioRobotics *	175	15,750
Protagonist Therapeutics *	202	9,260
PTC Therapeutics *	275	10,978
Pulmonx *	103	644
Pulse Biosciences *	60	1,046
Puma Biotechnology *	128	365
Pyxis Oncology *	171	609
Quanterix *	128	1,692
Quantum-Si *	364	255
QuidelOrtho *	88	3,348
RAPT Therapeutics *	113	240
Recursion Pharmaceuticals, Cl A *	538	3,400
Renovaro *	377	201
Replimune Group, Cl Rights *	165	1,940
ResMed	580	140,633
Rigel Pharmaceuticals *	63	859
RxSight *	115	5,826
Sanara Medtech *	13	429
Schrodinger *	249	4,381
Scilex Holding Co - Restricted *	122	—
Seer, Cl A *	171	325
Semler Scientific *	20	588
Senseonics Holdings *	1,732	586
Sera Prognostics, Cl A *	66	508
Seres Therapeutics *	446	366
SI-BONE *	137	1,891

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Sight Sciences *	99	$495
Simulations Plus	60	1,633
Sotera Health *	467	7,318
SpringWorks Therapeutics *	226	6,809
Spyre Therapeutics *	125	4,066
STAAR Surgical *	179	5,189
Stereotaxis *	257	504
STERIS PLC	391	86,743
Stryker	1,416	504,492
Summit Therapeutics *	307	5,707
Surmodics *	50	1,876
Sutro Biopharma *	273	887
Syndax Pharmaceuticals *	298	5,620
Syros Pharmaceuticals *	68	171
Tactile Systems Technology *	86	1,248
Tandem Diabetes Care *	237	7,435
Tango Therapeutics *	203	1,103
Tela Bio *	60	169
Teladoc Health *	615	5,535
Teleflex	187	37,598
TG Therapeutics *	512	12,831
Tourmaline Bio *	57	1,455
TransMedics Group *	124	10,164
Travere Therapeutics *	274	4,795
Treace Medical Concepts *	167	778
TruBridge *	51	654
Twist Bioscience *	204	8,233
Tyra Biosciences *	107	1,785
UFP Technologies *	27	7,209
United Therapeutics *	172	64,323
Vanda Pharmaceuticals *	202	939
Varex Imaging *	148	1,943
Vaxcyte *	412	43,816
Veeva Systems, Cl A *	584	121,957
Vera Therapeutics, Cl A *	146	5,895
Veracyte *	274	9,245
Verastem *	76	286
Verve Therapeutics *	200	1,146
Viking Therapeutics *	400	29,016
Viridian Therapeutics *	206	4,443
Vor BioPharma *	225	189
West Pharmaceutical Services	289	88,992
X4 Pharmaceuticals *	442	221
XOMA Royalty *	43	1,299
Y-mAbs Therapeutics *	122	1,770
Zimmer Biomet Holdings	814	87,033
Zimvie *	97	1,335
Zymeworks *	240	3,288
Zynex *	64	552
		5,722,803
INDUSTRIALS — 9.2%
374Water *	232	362
3D Systems *	476	1,428
3M	2,191	281,478
AAON	271	30,896

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
AAR *	124	$7,279
ABM Industries	248	13,159
ACCO Brands	333	1,632
Acuity Brands	122	36,684
ACV Auctions, Cl A *	525	9,077
Advanced Drainage Systems	276	41,367
AECOM	537	57,352
AeroVironment *	111	23,861
AerSale *	106	559
AGCO	246	24,561
Air Lease, Cl A	412	18,272
Air Transport Services Group *	188	3,241
Alamo Group	43	7,290
Alaska Air Group *	497	23,811
Albany International, Cl A	114	7,743
Alight, Cl A *	1,622	11,240
Allegiant Travel, Cl A	56	3,641
Allegion PLC	346	48,312
Allient	52	899
Allison Transmission Holdings	343	36,653
Alta Equipment Group	84	546
Ameresco, Cl A *	118	3,631
American Airlines Group *	2,552	34,197
American Superconductor *	131	3,212
American Woodmark *	58	5,261
AMETEK	917	168,123
AO Smith	475	35,672
API Group *	865	29,531
Apogee Enterprises	80	5,987
Applied Industrial Technologies	151	34,970
ArcBest	85	8,855
Archer Aviation, Cl A *	749	2,359
Arcosa	190	17,792
Argan	46	6,074
Aris Water Solutions, Cl A	94	1,551
Armstrong World Industries	172	24,003
Array Technologies *	549	3,585
Astec Industries	83	2,638
Astronics *	104	1,809
Asure Software *	85	843
Atkore	145	12,435
Atmus Filtration Technologies	307	11,955
Automatic Data Processing	1,622	469,147
Avis Budget Group	125	10,375
Axon Enterprise *	284	120,274
AZEK, Cl A *	567	24,948
AZZ	90	6,856
Babcock & Wilcox Enterprises *	312	718
Barnes Group	176	8,230
Barrett Business Services	92	3,329
Beacon Roofing Supply *	251	23,110
BlackSky Technology, Cl A *	44	278
Blade Air Mobility *	161	579
Blink Charging *	344	681
Bloom Energy, Cl A *	734	7,046
Blue Bird *	115	4,843

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
BlueLinx Holdings *	31	$3,393
Boise Cascade	157	20,886
Booz Allen Hamilton Holding, Cl A	507	92,102
Bowman Consulting Group, Cl A *	47	954
Brady, Cl A	163	11,596
BrightView Holdings *	151	2,473
Brink's	173	17,783
Broadridge Financial Solutions	466	98,261
Builders FirstSource *	473	81,072
Byrna Technologies *	64	922
CACI International, Cl A *	87	48,073
Cadre Holdings	92	3,199
Carlisle	189	79,801
Carrier Global	3,344	243,176
Casella Waste Systems, Cl A *	223	21,827
Caterpillar	1,979	744,500
CBIZ *	189	13,028
CECO Environmental *	109	2,594
CH Robinson Worldwide	412	42,452
ChargePoint Holdings *	1,367	1,640
Chart Industries *	167	20,160
Cintas	1,376	283,195
Clean Harbors *	202	46,715
CNH Industrial	3,213	36,082
Columbus McKinnon	104	3,308
Comfort Systems USA	140	54,746
Commercial Vehicle Group *	109	317
Concentrix	175	7,439
Concrete Pumping Holdings *	144	799
Conduent *	787	2,833
Construction Partners, Cl A *	157	12,361
Copart *	3,483	179,270
Core & Main, Cl A *	765	33,874
CoreCivic *	406	5,607
Covenant Logistics Group, Cl A	28	1,417
CRA International	25	4,553
CSG Systems International	105	4,894
CSW Industrials	61	21,539
CSX	7,753	260,811
Cummins	554	182,255
Curtiss-Wright	153	52,779
Custom Truck One Source *	203	830
Dayforce *	594	42,144
Deere	1,024	414,403
Delta Air Lines	2,554	146,140
Deluxe	160	3,001
Desktop Metal, Cl A *	76	373
Distribution Solutions Group *	34	1,309
DNOW *	385	4,555
Donaldson	476	34,824
Douglas Dynamics	83	1,880
Dover	545	103,185
Driven Brands Holdings *	214	3,178
Ducommun *	46	2,704
Dun & Bradstreet Holdings	1,154	13,721

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
DXP Enterprises *	49	$2,405
Dycom Industries *	112	19,525
Eaton PLC	1,586	525,886
EMCOR Group	184	82,077
Emerson Electric	2,262	244,907
Energy Recovery *	204	3,643
Energy Vault Holdings *	292	546
Enerpac Tool Group, Cl A	197	8,692
EnerSys	158	15,304
Ennis	91	1,853
Enovix *	424	3,818
Enpro	80	11,649
Enviri *	289	2,214
Eos Energy Enterprises *	662	2,059
Equifax	491	130,125
Esab	225	27,684
ESCO Technologies	94	11,801
Eve Holding *	100	308
EVI Industries	19	378
ExlService Holdings *	630	26,252
Expeditors International of Washington	569	67,711
Exponent	199	18,782
Fastenal	2,270	177,469
Federal Signal	237	19,332
FedEx	894	244,822
First Advantage *	186	3,370
FiscalNote Holdings *	371	338
Flowserve	517	27,215
Fluence Energy, Cl A *	262	5,698
Fluor *	666	34,818
Forrester Research *	44	645
Fortive	1,388	99,145
Fortune Brands Innovations	499	41,582
Forward Air	86	3,038
Franklin Covey *	42	1,672
Franklin Electric	156	14,931
Freyr Battery *	451	437
Frontier Group Holdings *	152	924
FTAI Aviation	394	52,969
FTAI Infrastructure	370	2,986
FTI Consulting *	139	27,116
FuelCell Energy *	1,626	559
Gates Industrial PLC *	725	14,029
GATX	140	19,286
Genco Shipping & Trading	139	2,188
Gencor Industries *	37	737
Generac Holdings *	235	38,904
GEO Group *	445	6,755
Gibraltar Industries *	112	7,559
Global Industrial	29	769
GMS *	145	13,034
Gorman-Rupp	76	2,808
Graco	661	53,838
GrafTech International *	714	1,214
Granite Construction	161	13,532

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Great Lakes Dredge & Dock *	238	$2,720
Greenbrier	110	6,520
Griffon	167	10,501
GXO Logistics *	465	27,812
H&E Equipment Services	120	6,270
Hayward Holdings *	786	12,780
Healthcare Services Group *	270	2,962
Heartland Express	169	1,826
HEICO	168	41,152
Heidrick & Struggles International	72	2,812
Helios Technologies	121	5,582
Herc Holdings	110	23,005
Hertz Global Holdings *	1,060	2,947
Hexcel	328	19,250
Hillenbrand	257	7,080
Hillman Solutions *	712	7,547
HNI	171	8,427
Honeywell International	2,582	531,066
Howmet Aerospace	1,585	158,056
Hub Group, Cl A	225	9,763
Hubbell, Cl B	212	90,530
Hudson Technologies *	147	1,127
Huron Consulting Group *	66	7,638
Hyliion Holdings *	456	1,090
Hyster-Yale	33	2,094
Hyzon Motors *	9	16
IBEX Holdings *	37	665
ICF International	68	11,464
IDEX	300	64,392
IES Holdings *	75	16,400
Illinois Tool Works	1,182	308,656
Ingersoll Rand	1,599	153,504
Innodata *	99	1,991
Insperity	140	11,028
Insteel Industries	68	1,834
Interface, Cl A	208	3,634
ITT	334	46,800
Janus International Group *	504	3,709
JB Hunt Transport Services	329	59,424
JELD-WEN Holding *	307	4,347
JetBlue Airways *	1,243	7,085
Joby Aviation *	1,370	6,576
John Bean Technologies	116	12,925
Johnson Controls International PLC	2,684	202,776
Kadant	47	15,654
Karat Packaging	25	667
KBR	530	35,515
Kelly Services, Cl A	113	2,259
Kennametal	280	7,090
Kforce	68	3,930
Kirby *	230	26,395
Knight-Swift Transportation Holdings, Cl A	621	32,342
Korn Ferry	204	14,413

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Landstar System	141	$24,784
LanzaTech Global *	583	985
Legalzoom.com *	453	3,253
Lennox International	127	76,526
Leonardo DRS *	263	7,908
Limbach Holdings *	34	2,583
Lincoln Electric Holdings	221	42,556
Lindsay	40	4,788
Liquidity Services *	83	1,791
LSI Industries	95	1,554
Luxfer Holdings PLC	98	1,407
Lyft, Cl A *	1,344	17,432
Manitowoc *	126	1,177
ManpowerGroup	189	11,879
Marten Transport	212	3,282
Masco	871	69,602
MasTec *	246	30,231
Masterbrand *	464	8,333
Matrix Service *	96	1,078
Matson	133	20,600
Matthews International, Cl A	109	2,539
Maximus	240	20,746
Mayville Engineering *	50	1,023
McGrath RentCorp	89	10,119
Mercury Systems *	212	6,858
Middleby *	211	27,367
Miller Industries	41	2,691
MillerKnoll	262	5,858
Mistras Group *	73	617
Montrose Environmental Group *	105	2,769
Moog, Cl A	112	21,123
MRC Global *	305	3,739
MSA Safety	146	24,229
MSC Industrial Direct, Cl A	175	13,837
Mueller Industries	436	35,739
Mueller Water Products, Cl A	567	12,242
MYR Group *	60	7,860
Net Power *	73	658
NEXTracker, Cl A *	507	20,189
Nikola *	149	586
NN *	164	517
Nordson	204	50,570
Norfolk Southern	896	224,385
Northwest Pipe *	36	1,616
NuScale Power *	207	3,962
NV5 Global *	204	4,661
nVent Electric PLC	638	47,576
Old Dominion Freight Line	746	150,185
Omega Flex	12	613
OPENLANE *	413	6,525
Oshkosh	258	26,378
Otis Worldwide	1,609	158,004
Owens Corning	343	60,639
PACCAR	2,031	211,793
PAM Transportation Services *	21	325
Pangaea Logistics Solutions	109	700

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Park Aerospace	70	$947
Parker-Hannifin	507	321,473
Park-Ohio Holdings	32	911
Parsons *	416	44,995
Paychex	1,274	177,506
Paycom Software	218	45,569
Paycor HCM *	297	4,482
Paylocity Holding *	181	33,407
Pentair PLC	654	64,824
Pitney Bowes	547	3,944
Planet Labs PBC *	717	1,585
Plug Power *	2,268	4,445
Powell Industries	34	8,669
Preformed Line Products	9	1,107
Primoris Services	195	12,211
Proto Labs *	93	2,548
Quad	110	698
Quanex Building Products	121	3,516
Quanta Services	572	172,532
Radiant Logistics *	132	878
RBC Bearings *	114	31,960
Regal Rexnord	262	43,633
Republic Services, Cl A	813	160,974
Resideo Technologies *	525	10,327
Resources Connection	117	942
REV Group	174	4,611
Robert Half	406	27,653
Rocket Lab USA *	1,044	11,171
Rockwell Automation	455	121,353
Rollins	1,151	54,258
Rush Enterprises, Cl A	225	12,730
RXO *	440	12,404
Ryder System	171	25,014
Saia *	106	51,793
Schneider National, Cl B	212	5,995
Science Applications International	203	29,291
Sensata Technologies Holding PLC	593	20,364
SES AI *	608	288
Shoals Technologies Group, Cl A *	607	3,284
Shyft Group	116	1,499
Simpson Manufacturing	168	30,205
SiteOne Landscape Supply *	176	24,594
SkyWest *	151	14,375
Snap-on	205	67,677
Southwest Airlines	2,354	71,985
Spire Global *	66	653
Spirit AeroSystems Holdings, Cl A *	450	14,566
Spirit Airlines	394	946
SPX Technologies *	176	25,254
SS&C Technologies Holdings	852	59,580
Standex International	43	7,907
Stanley Black & Decker	595	55,299
Steelcase, Cl A	313	3,765

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Stem *	523	$197
Stericycle *	366	22,498
Sterling Check *	301	5,036
Sterling Infrastructure *	118	18,225
Sun Country Airlines Holdings *	154	2,164
SunPower, Cl A *	187	—
Sunrun *	809	11,690
Symbotic, Cl A *	113	3,140
TaskUS, Cl A *	64	809
Tennant	69	6,042
Terex	259	13,393
Tetra Tech	1,050	51,324
Thermon Group Holdings *	122	3,198
Timken	250	20,750
Titan International *	195	1,256
Titan Machinery *	75	1,029
Toro	413	33,238
TPI Composites *	167	569
Trane Technologies PLC	898	332,404
Transcat *	32	3,058
TransDigm Group	215	279,994
TransUnion	768	77,798
Trex *	428	30,324
TriNet Group	196	16,638
Trinity Industries	298	10,215
Triumph Group *	279	3,861
TrueBlue *	110	824
TTEC Holdings	69	359
Tutor Perini *	156	4,044
Uber Technologies *	7,988	575,535
UFP Industries	238	29,117
U-Haul Holding, Cl B	397	27,099
UniFirst	53	9,530
Union Pacific	2,414	560,217
United Airlines Holdings *	1,293	101,190
United Parcel Service, Cl B	2,881	386,227
United Rentals	265	215,392
Universal Logistics Holdings	25	1,051
Upwork *	439	5,953
Valmont Industries	75	23,376
Veralto	939	95,956
Verisk Analytics, Cl A	564	154,942
Verra Mobility, Cl A *	644	16,725
Vertiv Holdings, Cl A	1,445	157,924
Vestis	483	6,530
Viad *	75	2,808
Vicor *	84	3,840
Virgin Galactic Holdings *	67	440
VSE	50	5,131
Wabash National	157	2,738
Waste Management	1,588	342,770
Watsco	133	62,910
Watts Water Technologies, Cl A	108	20,584
Werner Enterprises	224	8,263
WESCO International	173	33,211

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Westinghouse Air Brake Technologies	695	$130,646
Wheels Up Experience *	1,293	2,638
Willdan Group *	47	2,224
Willis Lease Finance	8	1,451
WillScot Holdings, Cl A *	733	24,292
Woodward	225	36,920
WW Grainger	177	196,334
XPO *	453	59,130
Xylem	956	116,422
Zurn Elkay Water Solutions	567	20,469
		17,298,205
INFORMATION TECHNOLOGY — 33.9%
8x8 *	446	995
908 Devices *	88	276
A10 Networks	254	3,721
Accenture PLC, Cl A	2,492	859,291
ACI Worldwide *	417	20,516
ACM Research, Cl A *	173	3,252
Adeia	391	4,860
Adobe *	1,760	841,421
ADTRAN Holdings *	273	1,658
Advanced Energy Industries	147	15,954
Advanced Micro Devices *	6,383	919,534
Aehr Test Systems *	99	1,394
Aeva Technologies *	121	445
Agilysys *	96	9,604
Akamai Technologies *	592	59,839
Alarm.com Holdings *	175	9,333
Alkami Technology *	189	6,919
Allegro MicroSystems *	289	6,023
Alpha & Omega Semiconductor *	84	2,775
Altair Engineering, Cl A *	221	22,982
Ambarella *	142	7,979
Amdocs	463	40,626
American Software, Cl A	114	1,203
Amkor Technology	460	11,707
Amphenol, Cl A	4,759	318,948
Amplitude, Cl A *	247	2,221
Analog Devices	1,967	438,857
ANSYS *	356	114,066
Appfolio, Cl A *	79	16,422
Appian, Cl A *	152	5,434
Apple	61,068	13,795,872
Applied Digital *	317	2,143
Applied Materials	3,280	595,582
AppLovin, Cl A *	645	109,257
Arista Networks *	1,016	392,623
Arlo Technologies *	338	3,434
Arrow Electronics *	213	25,277
Arteris *	83	565
Asana, Cl A *	298	3,558
ASGN *	178	16,394
Aspen Technology *	108	25,351
Atlassian, Cl A *	612	115,386

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Atomera *	96	$399
Aurora Innovation, Cl A *	2,683	13,938
Autodesk *	846	240,095
AvePoint *	422	5,123
Aviat Networks *	45	920
Avnet	356	19,299
Axcelis Technologies *	137	11,687
Badger Meter	116	23,206
Bel Fuse, Cl B	38	2,866
Belden	159	18,105
Benchmark Electronics	122	5,283
Bentley Systems, Cl B	493	23,792
BigBear.ai Holdings *	37	59
BigCommerce Holdings *	242	1,268
BILL Holdings *	397	23,169
Bit Digital *	437	1,665
Blackbaud *	169	12,761
BlackLine *	187	10,354
Blend Labs, Cl A *	589	2,138
Box, Cl A *	550	17,468
Braze, Cl A *	223	7,016
Broadcom	18,539	3,147,366
C3.ai, Cl A *	383	9,433
Cadence Design Systems *	1,077	297,381
Calix *	215	7,607
CCC Intelligent Solutions Holdings *	1,060	11,035
CDW	531	99,950
Cerence *	133	405
CEVA *	84	1,960
Ciena *	567	36,010
Cipher Mining *	639	3,150
Cirrus Logic *	213	23,392
Cisco Systems	16,041	878,566
Cleanspark *	827	8,774
Clear Secure, Cl A	332	12,211
Clearfield *	46	1,653
Clearwater Analytics Holdings, Cl A *	378	9,870
Climb Global Solutions	15	1,536
Cloudflare, Cl A *	1,157	101,480
Cognex	675	27,155
Cognizant Technology Solutions, Cl A	1,881	140,304
Coherent *	585	54,077
Cohu *	170	4,236
CommScope Holding *	751	5,054
CommVault Systems *	170	26,552
CompoSecure, Cl A	58	876
Confluent, Cl A *	833	21,800
Consensus Cloud Solutions *	65	1,442
Core Scientific *	582	7,735
CoreCard *	23	345
Corsair Gaming *	160	1,026
Couchbase *	131	2,105
Crane NXT	179	9,714

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Crowdstrike Holdings, Cl A *	887	$263,324
CS Disco *	88	517
CTS	111	5,493
Daily Journal *	5	2,425
Daktronics *	140	1,824
Datadog, Cl A *	1,096	137,482
Dell Technologies, Cl C	1,031	127,463
Diebold Nixdorf *	136	6,294
Digi International *	131	3,795
Digimarc *	52	1,611
Digital Turbine *	329	1,053
DigitalOcean Holdings *	191	7,560
Diodes *	171	10,000
DocuSign, Cl A *	805	55,851
Dolby Laboratories, Cl A	232	16,913
Domo, Cl B *	117	930
DoubleVerify Holdings *	512	8,730
Dropbox, Cl A *	1,004	25,953
DXC Technology *	719	14,279
Dynatrace *	1,092	58,750
E2open Parent Holdings *	895	2,622
Eastman Kodak *	230	1,086
Elastic *	332	26,636
Enfusion, Cl A *	172	1,533
Enphase Energy *	518	43,015
Entegris	600	62,826
Envestnet *	215	13,498
EPAM Systems *	222	41,880
ePlus *	98	8,717
EverCommerce *	68	715
Evolv Technologies Holdings *	387	832
Extreme Networks *	463	6,913
F5 *	232	54,260
Fabrinet *	143	34,459
Fair Isaac *	95	189,345
FARO Technologies *	67	1,175
Fastly, Cl A *	653	4,721
First Solar *	413	80,320
Five9 *	275	8,121
FormFactor *	287	10,900
Fortinet *	2,501	196,729
Freshworks, Cl A *	839	9,816
Gartner *	301	151,252
Gen Digital	2,300	66,953
Gitlab, Cl A *	439	23,596
GLOBALFOUNDRIES *	309	11,279
GoDaddy, Cl A *	562	93,742
Grid Dynamics Holdings *	202	3,216
Guidewire Software *	327	60,907
Hackett Group	91	2,213
Harmonic *	403	4,469
HashiCorp, Cl A *	449	15,203
Hewlett Packard Enterprise	5,125	99,886
HP	3,873	137,569
HubSpot *	194	107,629
Ichor Holdings *	119	3,244

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Identiv *	75	$265
Immersion	108	910
Impinj *	106	20,139
indie Semiconductor, Cl A *	556	1,840
Infinera *	844	5,672
Informatica, Cl A *	514	14,032
Information Services Group	123	378
Insight Enterprises *	128	22,390
Instructure Holdings *	61	1,436
Intapp *	220	11,037
Intel	16,722	359,857
InterDigital	95	14,292
International Business Machines	3,628	749,980
inTEST *	43	308
Intuit	1,081	659,734
IonQ *	649	9,754
IPG Photonics *	104	8,420
Iteris *	155	1,114
Itron *	181	20,229
Jabil	462	56,868
Jamf Holding *	180	2,995
Juniper Networks	1,271	49,442
Kaltura *	232	295
Keysight Technologies *	688	102,519
Kimball Electronics *	90	1,601
KLA	536	357,099
Knowles *	326	5,646
Kopin *	388	303
Kulicke & Soffa Industries	209	9,376
Kyndryl Holdings *	902	20,647
Lam Research	5,180	385,133
Lattice Semiconductor *	539	27,306
Lightwave Logic *	438	1,380
Littelfuse	98	23,974
LiveRamp Holdings *	237	5,932
Lumentum Holdings *	248	15,840
Luna Innovations *	118	183
MACOM Technology Solutions Holdings *	226	25,402
Manhattan Associates *	242	63,733
MARA Holdings *	1,100	18,447
Marvell Technology	3,376	270,451
Matterport *	994	4,533
MaxLinear, Cl A *	277	3,593
Meridianlink *	82	1,801
Methode Electronics	122	1,064
Microchip Technology	2,099	154,004
Micron Technology	4,325	430,986
Microsoft	29,024	11,793,902
MicroStrategy, Cl A *	590	144,255
MicroVision *	714	721
Mirion Technologies, Cl A *	772	11,426
Mitek Systems *	167	1,435
MKS Instruments	265	26,322
MongoDB, Cl A *	275	74,360
Monolithic Power Systems	178	135,155

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Motorola Solutions	659	$296,122
N-Able *	230	2,813
Napco Security Technologies	129	4,964
Navitas Semiconductor, Cl A *	435	1,074
nCino *	238	8,877
NCR Voyix *	516	6,610
NetApp	815	93,978
NETGEAR *	124	2,718
NetScout Systems *	253	5,321
NextNav *	109	1,267
nLight *	166	2,072
Nutanix, Cl A *	968	60,113
NVIDIA	94,447	12,538,784
Okta, Cl A *	622	44,716
Olo, Cl A *	376	1,884
ON Semiconductor *	1,687	118,917
ON24 *	136	823
OneSpan *	128	2,135
Onto Innovation *	194	38,476
Ooma *	88	1,052
Oracle	6,334	1,063,098
OSI Systems *	58	7,668
Ouster *	80	530
PagerDuty *	323	5,833
Palantir Technologies, Cl A *	7,384	306,879
Palo Alto Networks *	1,267	456,538
PAR Technology *	101	5,958
PC Connection	42	2,673
PDF Solutions *	114	3,228
Pegasystems	147	11,678
Photronics *	215	4,902
Plexus *	103	14,842
Porch Group *	276	599
Power Integrations	222	13,415
Procore Technologies *	532	34,926
Progress Software	157	10,062
PROS Holdings *	157	3,109
PTC *	470	87,105
Pure Storage, Cl A *	1,215	60,811
Q2 Holdings *	216	18,287
Qorvo *	427	30,428
QUALCOMM	4,274	695,679
Qualys *	143	17,051
Rambus *	429	20,515
Rapid7 *	222	8,973
Red Violet *	35	1,053
Rekor Systems *	291	306
Ribbon Communications *	522	1,858
Rigetti Computing *	398	525
Rimini Street *	170	301
RingCentral, Cl A *	298	10,731
Riot Platforms *	854	7,891
Rogers *	69	6,919
Roper Technologies	423	227,460
Salesforce	3,748	1,092,055
Samsara, Cl A *	716	34,218

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Sanmina *	213	$14,931
ScanSource *	91	3,859
Seagate Technology Holdings PLC	827	83,006
SEMrush Holdings, Cl A *	108	1,416
Semtech *	237	10,473
SentinelOne, Cl A *	1,009	26,022
ServiceNow *	809	754,789
Silicon Laboratories *	125	12,983
SiTime *	64	10,817
SkyWater Technology *	44	432
Skyworks Solutions	634	55,526
SMART Global Holdings *	187	2,814
SmartRent, Cl A *	653	1,104
Smartsheet, Cl A *	524	29,564
Snowflake, Cl A *	1,216	139,621
SolarWinds	167	2,184
SoundHound AI, Cl A *	943	4,743
SoundThinking *	35	371
Sprinklr, Cl A *	438	3,254
Sprout Social, Cl A *	178	4,715
SPS Commerce *	146	24,090
Super Micro Computer *	1,970	57,347
Synaptics *	147	10,094
Synopsys *	605	310,734
TD SYNNEX	242	27,915
Teledyne Technologies *	186	84,690
Telos *	197	691
Tenable Holdings *	451	17,864
Teradata *	370	11,925
Teradyne	604	64,151
Terawulf *	740	4,825
Texas Instruments	3,567	724,672
Thoughtworks Holding *	323	1,434
Trimble *	971	58,746
TTM Technologies *	365	8,191
Turtle Beach *	44	703
Twilio, Cl A *	657	52,987
Tyler Technologies *	167	101,134
Ubiquiti	15	3,985
UiPath, Cl A *	1,707	21,099
Ultra Clean Holdings *	161	5,385
Unisys *	240	1,658
Unity Software *	1,046	21,004
Universal Display	174	31,376
Varonis Systems, Cl B *	424	21,357
Veeco Instruments *	203	5,842
Verint Systems *	225	4,793
VeriSign *	396	70,029
Veritone *	119	387
Vertex, Cl A *	188	7,804
Viant Technology, Cl A *	52	607
ViaSat *	362	3,475
Viavi Solutions *	811	7,477
Vishay Intertechnology	459	7,785
Vishay Precision Group *	42	975
Vontier	610	22,619

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Vuzix *	210	$246
Weave Communications *	157	2,201
Western Digital *	1,277	83,401
Wolfspeed *	467	6,216
Workday, Cl A *	826	193,160
Workiva, Cl A *	192	15,314
Xerox Holdings	416	3,399
Xperi *	158	1,443
Yext *	375	2,715
Zebra Technologies, Cl A *	203	77,540
Zeta Global Holdings, Cl A *	605	16,746
Zoom Video Communications, Cl A *	926	69,209
Zscaler *	352	63,638
Zuora, Cl A *	499	4,940
		63,693,410
MATERIALS — 2.9%
AdvanSix	94	2,667
Air Products and Chemicals	872	270,782
Albemarle	466	44,144
Alcoa	707	28,344
Alpha Metallurgical Resources	40	8,332
Alto Ingredients *	261	465
American Vanguard	99	518
AptarGroup	261	43,825
Arch Resources	64	9,393
Ardagh Metal Packaging	509	1,873
Ashland	199	16,829
Aspen Aerogels *	217	3,871
ATI *	501	26,408
Avery Dennison	315	65,214
Avient	355	16,547
Axalta Coating Systems *	867	32,877
Balchem	127	21,251
Ball	1,242	73,588
Berry Global Group	458	32,266
Cabot	219	23,615
Carpenter Technology	192	28,704
Celanese, Cl A	442	55,679
Century Aluminum *	189	3,336
CF Industries Holdings	741	60,932
Chemours	544	9,879
Clearwater Paper *	59	1,486
Cleveland-Cliffs *	1,935	25,116
Coeur Mining *	1,458	9,390
Commercial Metals	455	24,479
Compass Minerals International	151	1,859
Contango ORE *	19	409
Core Molding Technologies *	29	436
Corteva	2,776	169,114
CRH	2,718	259,379
Crown Holdings	477	44,623
Dakota Gold *	252	552
Danimer Scientific *	357	117
Dow	2,772	136,881

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
DuPont de Nemours	1,655	$137,348
Eagle Materials	136	38,823
Eastman Chemical	465	48,867
Ecolab	1,012	248,679
Ecovyst *	426	2,837
Element Solutions	883	23,929
FMC	493	32,040
Freeport-McMoRan	5,574	250,941
Ginkgo Bioworks Holdings *	123	937
Graphic Packaging Holding	1,205	34,053
Greif, Cl A	92	5,744
Hawkins	71	7,590
Haynes International	46	2,777
HB Fuller	216	15,807
Hecla Mining	2,129	13,817
Huntsman	644	14,168
Ingevity *	153	6,394
Innospec	90	9,700
International Flavors & Fragrances	913	90,780
International Paper	1,358	75,423
Intrepid Potash *	36	903
Kaiser Aluminum	58	4,307
Knife River *	224	21,800
Koppers Holdings	75	2,551
Kronos Worldwide	80	923
Linde PLC	1,880	857,562
Louisiana-Pacific	283	27,989
LSB Industries *	173	1,419
LyondellBasell Industries, Cl A	1,029	89,369
Martin Marietta Materials	244	144,531
Materion	75	7,622
Mativ Holdings	195	3,013
Metallus *	140	1,973
Minerals Technologies	118	8,884
Mosaic	1,270	33,985
MP Materials *	498	8,959
Myers Industries	134	1,579
NewMarket	27	14,174
Newmont	4,562	207,297
Nucor	950	134,748
O-I Glass, Cl I *	553	6,144
Olympic Steel	36	1,292
Packaging Corp of America	349	79,900
Pactiv Evergreen	141	1,599
Perimeter Solutions *	504	6,693
Piedmont Lithium *	65	851
PPG Industries	930	115,794
PureCycle Technologies *	509	6,627
Quaker Chemical	51	7,731
Radius Recycling, Cl A	95	1,538
Ramaco Resources, Cl A	98	995
Ranpak Holdings, Cl A *	266	1,617
Rayonier Advanced Materials *	228	1,815
Reliance	227	64,999
Royal Gold	261	38,122

COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
RPM International	505	$64,191
Ryerson Holding	107	2,332
Scotts Miracle-Gro, Cl A	156	13,569
Sealed Air	562	20,333
Sensient Technologies	131	9,888
Sherwin-Williams	929	333,297
Silgan Holdings	326	16,867
Smurfit WestRock	1,013	52,169
Sonoco Products	387	20,325
Southern Copper	340	37,247
Steel Dynamics	587	76,603
Stepan	79	5,715
Summit Materials, Cl A *	473	22,425
SunCoke Energy	306	3,155
Sylvamo	128	10,883
Tredegar *	115	891
TriMas	150	4,027
Trinseo PLC	125	577
Tronox Holdings PLC, Cl A	428	5,187
United States Lime & Minerals	40	4,511
United States Steel	883	34,305
Vulcan Materials	525	143,813
Warrior Met Coal	213	13,447
Westlake	131	17,284
Worthington Steel	120	4,589
		5,442,769
REAL ESTATE — 3.1%
Acadia Realty Trust ‡	378	9,257
Agree Realty ‡	390	28,957
Alexander & Baldwin ‡	265	4,932
Alexander's ‡	8	1,816
Alexandria Real Estate Equities ‡	687	76,635
Alpine Income Property Trust ‡	46	806
American Assets Trust ‡	175	4,716
American Homes 4 Rent, Cl A ‡	1,340	47,222
American Tower ‡	1,829	390,565
Americold Realty Trust ‡	1,119	28,736
Anywhere Real Estate *	389	1,502
Apartment Investment and Management, Cl A *‡	488	4,119
Apple Hospitality ‡	882	13,027
Armada Hoffler Properties ‡	242	2,621
AvalonBay Communities ‡	563	124,766
Braemar Hotels & Resorts ‡	216	618
Brandywine Realty Trust ‡	612	3,103
Brixmor Property Group ‡	1,187	31,990
Broadstone Net Lease, Cl A ‡	710	12,489
BRT Apartments ‡	40	649
BXP ‡	623	50,189
Camden Property Trust ‡	411	47,590
CareTrust ‡	533	17,413
CBL & Associates Properties ‡	94	2,486
CBRE Group, Cl A *	1,204	157,688
Centerspace ‡	54	3,762
Chatham Lodging Trust ‡	176	1,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Community Healthcare Trust ‡	98	$1,838
Compass, Cl A *	1,369	8,693
COPT Defense Properties ‡	429	13,814
CoStar Group *	1,602	116,610
Cousins Properties ‡	600	18,378
Crown Castle ‡	1,717	184,560
CTO Realty Growth ‡	73	1,413
CubeSmart ‡	886	42,386
Curbline Properties *‡	346	7,830
Cushman & Wakefield PLC *	767	10,393
DiamondRock Hospitality ‡	757	6,487
Digital Realty Trust ‡	1,237	220,470
Diversified Healthcare Trust ‡	824	2,942
Douglas Elliman *	264	531
Douglas Emmett ‡	594	10,567
Easterly Government Properties, Cl A ‡	353	4,787
EastGroup Properties ‡	188	32,201
Elme Communities ‡	320	5,398
Empire State Realty Trust, Cl A ‡	492	5,215
EPR Properties ‡	291	13,203
Equinix ‡	373	338,714
Equity Commonwealth *‡	384	7,599
Equity LifeStyle Properties ‡	707	49,575
Equity Residential ‡	1,483	104,359
Essential Properties Realty Trust ‡	690	21,866
Essex Property Trust ‡	253	71,817
eXp World Holdings	293	3,903
Extra Space Storage ‡	830	135,539
Farmland Partners ‡	158	1,850
Federal Realty Investment Trust ‡	326	36,134
First Industrial Realty Trust ‡	523	27,452
Five Point Holdings, Cl A *	210	844
Forestar Group *	67	2,115
Four Corners Property Trust ‡	336	9,260
Franklin Street Properties ‡	300	531
FRP Holdings *	44	1,276
Gaming and Leisure Properties ‡	1,014	50,893
Getty Realty ‡	183	5,744
Gladstone Commercial ‡	146	2,299
Gladstone Land ‡	123	1,603
Global Medical ‡	228	2,073
Global Net Lease ‡	731	5,694
Healthpeak Properties ‡	2,811	63,107
Highwoods Properties ‡	397	13,315
Host Hotels & Resorts ‡	2,668	45,996
Howard Hughes Holdings *	197	14,980
Hudson Pacific Properties ‡	510	2,203
Independence Realty Trust ‡	889	17,442
Industrial Logistics Properties Trust ‡	239	845
InvenTrust Properties ‡	250	7,362
Invitation Homes ‡	2,392	75,133
Iron Mountain ‡	1,154	142,784
JBG SMITH Properties ‡	337	5,729
Jones Lang LaSalle *	187	50,670

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Kennedy-Wilson Holdings	434	$4,639
Kilroy Realty ‡	456	18,340
Kimco Realty ‡	2,618	62,099
Kite Realty Group Trust ‡	865	22,205
Lamar Advertising, Cl A ‡	346	45,672
LTC Properties ‡	156	5,959
LXP Industrial Trust, Cl B ‡	1,060	10,006
Macerich ‡	852	15,932
Marcus & Millichap	88	3,330
Maui Land & Pineapple *	25	550
Mid-America Apartment Communities ‡	461	69,768
National Health Investors ‡	158	12,111
National Storage Affiliates Trust ‡	270	11,380
NETSTREIT ‡	269	4,169
Newmark Group, Cl A	512	7,675
NexPoint Diversified Real Estate Trust ‡	123	658
NexPoint Residential Trust ‡	84	3,499
NNN REIT ‡	711	30,886
Offerpad Solutions *	58	175
Office Properties Income Trust ‡	163	259
Omega Healthcare Investors ‡	973	41,323
One Liberty Properties ‡	56	1,495
Opendoor Technologies *	1,994	3,489
Orion Office REIT ‡	197	735
Outfront Media ‡	487	8,649
Paramount Group ‡	659	3,196
Park Hotels & Resorts ‡	788	10,945
Peakstone Realty Trust ‡	133	1,745
Pebblebrook Hotel Trust ‡	436	5,223
Phillips Edison ‡	483	18,262
Piedmont Office Realty Trust, Cl A ‡	451	4,483
Plymouth Industrial ‡	165	3,353
Postal Realty Trust, Cl A ‡	78	1,135
PotlatchDeltic ‡	307	12,762
Prologis ‡	3,661	413,473
Public Storage ‡	627	206,321
Rayonier ‡	586	18,301
RE/MAX Holdings, Cl A *	58	710
Realty Income ‡	3,417	202,867
Redfin *	418	4,335
Regency Centers ‡	726	51,865
Retail Opportunity Investments ‡	454	7,037
Rexford Industrial Realty ‡	864	37,057
RLJ Lodging Trust ‡	559	4,947
RMR Group, Cl A	53	1,276
Ryman Hospitality Properties ‡	231	24,729
Sabra Health Care ‡	904	17,538
Safehold ‡	177	3,767
Saul Centers ‡	48	1,879
SBA Communications, Cl A ‡	424	97,295
Seaport Entertainment Group *	21	570
Seritage Growth Properties *	146	612
Service Properties Trust ‡	598	1,914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Simon Property Group ‡	1,281	$216,643
SITE Centers ‡	173	2,759
SL Green Realty ‡	259	19,583
Spirit MTA ‡,(A)	11	—
St. Joe	229	11,839
STAG Industrial ‡	721	26,879
Star Holdings *	42	535
Stratus Properties *	24	535
Summit Hotel Properties ‡	358	2,191
Sun Communities ‡	487	64,615
Sunstone Hotel Investors ‡	745	7,517
Tanger ‡	390	12,960
Tejon Ranch *	91	1,448
Terreno Realty ‡	372	22,301
UDR ‡	1,301	54,889
UMH Properties ‡	237	4,420
Uniti Group ‡	853	4,325
Urban Edge Properties ‡	435	9,674
Ventas ‡	1,579	103,409
Veris Residential ‡	287	4,727
VICI Properties, Cl A ‡	4,113	130,629
Vornado Realty Trust ‡	656	27,165
Welltower ‡	2,258	304,559
Weyerhaeuser ‡	2,886	89,928
Whitestone, Cl B ‡	162	2,232
WP Carey ‡	860	47,919
Xenia Hotels & Resorts ‡	374	5,300
Zillow Group, Cl C *	666	40,020
		5,859,067
UTILITIES — 2.8%
AES	2,810	46,337
ALLETE	227	14,508
Alliant Energy	1,016	60,960
Altus Power, Cl A *	286	984
Ameren	1,055	91,901
American Electric Power	2,088	206,190
American States Water	136	11,215
American Water Works	773	106,759
Artesian Resources, Cl A	34	1,139
Atmos Energy	597	82,852
Avangrid	253	9,035
Avista	286	10,719
Black Hills	270	15,981
Cadiz *	149	453
California Water Service Group	211	10,964
CenterPoint Energy	2,502	73,884
Chesapeake Utilities	80	9,583
Clearway Energy, Cl C	296	8,400
CMS Energy	1,180	82,140
Consolidated Edison	1,370	139,302
Constellation Energy	1,252	329,226
Dominion Energy	3,321	197,699
DTE Energy	819	101,736
Duke Energy	3,058	352,496
Edison International	1,528	125,907

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
Entergy	843	$130,480
Essential Utilities	1,085	41,881
Evergy	897	54,215
Eversource Energy	1,381	90,939
Exelon	3,919	154,017
FirstEnergy	2,280	95,372
Genie Energy, Cl B	49	770
Global Water Resources	42	525
Hawaiian Electric Industries *	404	4,149
IDACORP, Cl Rights	200	20,696
MDU Resources Group	778	22,445
MGE Energy	133	12,035
Middlesex Water	64	3,916
Montauk Renewables *	169	935
National Fuel Gas	361	21,851
New Jersey Resources	388	17,805
NextEra Energy	8,125	643,906
NextEra Energy Partners	335	6,482
NiSource	1,775	62,409
Northwest Natural Holding	137	5,328
Northwestern Energy Group	242	12,937
NRG Energy	835	75,484
OGE Energy	793	31,712
ONE Gas	221	15,751
Ormat Technologies	240	18,965
Otter Tail	162	12,720
PG&E	8,000	161,760
Pinnacle West Capital	487	42,763
Portland General Electric	400	18,960
PPL	2,924	95,205
Public Service Enterprise Group	1,993	178,194
Pure Cycle *	86	905
RGC Resources	30	614
Sempra	2,509	209,175
SJW Group	108	6,011
Southern	4,324	393,614
Southwest Gas Holdings	284	20,803
Spire	212	13,538
Star Group	108	1,202
Sunnova Energy International *	387	2,349
TXNM Energy	354	15,413
UGI	867	20,730
Unitil	58	3,358
Vistra	1,387	173,319
WEC Energy Group	1,252	119,604
Xcel Energy	2,202	147,116
York Water	52	1,829
		5,274,557
Total Common Stock
(Cost $138,720,037)		179,920,808
RIGHTS — 0.0%
	Number Of Rights
AbioMed‡‡	101	—
Alibero Pharma‡‡	36	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

RIGHTS — continued
	Number Of Rights	Value
Cincor Pharma‡‡	31	$—
Concert Pharmaceuticals‡‡	89	—
Flexion Therapeutics‡‡,(A)	42	—
Icosavax‡‡	105	—
Inhibrx‡‡	132	—
Novartis‡‡	104	—
Prevail Therapeutics‡‡,(A)	16	—
Radius Health‡‡,(A)	82	—

Total Rights
(Cost $–)		—

WARRANT — 0.0%
	Number Of Warrants	Value
Danimer Scientific, Strike Price $11.50,*
Expires 5/6/2029	119	$18

Total Warrants
(Cost $–)		18
Total Investments in Securities— 95.7%
(Cost $138,720,037)		$179,920,826

Percentages are based on Net Assets of $188,056,020.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration Date or Rate unavailable.

(A)	Level 3 security in accordance with fair value hierarchy.

See “Glossary for abbreviations”.

A list of the open OTC swap agreements held by the Fund at October 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL2N71 Custom Basket	FEDL01+ 0.500%	Asset Return	Annually	10/20/2025	USD	7,599,835	$30,486	$–	$30,486
								$30,486	$–	$30,486

*	The following table represents the individual common stock exposures comprising the WFCBL2N71 Custom Basket Total Return Swaps as of October 31, 2024:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
168	Accenture PLC	42,916	172	0.6
119	Adobe Inc	42,029	169	0.6
426	Advanced Micro Devices Inc	45,512	183	0.6
1,569	Alphabet Inc, Class A	198,978	798	2.6
1,409	Alphabet Inc, Class C	180,388	724	2.4
192	American Express Co	38,448	154	0.5
4,122	Apple Inc	690,353	2,769	9.1
221	Applied Materials Inc	29,815	120	0.4
1,933	AT&T Inc	32,295	130	0.4
2,121	Bank Of America Corp	65,758	264	0.9
348	Berkshire Hathaway Inc	116,334	467	1.5
40	Blackrock Inc	28,745	115	0.4
9	Booking Holdings Inc	31,395	126	0.4
1,213	Broadcom Inc	152,707	613	2.0
505	Chevron Corp	55,759	224	0.7
1,086	Cisco Systems Inc	44,092	177	0.6
1,156	Coca-Cola Co/The	55,985	225	0.7
1,057	Comcast Corp	34,205	137	0.4
316	Conocophillips	25,668	103	0.3
107	Eaton Corp PLC	26,263	105	0.3
1,219	Exxon Mobil Corp	105,525	423	1.4
87	Goldman Sachs Group Inc/The	33,405	134	0.4
267	Home Depot Inc/The	77,921	313	1.0
176	Honeywell International Inc	26,765	107	0.4
249	International Business Machines Corp	38,108	153	0.5

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND OCTOBER 31, 2024

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
73	Intuit Inc	32,836	132	0.4
94	Intuitive Surgical Inc	35,026	141	0.5
765	JPMorgan Chase & Co	125,771	505	1.7
127	Linde Plc	42,919	172	0.6
153	Lowe's Cos Inc	29,718	119	0.4
194	Mcdonald'S Corp	42,104	169	0.6
586	Meta Platforms Inc	246,410	988	3.2
1,958	Microsoft Corp	589,722	2,366	7.8
335	Morgan Stanley	28,896	116	0.4
114	Netflix Inc	64,013	257	0.8
552	Nextera Energy Inc	32,425	130	0.4
6,399	Nvidia Corp	629,768	2,526	8.3
427	Oracle Corp	53,092	213	0.7
371	Pepsico Inc	45,645	183	0.6
156	Progressive Corp/The	28,032	112	0.4
300	Qualcomm Inc	36,144	145	0.5
86	S&P Global Inc	30,466	122	0.4
251	Salesforce Inc	54,186	217	0.7
54	Servicenow Inc	37,587	151	0.5
738	Tesla Inc	136,762	549	1.8
245	Texas Instruments Inc	36,947	148	0.5
533	Uber Technologies Inc	28,466	114	0.4
164	Union Pacific Corp	28,179	113	0.4
1,138	Verizon Communications Inc	35,554	143	0.5
491	Walt Disney Co/The	35,001	140	0.5
39,781	Other	2,894,797	11,610	37.9
		$7,599,835	$30,486	100.0%

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1		Level 2	Level 3(1)		Total
Common Stock	$179,919,870		$938	$—	†	$179,920,808
Rights	—	†	—	—	†	—
Warrant	—		18	—		18
Total Investments in Securities	$179,919,870		$956	$—		$179,920,826

Other Financial Instruments	Level 1		Level 2	Level 3		Total
OTC Swaps
Total Return Swaps*
Unrealized
Appreciation	–		30,486	–		30,486
Total Other Financial Instruments	$–		$30,486	$–		$30,486

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

†	Includes securities valued at zero.

*	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%#
	Shares	Value
REAL ESTATE — 99.0%
Acadia Realty Trust ‡	191,433	$4,688,194
American Homes 4 Rent, Cl A ‡	125,269	4,414,480
American Tower ‡	52,331	11,174,762
Americold Realty Trust ‡	189,584	4,868,517
Brixmor Property Group ‡	171,190	4,613,571
BXP ‡	50,397	4,059,982
CareTrust ‡	125,644	4,104,789
CBRE Group, Cl A *	29,856	3,910,240
Equinix ‡	12,958	11,766,901
Equity LifeStyle Properties ‡	55,535	3,894,114
Essential Properties Realty Trust ‡	137,623	4,361,273
Four Corners Property Trust ‡	54,084	1,490,555
Host Hotels & Resorts ‡	142,843	2,462,613
Independence Realty Trust ‡	200,038	3,924,746
Iron Mountain ‡	52,652	6,514,632
Kimco Realty ‡	207,871	4,930,700
Omega Healthcare Investors ‡	115,395	4,900,826
Prologis ‡	68,494	7,735,712
Public Storage ‡	18,884	6,213,969
Regency Centers ‡	51,677	3,691,805
Rexford Industrial Realty ‡	72,509	3,109,911
Ryman Hospitality Properties ‡	30,619	3,277,764
SBA Communications, Cl A ‡	20,724	4,755,536
Tanger ‡	118,334	3,932,239
Terreno Realty ‡	69,919	4,191,644
Urban Edge Properties ‡	192,920	4,290,541
Ventas ‡	74,099	4,852,744
Veris Residential ‡	221,633	3,650,296
VICI Properties, Cl A ‡	189,373	6,014,486
Welltower ‡	65,363	8,816,161
		150,613,703
Total Common Stock
(Cost $138,020,410)		150,613,703
Total Investments in Securities— 99.0%
(Cost $138,020,410)		$150,613,703

Percentages are based on Net Assets of $152,182,357.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of October 31, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND OCTOBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
AUSTRALIA — 2.2%
BHP Group	97,436	$2,707,016
Goodman Group ‡	65,700	1,568,879
		4,275,895
BRAZIL — 1.8%
Itau Unibanco Holding	325,900	1,981,592
MercadoLibre *	780	1,589,000
		3,570,592
CANADA — 8.6%
Alimentation Couche-Tard	38,400	2,002,531
Aritzia *	28,800	927,284
Canadian National Railway	20,340	2,196,372
Canadian Natural Resources	68,420	2,326,776
Constellation Software	630	1,899,950
Dollarama	22,420	2,333,058
Manulife Financial	113,160	3,305,360
Stantec	24,400	1,979,198
		16,970,529
CHINA — 10.8%
Alibaba Group Holding	241,000	2,947,988
ANTA Sports Products	149,000	1,590,305
Bank of China, Cl H	3,923,000	1,861,973
BYD, Cl H	42,500	1,535,041
CSPC Pharmaceutical Group	1,820,000	1,347,407
NARI Technology, Cl A	389,928	1,424,787
PDD Holdings ADR *	14,000	1,688,260
Shanghai Pudong Development Bank, Cl A	1,020,000	1,413,228
Tencent Holdings	74,200	3,868,946
Weichai Power, Cl H	844,000	1,275,336
Xiaomi, Cl B *	651,600	2,234,921
		21,188,192
FRANCE — 8.5%
BNP Paribas	46,700	3,189,327
Danone	40,400	2,886,114
Engie	153,310	2,569,705
Ipsen	20,536	2,503,490
TotalEnergies	47,710	2,994,071
Vinci	23,240	2,603,358
		16,746,065
GERMANY — 8.0%
Daimler Truck Holding	48,066	1,987,559
Deutsche Telekom	114,500	3,461,734
Henkel AG & Co KGaA	25,450	2,203,789
SAP	19,090	4,457,225
Siemens	18,150	3,531,076
		15,641,383
HONG KONG — 0.7%
WH Group	1,785,000	1,389,295

INDIA — 6.3%
Bharti Airtel	125,600	2,404,045

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Divi's Laboratories	26,060	$1,821,347
ICICI Bank	179,940	2,760,200
Infosys	109,510	2,284,887
Power Grid Corp of India	495,266	1,883,982
Varun Beverages	173,500	1,233,372
		12,387,833
INDONESIA — 1.2%
Bank Negara Indonesia Persero	6,892,200	2,298,797

JAPAN — 11.1%
Honda Motor	195,000	1,961,137
Hoya	19,160	2,563,494
ITOCHU	61,000	3,017,538
Komatsu	78,200	2,024,230
Mitsubishi UFJ Financial Group	237,400	2,502,254
Mitsui Fudosan	219,300	1,871,146
ORIX	79,300	1,670,841
Shin-Etsu Chemical	65,800	2,411,173
Tokio Marine Holdings	67,300	2,423,888
ZOZO	39,500	1,280,806
		21,726,507
LUXEMBOURG — 1.2%
ArcelorMittal	98,950	2,447,457

MEXICO — 0.9%
Grupo Financiero Banorte	262,000	1,828,546

NETHERLANDS — 2.7%
Koninklijke Ahold Delhaize	87,000	2,870,852
Wolters Kluwer	14,180	2,383,424
		5,254,276
NORWAY — 1.1%
Telenor	177,000	2,173,842

SINGAPORE — 1.5%
United Overseas Bank	118,840	2,888,888

SOUTH KOREA — 3.5%
KB Financial Group	40,881	2,660,078
Kia	23,470	1,552,046
Samsung Electronics	36,920	1,567,660
SK Hynix	8,100	1,060,402
		6,840,186
SPAIN — 4.9%
Amadeus IT Group	30,040	2,177,697
CaixaBank	469,800	2,862,847
Industria de Diseno Textil	45,440	2,590,744
Mapfre	672,700	1,922,985
		9,554,273
SWITZERLAND — 1.5%
UBS Group	94,060	2,877,106

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND OCTOBER 31, 2024

COMMON STOCK — continued
	Shares	Value
TAIWAN — 5.3%
ASML Holding	3,990	$2,685,792
Largan Precision	13,700	959,558
Taiwan Semiconductor Manufacturing	213,160	6,684,588
		10,329,938
UNITED KINGDOM — 9.8%
3i Group PLC	72,060	2,955,033
BAE Systems PLC	137,670	2,218,883
Ferguson Enterprises	10,100	1,985,856
InterContinental Hotels Group	20,550	2,266,628
Investec PLC	206,500	1,605,616
Lloyds Banking Group PLC	4,375,000	3,003,018
SSE PLC	92,580	2,103,743
Unilever PLC	50,530	3,082,450
		19,221,227
UNITED STATES — 7.2%
CRH PLC	24,620	2,347,109
Linde PLC	4,193	1,912,637
Nestle PLC	9,130	862,718
Schneider Electric	11,700	3,030,867
Shell PLC	111,900	3,736,062
Swiss Re	18,300	2,336,678
		14,226,071
Total Common Stock
(Cost $159,775,671)		193,836,898
Total Investments in Securities— 98.8%
(Cost $159,775,671)		$193,836,898

Percentages are based on Net Assets of $196,184,009.

*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$4,275,895	$—	$4,275,895
Brazil	3,570,592	—	—	3,570,592
Canada	16,970,529	—	—	16,970,529
China	1,688,260	19,499,932	—	21,188,192
France	—	16,746,065	—	16,746,065
Germany	—	15,641,383	—	15,641,383
Hong Kong	—	1,389,295	—	1,389,295
India	1,233,372	11,154,461	—	12,387,833
Indonesia	—	2,298,797	—	2,298,797
Japan	—	21,726,507	—	21,726,507
Luxembourg	—	2,447,457	—	2,447,457
Mexico	1,828,546	—	—	1,828,546
Netherlands	—	5,254,276	—	5,254,276
Norway	2,173,842	—	—	2,173,842
Singapore	—	2,888,888	—	2,888,888
South Korea	—	6,840,186	—	6,840,186
Spain	—	9,554,273	—	9,554,273
Switzerland	—	2,877,106	—	2,877,106
Taiwan	—	10,329,938	—	10,329,938
United Kingdom	1,605,616	17,615,611	—	19,221,227
United States	1,912,637	12,313,434	—	14,226,071
Total Common Stock	30,983,394	162,853,504	—	193,836,898
Total Investments in Securities	$30,983,394	$162,853,504	$—	$193,836,898

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS OCTOBER 31, 2024

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations	Currency Abbreviation
ADR — American Depositary Receipt	USD — United States Dollar
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
TSFR — Term Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value†	$178,045,308	$233,455,879	$98,376,005	$228,066,367	$222,006,932
Foreign currency, at value††	–	–	1	5,487	–
Cash	2,563,589	2,983,970	34,793,140	6,419,967	8,677,560
Receivable due from Prime Broker	–	–	63,018,157	–	–
Dividends and Interest receivable	2,033,936	1,913,529	364,321	171,872	82,016
Receivable for capital shares sold	266,859	508,918	273,726	324,470	237,431
Tax reclaim receivable	–	–	7,637	12,772	2,468
Prepaid expenses	6,588	6,662	3,632	6,927	6,987
Total Assets	182,916,280	238,868,958	196,836,619	235,007,862	231,013,394
Liabilities:
Securities sold short, at value†††	–	–	60,548,897	–	–
Payable for investment securities purchased	539,978	709,971	–	–	–
Payable for capital shares redeemed	363,400	679,641	80,790	161,950	154,990
Audit fees payable	30,264	28,995	24,923	25,458	25,501
Transfer Agent fees payable	6,334	6,877	3,991	6,581	6,631
Pricing fees payable	6,163	5,457	3,549	494	553
Printing fees payable	2,999	3,830	2,625	4,062	4,048
Legal fees payable	1,891	2,424	1,370	2,378	2,340
Custodian fees payable	1,104	1,775	1,398	1,063	1,156
Investment Adviser fees payable	49,073	63,538	143,119	120,223	119,062
Payable due to Administrator	8,907	11,420	6,456	11,334	11,224
Chief Compliance Officer fees payable	2,465	3,160	1,786	3,100	3,051
Payable due to Trustees	248	318	180	312	307
Accrued expenses	10,259	18,834	12,409	16,755	14,325
Total Liabilities	1,023,085	1,536,240	60,831,493	353,710	343,188
Commitments and Contingencies‡
Net Assets	$181,893,195	$237,332,718	$136,005,126	$234,654,152	$230,670,206
† Cost of securities	$177,262,500	$247,154,028	$77,161,993	$177,475,465	$144,994,970
†† Cost of foreign currency	–	–	–	5,522	–
††† Proceeds from securities sold short	–	–	(57,697,961)	–	–
Net Assets:
Paid-in Capital	$184,801,076	$259,553,093	$123,135,053	$166,331,921	$152,929,900
Total Distributable Earnings (Accumulated Losses)	(2,907,881)	(22,220,375)	12,870,073	68,322,231	77,740,306
Net Assets	$181,893,195	$237,332,718	$136,005,126	$234,654,152	$230,670,206
I Shares:
Net Assets	$181,825,255	$236,381,980	$136,005,126	$234,164,644	$228,348,965
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	18,736,180	27,092,773	11,634,333	12,716,956	11,394,139
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$9.70	$8.72	$11.69	$18.41	$20.04
Class S Shares:
Net Assets	$67,940	$950,738	N/A	$489,508	$2,321,241
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	7,005	109,093	N/A	26,588	116,511
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$9.70	$8.71	N/A	$18.41	$19.92

*	Redemption price per share may vary depending on the length of time shares are held.

‡	See Note 7 in the Notes to Financial Statements. N/A Not Applicable.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Assets:
Investments in securities, at value†	$145,973,453	$179,920,826	$150,613,703	$193,836,898
Foreign currency, at value††	–	–	–	204,286
OTC Swap Contracts, at value†††	–	30,486	–	–
Cash	6,707,775	7,137,862	1,552,578	1,841,169
Cash held as collateral for swaps (Note 2)	–	640,000	–	–
Receivable for capital shares sold	159,994	261,671	99,925	164,709
Dividends and Interest receivable	47,898	97,434	48,227	411,372
Receivable due from Investment Adviser	–	76,785	–	–
Tax reclaim receivable	–	1,567	12,431	649,016
Prepaid expenses	6,075	3,883	14,116	6,323
Total Assets	152,895,195	188,170,514	152,340,980	197,113,773
Liabilities:
Payable for investment securities purchased	381,290	–	–	–
Payable for capital shares redeemed	16,154	10,155	5,506	88,867
Audit fees payable	24,557	12,341	33,037	25,261
Filing fees payable	7,500	13,170	7,500	9,454
Transfer Agent fees payable	5,802	4,759	4,547	6,327
Printing fees payable	3,027	13,656	2,621	3,841
Legal fees payable	1,558	1,887	1,540	2,063
Custodian fees payable	1,124	6,956	494	9,522
Pricing fees payable	593	6,689	436	682
Investment Adviser fees payable	95,216	30,477	92,677	143,480
Payable due to Administrator	7,429	9,087	7,369	9,638
Chief Compliance Officer fees payable	2,032	2,460	2,008	2,689
Shareholder servicing fees payable (Class S Shares)	647	–	–	209
Payable due to Trustees	204	247	202	270
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	623,866
Accrued expenses	932	2,610	686	3,595
Total Liabilities	548,065	114,494	158,623	929,764
Commitments and Contingencies‡
Net Assets	$152,347,130	$188,056,020	$152,182,357	$196,184,009
† Cost of securities	$116,576,342	$138,720,037	$138,020,410	$159,775,671
†† Cost of foreign currency	–	–	–	129,274
††† Premiums received from OTC swap contracts	–	–	–	–
Net Assets:
Paid-in Capital	$112,032,293	$143,925,748	$165,245,216	$177,290,786
Total Distributable Earnings (Accumulated Losses)	40,314,837	44,130,272	(13,062,859)	18,893,223
Net Assets	$152,347,130	$188,056,020	$152,182,357	$196,184,009
I Shares:
Net Assets	$152,247,360	$188,056,020	$152,182,357	$196,055,700
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	10,840,209	10,685,090	17,548,467	15,362,388
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$14.04	$17.60	$8.67	$12.76
Class S Shares:
Net Assets	$99,770	N/A	N/A	$128,309
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	7,140	N/A	N/A	10,087
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$13.97	N/A	N/A	$12.72

*	Redemption price per share may vary depending on the length of time shares are held.

‡	See Note 7 in the Notes to Financial Statements. N/A Not Applicable.

Amounts designated as "—" are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE YEAR ENDED OCTOBER 31, 2024

STATEMENTS OF OPERATIONS
	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Interest	$8,575,333	$9,345,346	$4,043,968	$332,227	$368,937
Dividends	–	–	949,384	4,158,388	1,446,570
Less: Foreign Taxes Withheld	–	–	(5,935)	(52,482)	–

Total Investment Income	8,575,333	9,345,346	4,987,417	4,438,133	1,815,507

Expenses
Investment Advisory Fees (Note 7)	764,962	870,210	1,415,789	1,214,842	1,223,144
Administration Fees (Note 6)	110,642	125,719	65,394	116,932	117,761
Trustees' Fees	15,594	16,719	8,921	14,975	15,246
Chief Compliance Officer Fees (Note 5)	4,683	5,582	3,026	5,338	5,257
Shareholder Servicing Fees (Class S Shares) (Note 6)	121	899	–	560	2,037
Transfer Agent Fees (Note 6)	40,341	42,413	24,310	40,033	40,346
Registration & Filing Fees	32,941	39,295	32,520	35,518	33,170
Pricing Fees	31,329	28,646	10,020	2,737	2,734
Audit Fees	31,225	36,425	30,542	30,542	30,542
Legal Fees	27,662	30,891	15,969	28,578	28,902
Printing Fees	22,068	22,155	16,124	19,932	20,118
Custodian Fees (Note 6)	4,219	7,121	6,105	4,979	4,181
Dividend Expense	–	–	399,182	–	–
Other Expenses	22,010	25,797	25,956	24,993	24,978
Total Expenses	1,107,797	1,251,872	2,053,858	1,539,959	1,548,416
Recovery of Investment Advisory fees previously waived (Note 7)	–	–	46,229	–	–
Less:
Investment Advisory Fees Waiver (Note 7)	(151,484)	(163,221)	(1,929)	–	–
Net Expenses	956,313	1,088,651	2,098,158	1,539,959	1,548,416
Net Investment Income	7,619,020	8,256,695	2,889,259	2,898,174	267,091
Net Realized Gain (Loss) on:
Investments	(1,334,036)	(2,356,547)	5,049,711	19,399,266	14,897,612
Securities Sold Short	–	–	(9,243,633)	–	–
Purchased Option Contracts (Note 3)	–	–	(45)	–	–
Foreign Currency Transactions	–	–	–	622	–
Net Realized Gain(Loss)	(1,334,036)	(2,356,547)	(4,193,967)	19,399,888	14,897,612
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,088,469	13,408,582	21,778,349	32,997,440	48,980,186
Securities Sold Short	–	–	(6,442,484)	–	–
Purchased Option Contracts (Note 3)	–	–	132,843	–	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	–	(35)	–
Net Change in Unrealized Appreciation (Depreciation)	5,088,469	13,408,582	15,468,708	32,997,405	48,980,186
Net Realized and Unrealized Gain	3,754,433	11,052,035	11,274,741	52,397,293	63,877,798
Net Increase in Net Assets from Operations	$11,373,453	$19,308,730	$14,164,000	$55,295,467	$64,144,889

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS FOR THE YEAR ENDED OCTOBER 31, 2024

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Investment Income
Dividends	$1,765,725	$2,014,682	$4,017,459	$5,876,950
Interest	250,087	209,339	535,020	282,705
Less: Foreign Taxes Withheld	(28,567)	497	–	(529,501)

Total Investment Income	1,987,245	2,224,518	4,552,479	5,630,154

Expenses
Investment Advisory Fees (Note 7)	1,107,108	306,609	1,211,634	1,662,147
Administration Fees (Note 6)	88,251	88,464	84,930	106,710
Trustees' Fees	11,672	10,879	10,624	14,017
Chief Compliance Officer Fees (Note 5)	3,706	4,100	3,631	4,709
Shareholder Servicing Fees (Class S Shares) (Note 6)	83	–	–	145
Audit Fees	35,742	30,542	37,542	30,542
Transfer Agent Fees (Note 6)	35,193	28,039	27,875	38,513
Registration & Filing Fees	28,092	21,033	28,166	32,346
Legal Fees	21,758	21,374	40,497	26,317
Printing Fees	16,443	27,761	34,349	20,858
Custodian Fees (Note 6)	5,988	54,660	2,586	28,642
Pricing Fees	3,511	34,529	1,637	3,757
Other Expenses	18,700	29,210	26,584	32,190
Total Expenses	1,376,247	657,200	1,510,055	2,000,893
Recovery of Investment Advisory fees previously waived (Note 7)	–	–	–	40,662
Less:
Investment Advisory Fees Waiver (Note 7)	–	(273,935)	(40,614)	(9,868)
Net Expenses	1,376,247	383,265	1,469,441	2,031,687
Net Investment Income	610,998	1,841,253	3,083,038	3,598,467
Net Realized Gain (Loss) on:
Investments	11,739,417	1,984,655	(11,202,768)	1,466,158
Foreign Capital Gains Tax	–	–	–	(123,725)
Swap Contracts (Note 3)	–	816,149	–	–
Foreign Currency Transactions	52	(3)	350	(163,809)
Net Realized Gain (Loss)	11,739,469	2,800,801	(11,202,418)	1,178,624
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	28,623,128	41,635,766	46,527,473	32,613,147
Foreign Capital Gains Tax on Appreciated Securities	–	–	–	(567,415)
Swap Contracts (Note 3)	–	123,664	–	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	359	64,429
Net Change in Unrealized Appreciation (Depreciation)	28,623,128	41,759,430	46,527,832	32,110,161
Net Realized and Unrealized Gain	40,362,597	44,560,231	35,325,414	33,288,785
Net Increase in Net Assets from Operations	$40,973,595	$46,401,484	$38,408,452	$36,887,252

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$7,619,020	$4,360,370
Net Realized Loss	(1,334,036)	(2,286,802)
Net Change in Unrealized Appreciation	5,088,469	3,288,042
Net Increase in Net Assets Resulting from Operations	11,373,453	5,361,610

Distributions:
I Shares	(7,272,118)	(4,044,971)
Class S Shares	(4,235)	(5,205)
Total Distributions	(7,276,353)	(4,050,176)
Capital Share Transactions:
I Shares
Issued	74,763,380	55,692,979
Reinvestment of Dividends	6,181,755	3,255,617
Redemption Fees — Note 2	1,667	9,034
Redeemed	(86,905,309)	(19,134,677)
Net Increase (Decrease) in Net Assets from I Shares Transactions	(5,958,507)	39,822,953
Class S Shares
Issued	26,836	51,934
Reinvestment of Dividends	4,235	5,205
Redeemed	(196,950)	(43,229)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(165,879)	13,910
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,124,386)	39,836,863
Total Increase (Decrease) in Net Assets	(2,027,286)	41,148,297
Net Assets:
Beginning of Year	183,920,481	142,772,184
End of Year	$181,893,195	$183,920,481
Share Transactions:
I Shares
Issued	7,738,521	5,848,909
Reinvestment of Dividends	640,334	343,374
Redeemed	(8,973,070)	(2,009,576)
Total Increase (Decrease) in I Shares	(594,215)	4,182,707
Class S Shares
Issued	2,780	5,533
Reinvestment of Dividends	439	549
Redeemed	(20,424)	(4,519)
Total Increase (Decrease) in Class S Shares	(17,205)	1,563
Net Increase (Decrease) in Shares Outstanding	(611,420)	4,184,270

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$8,256,695	$5,508,585
Net Realized Loss	(2,356,547)	(2,995,601)
Net Change in Unrealized Appreciation (Depreciation)	13,408,582	(3,773,016)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,308,730	(1,260,032)

Distributions:
I Shares	(7,804,457)	(5,314,310)
Class S Shares	(31,557)	(27,937)
Total Distributions	(7,836,014)	(5,342,247)
Capital Share Transactions:
I Shares
Issued	88,041,422	61,486,298
Reinvestment of Dividends	6,149,111	3,812,663
Redemption Fees — Note 2	885	513
Redeemed	(51,966,833)	(21,325,048)
Net Increase in Net Assets from I Shares Transactions	42,224,585	43,974,426
Class S Shares
Issued	98,901	59,203
Reinvestment of Dividends	31,557	27,936
Redeemed	(71,881)	(99,556)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	58,577	(12,417)
Net Increase in Net Assets from Capital Share Transactions	42,283,162	43,962,009
Total Increase in Net Assets	53,755,878	37,359,730
Net Assets:
Beginning of Year	183,576,840	146,217,110
End of Year	$237,332,718	$183,576,840
Share Transactions:
I Shares
Issued	10,101,395	7,114,757
Reinvestment of Dividends	700,066	442,665
Redeemed	(5,938,658)	(2,456,489)
Total Increase in I Shares	4,862,803	5,100,933
Class S Shares
Issued	11,218	6,826
Reinvestment of Dividends	3,603	3,246
Redeemed	(8,263)	(11,727)
Total Increase (Decrease) in Class S Shares	6,558	(1,655)
Net Increase in Shares Outstanding	4,869,361	5,099,278

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$2,889,259	$1,835,733
Net Realized Loss	(4,193,967)	(1,379,637)
Net Change in Unrealized Appreciation	15,468,708	687,606
Net Increase in Net Assets Resulting from Operations	14,164,000	1,143,702

Distributions:
I Shares	(2,889,430)	(6,209,796)
Total Distributions	(2,889,430)	(6,209,796)
Capital Share Transactions:
I Shares
Issued	50,919,625	38,744,862
Reinvestment of Dividends	2,001,896	5,432,048
Redemption Fees — Note 2	4,903	22,359
Redeemed	(16,819,759)	(17,011,533)
Net Increase in Net Assets from I Shares Transactions	36,106,665	27,187,736
Net Increase in Net Assets from Capital Share Transactions	36,106,665	27,187,736
Total Increase in Net Assets	47,381,235	22,121,642
Net Assets:
Beginning of Year	88,623,891	66,502,249
End of Year	$136,005,126	$88,623,891
Share Transactions:
I Shares
Issued	4,544,779	3,618,897
Reinvestment of Dividends	176,646	508,642
Redeemed	(1,496,819)	(1,585,767)
Total Increase in I Shares	3,224,606	2,541,772
Net Increase in Shares Outstanding	3,224,606	2,541,772

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$2,898,174	$1,990,105
Net Realized Gain (Loss)	19,399,888	(1,791,802)
Net Change in Unrealized Appreciation	32,997,405	4,140,670
Net Increase in Net Assets Resulting from Operations	55,295,467	4,338,973

Distributions:
I Shares	(2,731,654)	(7,985,420)
Class S Shares	(6,794)	(23,848)
Total Distributions	(2,738,448)	(8,009,268)
Capital Share Transactions:
I Shares
Issued	61,844,743	42,929,276
Reinvestment of Dividends	2,174,203	7,461,753
Redemption Fees — Note 2	7,504	111
Redeemed	(37,764,149)	(28,655,193)
Net Increase in Net Assets from I Shares Transactions	26,262,301	21,735,947
Class S Shares
Issued	246,701	31,084
Reinvestment of Dividends	6,794	23,848
Redeemed	(331,115)	(35,582)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(77,620)	19,350
Net Increase in Net Assets from Capital Share Transactions	26,184,681	21,755,297
Total Increase in Net Assets	78,741,700	18,085,002
Net Assets:
Beginning of Year	155,912,452	137,827,450
End of Year	$234,654,152	$155,912,452
Share Transactions:
I Shares
Issued	3,639,772	3,025,710
Reinvestment of Dividends	125,073	543,528
Redeemed	(2,212,348)	(2,018,615)
Total Increase in I Shares	1,552,497	1,550,623
Class S Shares
Issued	14,152	2,192
Reinvestment of Dividends	395	1,737
Redeemed	(18,701)	(2,519)
Total Increase (Decrease) in Class S Shares	(4,154)	1,410
Net Increase in Shares Outstanding	1,548,343	1,552,033

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$267,091	$263,727
Net Realized Gain (Loss)	14,897,612	(11,378,974)
Net Change in Unrealized Appreciation	48,980,186	31,364,146
Net Increase in Net Assets Resulting from Operations	64,144,889	20,248,899

Distributions:
I Shares	(283,620)	(181,915)
Class S Shares	(1,082)	(1,179)
Total Distributions	(284,702)	(183,094)
Return of Capital:
I Shares	—	(51,708)
Class S Shares	—	(335)
Total Return of Capital	—	(52,043)
Capital Share Transactions:
I Shares
Issued	54,888,494	42,298,052
Reinvestment of Dividends	215,704	169,612
Redemption Fees — Note 2	3,334	624
Redeemed	(45,284,717)	(23,409,495)
Net Increase in Net Assets from I Shares Transactions	9,822,815	19,058,793
Class S Shares
Issued	320,413	297,361
Reinvestment of Dividends	1,082	1,513
Redeemed	(135,337)	(149,635)
Net Increase in Net Assets from Class S Shares Transactions	186,158	149,239
Net Increase in Net Assets from Capital Share Transactions	10,008,973	19,208,032
Total Increase in Net Assets	73,869,160	39,221,794
Net Assets:
Beginning of Year	156,801,046	117,579,252
End of Year	$230,670,206	$156,801,046
Share Transactions:
I Shares
Issued	3,004,415	3,097,458
Reinvestment of Dividends	11,425	12,476
Redeemed	(2,475,410)	(1,726,929)
Total Increase in I Shares	540,430	1,383,005
Class S Shares
Issued	17,389	21,725
Reinvestment of Dividends	58	111
Redeemed	(7,313)	(10,614)
Total Increase in Class S Shares	10,134	11,222
Net Increase in Shares Outstanding	550,564	1,394,227

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$610,998	$817,414
Net Realized Gain	11,739,469	1,950,856
Net Change in Unrealized Appreciation (Depreciation)	28,623,128	(6,200,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,973,595	(3,432,019)

Distributions:
I Shares	(2,741,725)	(2,112,950)
Class S Shares	(1,321)	(983)
Total Distributions	(2,743,046)	(2,113,933)
Capital Share Transactions:
I Shares
Issued	27,481,811	22,244,150
Reinvestment of Dividends	2,574,263	1,947,062
Redemption Fees — Note 2	2,368	313
Redeemed	(39,147,812)	(17,911,766)
Net Increase (Decrease) in Net Assets from I Shares Transactions	(9,089,370)	6,279,759
Class S Shares
Issued	20,882	11,215
Reinvestment of Dividends	1,321	983
Redeemed	(2,228)	(10,255)
Net Increase in Net Assets from Class S Shares Transactions	19,975	1,943
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,069,395)	6,281,702
Total Increase in Net Assets	29,161,154	735,750
Net Assets:
Beginning of Year	123,185,976	122,450,226
End of Year	$152,347,130	$123,185,976
Share Transactions:
I Shares
Issued	2,127,066	1,948,693
Reinvestment of Dividends	203,917	176,283
Redeemed	(2,874,133)	(1,573,063)
Total Increase (Decrease) in I Shares	(543,150)	551,913
Class S Shares
Issued	1,614	986
Reinvestment of Dividends	105	90
Redeemed	(168)	(935)
Total Increase in Class S Shares	1,551	141
Net Increase (Decrease) in Shares Outstanding	(541,599)	552,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,841,253	$1,229,262
Net Realized Gain	2,800,801	756,706
Net Change in Unrealized Appreciation	41,759,430	4,411,374
Net Increase in Net Assets Resulting from Operations	46,401,484	6,397,342

Distributions:
I Shares	(2,562,667)	(1,249,872)
Total Distributions	(2,562,667)	(1,249,872)
Capital Share Transactions:
I Shares
Issued	69,027,416	42,234,673
Reinvestment of Dividends	2,282,541	1,069,578
Redemption Fees — Note 2	23,929	256
Redeemed	(31,166,173)	(8,757,131)
Net Increase in Net Assets from I Shares Transactions	40,167,713	34,547,376
Net Increase in Net Assets from Capital Share Transactions	40,167,713	34,547,376
Total Increase in Net Assets	84,006,530	39,694,846
Net Assets:
Beginning of Year	104,049,490	64,354,644
End of Year	$188,056,020	$104,049,490
Share Transactions:
I Shares
Issued	4,356,395	3,287,829
Reinvestment of Dividends	144,374	84,501
Redeemed	(1,941,413)	(681,759)
Total Increase in I Shares	2,559,356	2,690,571
Net Increase in Shares Outstanding	2,559,356	2,690,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$3,083,038	$2,265,883
Net Realized Loss	(11,202,418)	(13,878,263)
Net Change in Unrealized Appreciation (Depreciation)	46,527,832	(288,064)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,408,452	(11,900,444)

Distributions:
I Shares	(2,624,538)	(12,733,015)
Total Distributions	(2,624,538)	(12,733,015)
Return of Capital:
I Shares	(420,094)	(272,941)
Total Return of Capital	(420,094)	(272,941)
Capital Share Transactions:
I Shares
Issued	24,314,588	16,519,674
Reinvestment of Dividends	2,686,146	12,636,835
Redemption Fees — Note 2	4,617	—
Redeemed	(28,937,266)	(6,036,741)
Net Increase (Decrease) in Net Assets from I Shares Transactions	(1,931,915)	23,119,768
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,931,915)	23,119,768
Total Increase (Decrease) in Net Assets	33,431,905	(1,786,632)
Net Assets:
Beginning of Year	118,750,452	120,537,084
End of Year	$152,182,357	$118,750,452
Share Transactions:
I Shares
Issued	3,074,778	2,116,442
Reinvestment of Dividends	327,434	1,646,099
Redeemed	(3,372,453)	(782,248)
Total Increase in I Shares	29,759	2,980,293
Net Increase in Shares Outstanding	29,759	2,980,293

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$3,598,467	$2,915,701
Net Realized Gain (Loss)	1,178,624	(5,311,592)
Net Change in Unrealized Appreciation	32,110,161	16,405,578
Net Increase in Net Assets Resulting from Operations	36,887,252	14,009,687
Distributions:
I Shares	(3,886,052)	(2,581,037)
Class S Shares	(2,661)	(2,707)
Total Distributions	(3,888,713)	(2,583,744)
Capital Share Transactions:
I Shares
Issued	55,605,128	30,332,140
Reinvestment of Dividends	3,374,654	2,187,816
Redemption Fees — Note 2	4,732	381
Redeemed	(45,037,046)	(17,102,686)
Net Increase in Net Assets from I Shares Transactions	13,947,468	15,417,651
Class S Shares
Issued	13,501	14,208
Reinvestment of Dividends	2,661	2,707
Redeemed	(84,485)	(10,248)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(68,323)	6,667
Net Increase in Net Assets from Capital Share Transactions	13,879,145	15,424,318
Total Increase in Net Assets	46,877,684	26,850,261
Net Assets:
Beginning of Year	149,306,325	122,456,064
End of Year	$196,184,009	$149,306,325
Share Transactions:
I Shares
Issued	4,457,410	2,798,157
Reinvestment of Dividends	270,095	197,480
Redeemed	(3,571,781)	(1,552,292)
Total Increase in I Shares	1,155,724	1,443,345
Class S Shares
Issued	1,097	1,303
Reinvestment of Dividends	216	245
Redeemed	(6,820)	(948)
Total Increase (Decrease) in Class S Shares	(5,507)	600
Net Increase in Shares Outstanding	1,150,217	1,443,945

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†
Limited Duration Fund‡
I Shares^(1)
2024	$9.50	$0.39	$0.18	$0.57	$(0.37)	$–	$–		$(0.37)	$–	#	$9.70	6.11%	$181,825	0.50%		0.58%		3.99%		82%
2023	$9.41	$0.26	$0.06	$0.32	$(0.23)	$–	$–		$(0.23)	$–	#	$9.50	3.46%	$183,690	0.50%		0.62%		2.69%		50%
2022	$10.02	$0.12	$(0.61)	$(0.49)	$(0.11)	$(0.01)	$–		$(0.12)	$–	#	$9.41	(4.94)%	$142,559	0.50%		0.66%		1.22%		46%
2021	$10.09	$0.11	$(0.07)	$0.04	$(0.11)	$–	$–		$(0.11)	$–	#	$10.02	0.43%	$139,004	0.50%		0.71%		1.05%		59%
2020	$10.00	$0.20	$0.10	$0.30	$(0.21)	$–	$–		$(0.21)	$–		$10.09	3.00%	$118,637	0.50%		0.80%		1.96%		49%
Class S Shares
2024	$9.50	$0.36	$0.20	$0.56	$(0.36)	$–	$–		$(0.36)	$–		$9.70	5.98%	$68	0.60%		0.68%		3.73%		82%
2023	$9.41	$0.24	$0.07	$0.31	$(0.22)	$–	$–		$(0.22)	$–		$9.50	3.36%	$230	0.60%		0.72%		2.55%		50%
2022	$10.02	$0.11	$(0.61)	$(0.50)	$(0.10)	$(0.01)	$–		$(0.11)	$–		$9.41	(5.03)%	$213	0.60%		0.76%		1.13%		46%
2021	$10.09	$0.10	$(0.07)	$0.03	$(0.10)	$–	$–		$(0.10)	$–		$10.02	0.33%	$79	0.60%		0.81%		0.97%		59%
2020	$10.00	$0.18	$0.11	$0.29	$(0.20)	$–	$–		$(0.20)	$–		$10.09	2.91%	$77	0.60%		0.91%		1.76%		49%
Core Bond Fund
I Shares^(1)
2024	$8.22	$0.33	$0.48	$0.81	$(0.31)	$–	$–		$(0.31)	$–	#	$8.72	9.92%	$236,382	0.50%		0.58%		3.80%		48%
2023	$8.48	$0.28	$(0.27)	$0.01	$(0.27)	$–	$–		$(0.27)	$–	#	$8.22	0.04%	$182,735	0.50%		0.62%		3.27%		19%
2022	$10.43	$0.23	$(1.95)	$(1.72)	$(0.23)	$–	$–		$(0.23)	$–	#	$8.48	(16.68)%	$145,334	0.50%		0.66%		2.48%		50%
2021	$10.61	$0.23	$(0.11)	$0.12	$(0.24)	$(0.06)	$–		$(0.30)	$–	#	$10.43	1.12%	$136,400	0.50%		0.71%		2.17%		24%
2020	$10.34	$0.26	$0.30	$0.56	$(0.29)	$–	$–		$(0.29)	$–		$10.61	5.50%	$107,887	0.50%		0.80%		2.49%		39%
Class S Shares
2024	$8.21	$0.32	$0.48	$0.80	$(0.30)	$–	$–		$(0.30)	$–		$8.71	9.83%	$951	0.60%		0.68%		3.69%		48%
2023	$8.48	$0.27	$(0.28)	$(0.01)	$(0.26)	$–	$–		$(0.26)	$–		$8.21	(0.18)%	$842	0.60%		0.72%		3.15%		19%
2022	$10.41	$0.22	$(1.93)	$(1.71)	$(0.22)	$–	$–		$(0.22)	$–		$8.48	(16.60)%	$883	0.60%		0.76%		2.35%		50%
2021	$10.60	$0.22	$(0.12)	$0.10	$(0.23)	$(0.06)	$–		$(0.29)	$–		$10.41	0.92%	$1,155	0.60%		0.82%		2.07%		24%
2020	$10.33	$0.25	$0.30	$0.55	$(0.28)	$–	$–		$(0.28)	$–		$10.60	5.40%	$1,093	0.60%		0.90%		2.39%		39%
Long/Short Equity Fund
I Shares
2024	$10.54	$0.29	$1.14	$1.43	$(0.28)	$–	$–		$(0.28)	$–	#	$11.69	13.72%	$136,005	1.85	%(2)(3)	1.81	%(3)	2.55	%(3)	51%
2023	$11.33	$0.25	$(0.09)	$0.16	$(0.23)	$(0.72)	$–		$(0.95)	$–	#	$10.54	1.52%	$88,624	2.03	%(2)(4)	2.05%		2.38%		119%
2022	$9.66	$0.05	$1.64	$1.69	$(0.02)	$–	$–		$(0.02)	$–	#	$11.33	17.55%	$66,502	2.06	%(4)	2.15%		0.45%		128%
2021	$8.61	$(0.10)	$1.15	$1.05	$–	$–	$–		$–	$–	#	$9.66	12.20%	$33,305	2.28	%(5)	2.65	%(5)	(1.06	)%(5)	97%
2020(6)	$10.00	$(0.03)	$(1.35)	$(1.38)	$–	$–	$(0.01)		$(0.01)	$–		$8.61	(13.78)%	$20,942	1.73	%(7)	2.40	%(7)	(0.35	)%(7)	114%
Large Cap Value Fund
I Shares^(1)
2024	$13.93	$0.24	$4.47	$4.71	$(0.23)	$–	$–		$(0.23)	$–	#	$18.41	33.92%	$234,165	0.76%		0.76%		1.43%		36%
2023	$14.29	$0.19	$0.26	$0.45	$(0.19)	$(0.62)	$–		$(0.81)	$–	#	$13.93	3.30%	$155,484	0.90	%(2)	0.81%		1.34%		37%
2022	$16.26	$0.17	$(1.21)	$(1.04)	$(0.16)	$(0.77)	$–		$(0.93)	$–	#	$14.29	(6.73)%	$137,408	0.90	%(2)	0.84%		1.15%		36%
2021	$11.22	$0.11	$5.06	$5.17	$(0.13)	$–	$–		$(0.13)	$–	#	$16.26	46.23%	$125,076	0.90%		0.90%		0.75%		24%
2020	$12.63	$0.17	$(1.17)	$(1.00)	$(0.17)	$(0.24)	$–		$(0.41)	$–		$11.22	(8.19)%	$70,842	0.90%		1.03%		1.49%		68%
Class S Shares
2024	$13.93	$0.23	$4.46	$4.69	$(0.21)	$–	$–		$(0.21)	$–		$18.41	33.79%	$489	0.86%		0.86%		1.34%		36%
2023	$14.29	$0.18	$0.25	$0.43	$(0.17)	$(0.62)	$–		$(0.79)	$–		$13.93	3.20%	$428	1.00	%(2)	0.91%		1.25%		37%
2022	$16.26	$0.16	$(1.22)	$(1.06)	$(0.14)	$(0.77)	$–		$(0.91)	$–		$14.29	(6.83)%	$419	1.00	%(2)	0.94%		1.05%		36%
2021	$11.22	$0.10	$5.06	$5.16	$(0.12)	$–	$–		$(0.12)	$–		$16.26	46.09%	$478	1.00%		1.00%		0.67%		24%
2020	$12.63	$0.16	$(1.17)	$(1.01)	$(0.16)	$(0.24)	$–		$(0.40)	$–		$11.22	(8.28)%	$312	1.00%		1.13%		1.38%		68%
Large Cap Growth Fund
I Shares^(1)
2024	$14.31	$0.02	$5.74	$5.76	$(0.03)	$–	$–		$(0.03)	$–	#	$20.04	40.23%	$228,349	0.76%		0.76%		0.13%		44%
2023	$12.29	$0.03	$2.01	$2.04	$(0.01)	$–	$(0.01)		$(0.02)	$–	#	$14.31	16.63%	$155,288	0.90	%(2)	0.81%		0.19%		44%
2022	$19.58	$(0.02)	$(4.85)	$(4.87)	$–	$(2.42)	$–	#	$(2.42)	$–	#	$12.29	(28.36)%	$116,416	0.90	%(2)	0.87%		(0.15)%		38%
2021	$15.42	$(0.05)	$5.14	$5.09	$–	$(0.93)	$–		$(0.93)	$–	#	$19.58	34.10%	$138,704	0.90%		0.89%		(0.28)%		78%
2020	$12.89	$(0.01)	$3.22	$3.21	$– #	$(0.68)	$–		$(0.68)	$–		$15.42	25.83%	$88,825	0.90%		1.00%		(0.09)%		93%
Class S Shares
2024	$14.23	$0.01	$5.69	$5.70	$(0.01)	$–	$–	#	$(0.01)	$–		$19.92	40.06%	$2,321	0.86%		0.86%		0.03%		44%
2023	$12.23	$0.01	$2.01	$2.02	$(0.02)	$–	$–	#	$(0.02)	$–		$14.23	16.49%	$1,513	1.00	%(2)	0.91%		0.09%		44%
2022	$19.50	$(0.04)	$(4.81)	$(4.85)	$–	$(2.42)	$–	#	$(2.42)	$–		$12.23	(28.39)%	$1,163	1.00	%(2)	0.97%		(0.26)%		38%
2021	$15.38	$(0.07)	$5.12	$5.05	$–	$(0.93)	$–		$(0.93)	$–		$19.50	33.93%	$1,625	1.00%		0.99%		(0.37)%		78%
2020	$12.87	$(0.03)	$3.22	$3.19	$–	$(0.68)	$–		$(0.68)	$–		$15.38	25.71%	$1,470	1.00%		1.10%		(0.20)%		93%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Fund††
I Shares^(1)
2024	$10.82	$0.05	$3.40	$3.45	$(0.08)	$(0.15)	$–	$(0.23)	$–	#	$14.04	32.20%	$152,247	0.90%		0.90%	0.40%	71%
2023	$11.30	$0.07	$(0.36)	$(0.29)	$(0.10)	$(0.09)	$–	$(0.19)	$–	#	$10.82	(2.58)%	$123,126	0.98	%(2)	0.94%	0.64%	49%
2022	$15.54	$0.03	$(2.65)	$(2.62)	$(0.03)	$(1.59)	$–	$(1.62)	$–	#	$11.30	(18.59)%	$122,389	1.05	%(2)	0.97%	0.23%	38%
2021	$10.04	$(0.05)	$5.55	$5.50	$–	$–	$–	$–	$–	#	$15.54	54.78%	$129,178	1.05%		1.02%	(0.32)%	61%
2020	$10.49	$(0.02)	$(0.43)	$(0.45)	$–	$–	$–	$–	$–		$10.04	(4.29)%	$81,052	1.05%		1.14%	(0.16)%	107%
Class S Shares
2024	$10.77	$0.04	$3.38	$3.42	$(0.07)	$(0.15)	$–	$(0.22)	$–		$13.97	32.07%	$100	1.00%		1.00%	0.27%	71%
2023	$11.25	$0.06	$(0.36)	$(0.30)	$(0.09)	$(0.09)	$–	$(0.18)	$–		$10.77	(2.69)%	$60	1.08	%(2)	1.04%	0.54%	49%
2022	$15.47	$0.01	$(2.62)	$(2.61)	$(0.02)	$(1.59)	$–	$(1.61)	$–	#	$11.25	(18.61)%	$61	1.13	%(2)	1.05%	0.06%	38%
2021	$10.01	$(0.06)	$5.52	$5.46	$–	$–	$–	$–	$–		$15.47	54.55%	$740	1.15%		1.12%	(0.43)%	61%
2020	$10.47	$(0.03)	$(0.43)	$(0.46)	$–	$–	$–	$–	$–		$10.01	(4.39)%	$403	1.15%		1.25%	(0.29)%	107%
U.S. All Cap Index Fund
I Shares
2024	$12.80	$0.19	$4.89	$5.08	$(0.19)	$(0.09)	$–	$(0.28)	$–	#	$17.60	39.93%	$188,056	0.25%		0.43%	1.20%	3%
2023	$11.84	$0.18	$0.97	$1.15	$(0.18)	$(0.01)	$–	$(0.19)	$–	#	$12.80	9.68%	$104,049	0.25%		0.60%	1.42%	8%
2022	$14.76	$0.16	$(2.85)	$(2.69)	$(0.15)	$(0.08)	$–	$(0.23)	$–	#	$11.84	(18.39)%	$64,355	0.25%		0.60%	1.24%	4%
2021	$10.18	$0.15	$4.57	$4.72	$(0.14)	$–	$–	$(0.14)	$–		$14.76	46.61%	$40,493	0.25%		0.96%	1.12%	5%
2020(8)	$10.00	$0.12	$0.17	$0.29	$(0.11)	$–	$–	$(0.11)	$–		$10.18	3.08%	$15,989	0.25%		1.78%	1.52%	8%
Real Estate Fund##
I Shares
2024	$6.78	$0.17	$1.89	$2.06	$(0.15)	$–	$(0.02)	$(0.17)	$–		$8.67	30.53%	$152,182	1.00%		1.03%	2.10%	114%
2023	$8.29	$0.14	$(0.80)	$(0.66)	$(0.18)	$(0.65)	$(0.02)	$(0.85)	$–		$6.78	(8.90)%	$118,750	1.00%		1.05%	1.75%	88%
2022	$11.97	$0.09	$(1.49)	$(1.40)	$(0.15)	$(2.13)	$–	$(2.28)	$–	#	$8.29	(15.77)%	$120,537	1.00%		1.07%	0.94%	132%
2021	$8.88	$0.10	$3.35	$3.45	$(0.17)	$(0.19)	$–	$(0.36)	$–		$11.97	39.65%	$119,877	1.00%		1.16%	0.94%	231%
2020	$10.33	$0.13	$(1.34)	$(1.21)	$(0.19)	$(0.05)	$–	$(0.24)	$–		$8.88	(11.74)%	$80,527	1.00%		1.45%	1.42%	232%
International Equity Fund
I Shares^(1)
2024	$10.50	$0.24	$2.28	$2.52	$(0.26)	$–	$–	$(0.26)	$–	#	$12.76	24.06%	$196,056	1.10	%(2)	1.08%	1.95%	39%
2023	$9.58	$0.22	$0.89	$1.11	$(0.19)	$–	$–	$(0.19)	$–	#	$10.50	11.49%	$149,143	1.10%		1.13%	1.95%	47%
2022	$14.58	$0.27	$(3.85)	$(3.58)	$(0.27)	$(1.15)	$– #	$(1.42)	$–		$9.58	(26.80)%	$122,313	1.10%		1.16%	2.34%	50%
2021	$11.05	$0.17	$3.50	$3.67	$(0.14)	$–	$–	$(0.14)	$–	#	$14.58	33.26%	$150,545	1.10%		1.21%	1.21%	55%
2020	$11.20	$0.15	$(0.14)	$0.01	$(0.12)	$–	$(0.04)	$(0.16)	$–		$11.05	0.20%	$87,281	1.10%		1.33%	1.37%	47%
Class S Shares
2024	$10.46	$0.19	$2.31	$2.50	$(0.24)	$–	$–	$(0.24)	$–		$12.72	24.02%	$128	1.20	%(2)	1.18%	1.58%	39%
2023	$9.55	$0.20	$0.89	$1.09	$(0.18)	$–	$–	$(0.18)	$–		$10.46	11.32%	$163	1.20%		1.23%	1.84%	47%
2022	$14.54	$0.27	$(3.85)	$(3.58)	$(0.26)	$(1.15)	$– #	$(1.41)	$–		$9.55	(26.88)%	$143	1.20%		1.26%	2.32%	50%
2021	$11.02	$0.16	$3.49	$3.65	$(0.13)	$–	$–	$(0.13)	$–		$14.54	33.16%	$108	1.20%		1.31%	1.14%	55%
2020	$11.18	$0.15	$(0.16)	$(0.01)	$(0.11)	$–	$(0.04)	$(0.15)	$–		$11.02	–%	$62	1.20%		1.42%	1.39%	47%

*	Per share data calculated using average shares method.

**	See Note 2 in the Notes to Financial Statements.

†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Effective March 1, 2018, Institutional Shares were renamed as I Shares.

#	Amount is less than $0.005.

##	Effective July 20, 2020, Global Real Estate Fund was renamed as Real Estate Fund.

‡	Effective March 1, 2018, Limited Duration Bond Fund was renamed as Limited Duration Fund. †† Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.

(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.

(2)	Ratios include previously waived investment advisory fees recovered.

(3)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 1.46%, and 2.90%.

(4)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%.

(5)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 1.50%, 1.86%, and (1.85)%.

(6)	Commenced operations on December 2, 2019. All ratios for the period have been annualized.

(7)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 2.17%, and (0.58)%.

(8)	Commenced operations on December 31, 2019. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/Short Equity Fund (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Real Estate Fund (the “Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), each of which is a diversified Fund, except the Large Cap Growth Fund and the Real Estate Fund, which are non-diversified Funds. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Funds. After the Conversion Date, Investor Shares will no longer be offered by the Funds, and were terminated as a separately designated class of the Funds.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value DS procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value theirs non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

As of and during the year ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

For the year ended October 31, 2024, the quarterly average balances of options held by the Long/Short Equity Fund was as follows:

Average Quarterly Market Value Balance Long	$132,995
Average Quarterly Market Value Balance Short	$—

Securities Sold Short — Consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of October 31, 2024, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. For the year ended October 31, 2024, the Fund earned rebate income of $2,403,780, which is included in interest income on the Statements of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short and recognized as “dividend expense” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the benchmark rate as defined in the prime brokerage agreement plus 150 basis points on the amount of any shortfall in the required cash margin. During the period, the benchmark rate consisted of a blended rate of the U.S. Overnight Bank Funding Rate and a predetermined spread rate. For the year ended October 31, 2024, the Fund did not incur any interest expense. In the event the Fund has excess cash collateral, the Fund receives interest income as defined in the prime brokerage agreement. During the period, the Fund had positive effective balance and earned daily income based on the benchmark rate. The blended rate included the U.S. Overnight Bank Funding Rate minus 45 basis points. For the year ended October 31, 2024, the Fund earned interest income of $116,760, which is included in interest income on the Statements of Operations.

Swap Contracts — The Long/Short Equity Fund and the U.S. All Cap Index Fund are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. During the year ended October 31, 2024, the Funds’ swap agreements were with one counterparty, Wells Fargo Bank, N.A.

For the year ended October 31, 2024, only the U.S. All Cap Index Fund employed total returns swaps. The quarterly average balances of swap contracts held by the Fund was as follows:

Average Quarterly Market Value Balance Long	$5,539,741
Average Quarterly Market Value Balance Short	$5,546,145

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the year ended October 31, 2024, the Funds retained fees of $1,667, $885, $4,903, $7,504, $3,334, $2,368, $23,929, $4,617 and $4,732, respectively. For the year ended October 31, 2023, the Funds retained fees of $9,034, $513, $22,359, $111, $624, $313, $256, $0 and $381, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.  Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of October 31, 2024 was as follows:

Asset Derivatives			Liability Derivatives
Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
Knights of Columbus Long/Short Equity Fund
Equity contracts
Investments, at value**	$531,980		Options and Swaptions written, at value	$–
Total Derivatives not accounted for as hedging instruments	$531,980			$–
Knights of Columbus U.S. All Cap Index Fund
Equity contracts
Unrealized appreciation on swap contracts	$30,486	†	Unrealized depreciation on swap contracts	$–	†
Total Derivatives not accounted for as hedging instruments	$30,486			$–

**	Includes purchased options and/or swaptions.
†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums..

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2024.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total

Long/Short Equity Fund
Equity contracts	$(45)	$—	$—	$—	$—	$(45)
Total	$(45)	$—	$—	$—	$—	$(45)

U.S. All Cap Index Fund
Equity contracts	$—	$—	$—	$—	$816,149	$816,149
Total	$—	$—	$—	$—	$816,149	$816,149

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total

Long/Short Equity Fund
Equity contracts	$132,843	$—	$—	$—	$—	$132,843
Total	$132,843	$—	$—	$—	$–	$132,843

U.S. All Cap Index Fund
Equity contracts	$—	$—	$—	$—	$123,664	$123,664
Total	$—	$—	$—	$—	$123,664	$123,664

4.  Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the U.S. All Cap Index Fund as of October 31, 2024:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged (1)	Net Amount(2)
$30,486	$—	$30,486	$(30,486)	$—	$—

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

The following is a summary by counterparty of the market value of purchased option agreements and collateral (received)/pledged for the Long/Short Equity Fund as of October 31, 2024:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged (1)	Net Amount(2)
$531,980	$—	$531,980	$(531,980)	$—	$—

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

For the year ended October 31, 2024, the Funds were charged the following for these services, as shown on the Statements of Operations:

CCO Fees
Limited Duration Fund	$4,683
Core Bond Fund	5,582
Long/Short Equity Fund	3,026
Large Cap Value Fund	5,338
Large Cap Growth Fund	5,257
Small Cap Fund	3,706
U.S. All Cap Index Fund	4,100
Real Estate Fund	3,631
International Equity Fund	4,709

6.  Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the year ended October 31, 2024, the Funds were charged the following for these services, as shown on the Statements of Operations:

Administration Fees
Limited Duration Fund	$110,642
Core Bond Fund	125,719
Long/Short Equity Fund	65,394
Large Cap Value Fund	116,932
Large Cap Growth Fund	117,761
Small Cap Fund	88,251
U.S. All Cap Index Fund	88,464
Real Estate Fund	84,930
International Equity Fund	106,710

The Trust and the Distribution are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the year ended October 31, 2024, the Funds were charged the following for these services, as shown on the Statements of Operations:

Shareholder Servicing
Fees
Limited Duration Fund	$121
Core Bond Fund	899
Long/Short Equity Fund	–
Large Cap Value Fund	560
Large Cap Growth Fund	2,037
Small Cap Fund	83
U.S. All Cap Index Fund	–
Real Estate Fund	–
International Equity Fund	145

For the year ended October 31, 2024, the Funds were charged the following rates for these services:

Class S Shares
Limited Duration Fund	0.10%
Core Bond Fund	0.10%
Long/Short Equity Fund	N/A
Large Cap Fund	0.10%
Large Cap Growth Fund	0.10%
Small Cap Fund	0.10%
U.S. All Cap Index Fund	N/A
Real Estate Fund	N/A
International Equity Fund	0.10%

SS&C Global Investor & Distribution Solutions, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the year ended October 31, 2024, the Funds were charged the following for these services, as shown on the Statements of Operations:

Transfer Agent Fees
Limited Duration Fund	$40,341
Core Bond Fund	42,413
Long/Short Equity Fund	24,310
Large Cap Value Fund	40,033
Large Cap Growth Fund	40,346
Small Cap Fund	35,193
U.S. All Cap Index Fund	28,039
Real Estate Fund	27,875
International Equity Fund	38,513

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

For the year ended October 31, 2024, the Funds were charged the following for these services, as shown on the Statements of Operations:

Custodian Fees
Limited Duration Fund	$4,219
Core Bond Fund	7,121
Long/Short Equity Fund	6,105
Large Cap Value Fund	4,979
Large Cap Growth Fund	4,181
Small Cap Fund	5,988
U.S. All Cap Index Fund	54,660
Real Estate Fund	2,586
International Equity Fund	28,642

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

7.  Investment Advisory Agreements and Sub-advisory Agreements:

Under the terms of the Advisory Agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.73%, 0.20%, 0.80%, and 0.90%, respectively, of each Fund’s average daily net assets. As of October 31, 2024 the fees for these services were $764,962, $870,210, $1,415,789, $1,214,842, $1,223,144, $1,107,108, $306,609, $1,211,634 and $1,662,147 for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund, respectively.

Effective May 7, 2024, the management fee for the Real Estate Fund decreased from 0.85% to 0.80% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares and Class S Shares from exceeding certain levels as set forth below until February 28, 2025 (each, a “contractual expense limit”). Refer to Note 1 for the details regarding the termination of the Investor Shares during the period. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively. As of October 31, 2024 the fees waived were $151,484, $163,221, $1,929, $273,935, $40,614 and $9,868 for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. For the year ended October 31, 2024, the Adviser recaptured previously waived fees in Long/Short Equity Fund and International Equity Fund of $46,229 and $40,662, respectively, as shown on the Statements of Operations.

As of October 31, 2024, fees previously waived and reimbursed by the Adviser which may be subject to possible future recapture are as follows:

Fiscal Year	Subject to Repayment until October 31:	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
2022	2025	$267,235	$271,831	$50,260	$207,243	$94,597	$83,083
2023	2026	192,731	201,983	25,917	303,121	68,350	49,478
2024	2027	151,484	163,221	1,929	273,935	40,614	9,868
	Total	$611,450	$637,035	$78,106	$784,299	$203,561	$142,429

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

L2 Asset Management, LLC (“L2”) and the Adviser have entered into an investment subadvisory agreement, dated September 10, 2019 (the “L2 Subadvisory Agreement”). Under the terms of the L2 Subadvisory Agreement, L2 serves as the investment subadviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the "L2 Subadvised Funds"), makes investment decisions for the L2 Subadvised Funds, and administers the investment program of the L2 Subadvised Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

Ranger Global Real Estate Advisors, LLC (“Ranger”) and the Adviser entered into an investment subadvisory agreement, dated July 24, 2019. As a result of a change-in-control of Ranger, an interim subadvisory agreement was signed on October 26, 2021. On February 15, 2022, a shareholder meeting was held whereby the shareholders of the Real Estate Fund voted to approve a new investment subadvisory agreement (the “Ranger Subadvisory Agreement”), which was entered into on that date. Under the terms of the Ranger Subadvisory Agreement, Ranger serves as the investment subadviser for the Real Estate Fund (the “Ranger Subadvised Fund), makes investment decisions for the Ranger Subadvised Fund, and administers the investment program of the Ranger Subadvised Fund, subject to the supervision of, and policies established by, the Adviser and the Board. The Ranger Subadvisory Agreement was terminated effective as of May 7, 2024.

For the services provided pursuant to the L2 Subadvisory Agreement and the Ranger Subadvisory Agreement, each of L2 and Ranger, respectively, received an annual fee from the Adviser at the following annual rates based on the average daily net assets of each L2 Subadvised Fund and the Ranger Subadvised Fund, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%
U.S. All Cap Index Fund	0.10%
Real Estate Fund	0.60%

8.  Investment Transactions:

For the year ended October 31, 2024, the Funds made purchases and sales of investment securities other than short-term securities and in-kind transactions as follows:

				U.S.
			U.S.	Government
			Government	Sales and
	Purchases	Sales	Purchases	Maturities
Limited Duration Fund	$57,610,183	$40,650,739	$84,753,242	$117,164,669
Core Bond Fund	43,761,118	18,580,598	89,914,364	80,792,433
Long/Short Equity Fund	54,513,926	40,104,589	–	–
Large Cap Value Fund	98,254,012	71,263,338	–	–
Large Cap Growth Fund	93,524,415	84,910,936	–	–
Small Cap Fund	105,274,558	117,455,102	–	–
U.S. All Cap Index Fund	42,194,613	4,916,832	–	–
Real Estate Fund	159,490,044	155,437,160	–	–
International Equity Fund	85,452,969	70,194,274	–	–

The Long/Short Equity Fund included cost of purchases to cover securities sold short and the proceeds from securities sold short in the amounts of $116,473,135 and $134,327,939, respectively, for the year ended October 31, 2024.

9.  Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily related to partnership adjustments, short sale dividends, passive foreign investment companies, swaps, REITS income reclassification to capital gain, distribution reclassification, foreign currency gain/loss and paydown gain/loss reclassification. Certain permanent differences are charged or credited to distributable earnings or paid in capital as appropriate, in the period that the differences arise.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2024, except for the permanent reclassification and components of distributable earnings (accumulated losses), which are as of December 31, 2023. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2024.

The following permanent differences primarily attributable to non-deductible excise tax paid, redemption in-kind and short sale dividends have been has been reclassified to/(from) the following accounts during the year ended October 31, 2024:

	Distributable	Paid-in
	Earnings	Capital
Large Cap Value Fund	77	(77)
Large Cap Growth Fund	307	(307)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
Limited Duration Fund
2024	$7,276,353	$—	$—	$7,276,353
2023	4,050,176	—	—	4,050,176
Core Bond Fund
2024	7,836,014	—	—	7,836,014
2023	5,342,247	—	—	5,342,247
Long/Short Equity Fund
2024	2,889,430	—	—	2,889,430
2023	4,704,667	1,505,129	—	6,209,796
Large Cap Value Fund
2024	2,738,448	—	—	2,738,448
2023	1,961,441	6,047,827	—	8,009,268
Large Cap Growth Fund
2024	277,694	7,008	—	284,702
2023	183,094	—	52,043	235,137
Small Cap Fund
2024	637,970	2,105,076	—	2,743,046
2023	852,400	1,261,533	—	2,113,933
U.S. All Cap Index Fund
2024	2,097,385	465,282	—	2,562,667
2023	1,203,826	46,046	—	1,249,872
Real Estate Fund(1)
2024	3,044,632	—	—	3,044,632
2023	10,896,468	1,836,547	272,941	13,005,956
International Equity Fund
2024	3,888,713	—	—	3,888,713
2023	2,583,744	—	—	2,583,744

(1)	The Real Estate Fund has a tax year end of December 31.

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

						Total
						Distributable
	Undistributed	Undistributed	Capital	Unrealized	Other	Earnings
	Ordinary	Long-Term	Loss	Appreciation	Temporary	(Accumulated
	Income	Capital Gain	Carryforwards	(Depreciation)	Differences	Losses)
Limited Duration Fund	$764,883	$—	$ (4,455,566)	$782,808	$(6)	$(2,907,881)
Core Bond Fund	830,384	—	(8,884,953)	(14,165,806)	—	(22,220,375)
Long/Short Equity Fund	171,511	—	(5,232,346)	17,930,925	(17)	12,870,073
Large Cap Value Fund	1,394,698	16,425,116	—	50,502,416	1	68,322,231
Large Cap Growth Fund	—	1,348,022	—	76,392,280	4	77,740,306
Small Cap Fund	—	11,527,564	—	28,787,276	(3)	40,314,837
U.S. All Cap Index Fund	1,699,419	1,325,841	—	41,109,081	(4,071)	44,130,270
Real Estate Fund(1)	—	—	(18,087,771)	(7,627,635)	1	(25,715,405)
International Equity Fund	1,536,302	—	(14,341,752)	31,698,671	2	18,893,223

(1)	The Real Estate Fund has a tax year end of December 31.

The Funds have capital losses carried forward as follows:

	Short-Term	Long-Term
	Loss	Loss	Total
Limited Duration Fund	$898,864	$3,556,702	$4,455,566
Core Bond Fund	1,921,283	6,963,670	8,884,953
Long/Short Equity Fund	5,232,346	—	5,232,346

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

	Short-Term	Long-Term
	Loss	Loss	Total
Real Estate Fund	$—	$18,087,771	$18,087,771
International Equity Fund	2,541,148	11,800,604	14,341,752

During the year ended October 31, 2024, the International Equity Fund utilized $2,211,598 in long-term capital loss carryfowards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including Foreign Currency) by the Fund at October 31, 2024, were as follows:

		Aggregate Gross	Aggregate Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Federal Tax Cost	Appreciation	Depreciation	(Depreciation)
Limited Duration Fund	$177,262,500	$1,375,654	$(592,846)	$782,808
Core Bond Fund	247,621,685	805,244	(14,971,050)	(14,165,806)
Long/Short Equity Fund	77,594,144	22,417,466	(4,486,541)	17,930,925
Large Cap Value Fund	177,563,916	53,537,872	(3,035,456)	50,502,416
Large Cap Growth Fund	145,614,651	79,469,769	(3,077,489)	76,392,280
Small Cap Fund	117,186,177	32,515,203	(3,727,927)	28,787,276
U.S. All Cap Index Fund	138,842,231	46,774,898	(5,665,817)	41,109,081
Real Estate Fund	139,369,257	14,577,821	(3,333,835)	11,243,986
International Equity Fund	162,176,991	37,050,778	(5,352,107)	31,698,671

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

10.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, Real Estate Fund) – The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing a Fund to lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of a Fund. Active and frequent trading may also result in adverse tax consequences.

Catholic Values Investing Risk (All Funds) — Each Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that a Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by any Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause a Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause a Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although each Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in a Fund may fail to achieve such objective.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

Covered Call Risk (Real Estate Fund) — The Fund may write (i.e., sell) covered call options, a type of derivative instrument. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Derivatives Risk (Long/Short Equity Fund and U.S. All Cap Index Fund) — The Funds’ use of options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). If the Fund writes a “covered” call option (i.e., a call option on a security in which the Fund holds a long position), the Fund may not participate fully in a rise in market value of the underlying security. Over-the-counter options also involve counterparty solvency risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be classified as illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Equity Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities, depositary receipts and shares of real estate investment trusts ("REITs"). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time, sometimes rapidly or unpredictability. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Depositary receipts and REITs are discussed elsewhere in this section.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and a Fund’s investments. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities at reduced prices or under unfavorable conditions, therefore reducing the value of the Fund. Very low or negative interest rates may prevent a Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign/Emerging Markets Securities Risk (International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Fund's portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. The Fund will seek to replicate the Knights of Columbus U.S. All Cap Index® (the “Index”) returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. The Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Sub-Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact the Fund’s ability to match the return of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

Information Technology Sector Risk (Large Cap Growth Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect such Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund management or performance to the extent a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The investment managers are committed to minimizing the impact of such transactions on a Fund, and may seek to effect the transactions in-kind, to the extent consistent with pursuing the investment objective of such Fund.

Market Risk (All Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund's NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, social, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any public health emergencies (such as the spread of infectious diseases, epidemics, and pandemics), natural disasters and other similar events, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) — Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of a Fund’s securities.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

Non-Diversified Risk (Large Cap Growth Fund and Real Estate Fund) — Each Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, each Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund) — There is no guarantee that the use of quantitative models, algorithms, methods or other similar techniques, and the investments selected based on such techniques, will perform as expected, produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the model, algorithm or other similar analytical tools (“quantitative tools”). A Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to any quantitative tool. Thus, a Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful as to, for example, selecting or weighting investment positions, and that these tools may not perform as expected.

Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Real Estate Fund) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Real Estate Sector Risk (Real Estate Fund) — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. In addition to these risks, some REITs and real estate operating companies (“REOCs”) have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of REITs and REOCs to reposition their portfolios promptly in response to changes in economic or other conditions is limited. These factors may increase the volatility of the Fund's investments in REITs or REOCs.

Short Sales Risk (Long/Short Equity Fund) — The Fund is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales. Reinvesting proceeds received from short selling may create leverage. These transactions may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act and the rules thereunder. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11.  Concentrations of Shareholders:

At October 31, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of		No. of
	Shareholders		Shareholders
	I Shares	% Ownership	Class S Shares	% Ownership
Limited Duration Fund	1	35%	3	100%
Core Bond Fund	2	49%	1	89%
Long/Short Equity Fund	2	68%	–	–
Large Cap Value Fund	2	49%	3	95%
Large Cap Growth Fund	2	54%	1	89%
Small Cap Fund	2	60%	3	100%
U.S. All Cap Index Fund	3	56%	–	–
Real Estate Fund	2	84%	–	–
International Equity Fund	2	49%	3	100%

12.  Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.  New Accounting Pronouncement:

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

14.  Subsequent Events:

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
OCTOBER 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Knights of Columbus Limited Duration Fund, Knights of Columbus Core Bond Fund, Knights of Columbus Long/Short Equity Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Small Cap Fund, Knights of Columbus U.S. All Cap Index Fund, Knights of Columbus Real Estate Fund, and Knights of Columbus International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Knights of Columbus Limited Duration Fund, Knights of Columbus Core Bond Fund, Knights of Columbus Long/Short Equity Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Small Cap Fund, Knights of Columbus U.S. All Cap Index Fund, Knights of Columbus Real Estate Fund, and Knights of Columbus International Equity Fund (nine of the funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Knights of Columbus Asset Advisors LLC since 2015.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Funds are designating the following items with regard to distributions paid during the period.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short Term Capital Gain(5)	Foreign Tax Credit(6)	Qualifying Business Income(7)
Limited Duration Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	53.07%	49.77%	0.00%	0.00%	0.00%
Core Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	34.48%	62.69%	0.00%	0.00%	0.00%
Long/Short Equity Fund	0.00%	0.00%	100.00%	100.00%	19.90%	22.19%	0.00%	78.92%	0.00%	0.00%	0.00%
Large Cap Value Fund	0.00%	0.00%	100.00%	100.00%	86.17%	96.43%	0.00%	5.97%	0.00%	0.00%	8.39%
Large Cap Growth Fund	0.00%	2.46%	97.54%	100.00%	100.00%	100.00%	0.00%	20.21%	0.00%	0.00%	0.00%
Small Cap Fund	0.00%	76.74%	23.26%	100.00%	100.00%	100.00%	0.00%	12.24%	0.00%	0.00%	0.00%
U.S. All Cap Index Fund	0.00%	18.16%	81.84%	100.00%	46.10%	60.08%	0.00%	5.92%	100.00%	0.00%	4.93%
Real Estate Fund	14.05%	0.00%	85.95%	100.00%	0.00%	0.00%	0.00%	10.07%	0.00%	0.00%	57.48%
International Equity Fund	0.00%	0.00%	100.00%	100.00%	0.21%	93.14%	0.00%	3.99%	0.00%	14.92%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary income distributions that are exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2024. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2024. The total amount of foreign source income for the International Equity Fund is $4,269,635. The total amount of foreign tax paid for the International Equity Fund is $682,172. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

(7)	The percentage of this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

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Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, CT 06510

Investment Subadviser

L2 Asset Management, LLC

66 Glezen Lane,

Wayland, MA 01778

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a
current prospectus for the Funds described.

KOC-AR-001-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors' Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025